PFI Prospectus | California Municipal Fund [Member]
CALIFORNIA MUNICIPAL FUND
Objective:
The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - California Municipal Fund [Member]	California Municipal Fund, Class A [Member]	California Municipal Fund, Class C [Member]	California Municipal Fund, Class P [Member]	California Municipal Fund, Institutional Class [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - California Municipal Fund [Member]	California Municipal Fund, Class A [Member]	California Municipal Fund, Class C [Member]	California Municipal Fund, Class P [Member]		California Municipal Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		none
Component1 Other Expenses	0.05%	0.05%	0.05%		0.05%
Component2 Other Expenses	0.07%	0.15%	0.12%		0.71%
Other Expenses (as a percentage of Assets):	0.12%	0.20%	0.17%		0.76%
Expenses (as a percentage of Assets)	0.82%	1.65%	0.62%		1.21%
Fee Waiver or Reimbursement	none	none	(0.06%)	[1]	(0.65%)	[1]
Net Expenses (as a percentage of Assets)	0.82%	1.65%	0.56%		0.56%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.51% for Class P and 0.51% for Institutional Class shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - California Municipal Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
California Municipal Fund, Class A [Member]	456	627	813	1,350
California Municipal Fund, Class C [Member]	268	520	897	1,955
California Municipal Fund, Class P [Member]	57	192	340	769
California Municipal Fund, Institutional Class [Member]	57	320	602	1,408

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | California Municipal Fund [Member] | California Municipal Fund, Class C [Member] | USD ($)	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays California Municipal Bond Index, which as of December 31, 2016 was 6.08 years. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund is not managed to a particular maturity. The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations and may involve leverage.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

9.45% in securities rated Aaa	9.63% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
46.31% in securities rated Aa	4.17% in securities rated Ba	0.00% in securities rated Ca	7.77% in securities not rated
17.38% in securities rated A	5.29% in securities rated B	0.00% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P shares - www.principalfunds.com.

•	For Institutional Class shares - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (March 1, 2015) and Class P shares (August 24, 2015), the performance shown in the table for Institutional Class and Class P shares is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
The predecessor fund's Class A shares commenced operations on July 25, 1989.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	11.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(10.08)%

Average Annual Total Returns - PFI Prospectus - California Municipal Fund [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays California Municipal Index [Member]	Bloomberg Barclays California Municipal Index (reflects no deduction for fees, expenses, or taxes)	(0.14%)	3.85%	4.44%
California Municipal Fund, Class A [Member]	Class A Return Before Taxes	(3.92%)	3.90%	3.10%
California Municipal Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.92%)	3.90%	3.10%
California Municipal Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(0.98%)	3.94%	3.30%
California Municipal Fund, Class C [Member]	Class C Return Before Taxes	(1.98%)	3.72%	2.55%
California Municipal Fund, Class P [Member]	Class P Return Before Taxes	0.06%	4.77%	3.53%
California Municipal Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.02%)	4.77%	3.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Core Plus Bond Fund [Member]
CORE PLUS BOND FUND
Objective:
The Fund seeks to provide current income
as a secondary objective, capital appreciation
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Core Plus Bond Fund [Member]	Core Plus Bond Fund, Class A [Member]	Core Plus Bond Fund, Class C [Member]	Core Plus Bond Fund, Class J [Member]	Core Plus Bond Fund, Institutional Class [Member]	Core Plus Bond Fund, Class R-1 [Member]	Core Plus Bond Fund, Class R-2 [Member]	Core Plus Bond Fund, Class R-3 [Member]	Core Plus Bond Fund, Class R-4 [Member]	Core Plus Bond Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Core Plus Bond Fund [Member]		Core Plus Bond Fund, Class A [Member]		Core Plus Bond Fund, Class C [Member]		Core Plus Bond Fund, Class J [Member]	Core Plus Bond Fund, Institutional Class [Member]	Core Plus Bond Fund, Class R-1 [Member]	Core Plus Bond Fund, Class R-2 [Member]	Core Plus Bond Fund, Class R-3 [Member]	Core Plus Bond Fund, Class R-4 [Member]	Core Plus Bond Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.49%		0.49%		0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.25%		0.52%		0.14%	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.00%		2.02%		0.79%	0.51%	1.39%	1.26%	1.08%	0.89%	0.77%
Fee Waiver or Reimbursement	[2]	(0.11%)	[3]	(0.26%)	[3]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.89%		1.76%		0.78%	0.50%	1.38%	1.25%	1.07%	0.88%	0.76%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2019. The fee waiver will reduce the Fund's Management Fees by 0.01% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors,LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A and 1.75% for Class C shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Core Plus Bond Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Core Plus Bond Fund, Class A [Member]	462	670	895	1,543
Core Plus Bond Fund, Class C [Member]	279	607	1,063	2,326
Core Plus Bond Fund, Class J [Member]	180	250	437	976
Core Plus Bond Fund, Institutional Class [Member]	51	161	283	638
Core Plus Bond Fund, Class R-1 [Member]	140	438	759	1,667
Core Plus Bond Fund, Class R-2 [Member]	127	398	690	1,521
Core Plus Bond Fund, Class R-3 [Member]	109	341	593	1,315
Core Plus Bond Fund, Class R-4 [Member]	90	282	491	1,094
Core Plus Bond Fund, Class R-5 [Member]	78	244	426	952

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption - PFI Prospectus - Core Plus Bond Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Core Plus Bond Fund, Class C [Member]	179	607	1,063	2,326
Core Plus Bond Fund, Class J [Member]	80	250	437	976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. The bonds and other debt securities in which the Fund invests include intermediate maturity fixed-income securities, which are rated, at the time of purchase, BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's”). The fixed-income securities in which the Fund invests include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities or mortgage-backed securities (securitized products); corporate bonds; and securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which as of December 31, 2016 was 5.89 years.
The Fund actively trades portfolio securities and enters into dollar roll transactions which may involve leverage. The Fund utilizes derivative strategies for hedging or managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

49.85% in securities rated Aaa	20.30% in securities rated Baa	0.91% in securities rated Caa	0.01% in securities rated D
4.50% in securities rated Aa	6.69% in securities rated Ba	0.02% in securities rated Ca	1.16% in securities not rated
13.14% in securities rated A	3.41% in securities rated B	0.01% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Futures and Swaps. Futures and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future or swap; possible lack of a liquid secondary market for a future or swap and the resulting inability to close a future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), the performance shown in the table for Class C is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of Class C. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(6.25)%

Average Annual Total Returns - PFI Prospectus - Core Plus Bond Fund [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Aggregate Bond Index [Member]	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
Core Plus Bond Fund, Class A [Member]	Class A Return Before Taxes	(0.25%)	1.80%	3.04%
Core Plus Bond Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.16%)	0.83%	1.81%
Core Plus Bond Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(0.14%)	0.96%	1.84%
Core Plus Bond Fund, Class C [Member]	Class C Return Before Taxes	1.70%	1.72%	2.58%
Core Plus Bond Fund, Class J [Member]	Class J Return Before Taxes	2.66%	2.59%	3.36%
Core Plus Bond Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	3.99%	2.97%	3.85%
Core Plus Bond Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	3.09%	2.07%	2.95%
Core Plus Bond Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	3.26%	2.21%	3.08%
Core Plus Bond Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	3.43%	2.40%	3.26%
Core Plus Bond Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	3.64%	2.60%	3.47%
Core Plus Bond Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	3.75%	2.72%	3.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Diversified International Fund [Member]
DIVERSIFIED INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Diversified International Fund [Member]	Diversified International Fund, Class A [Member]	Diversified International Fund, Class C [Member]	Diversified International Fund, Class J [Member]	Diversified International Fund, Class P Shares [Member]	Diversified International Fund, Institutional Class [Member]	Diversified International Fund, Class R-1 [Member]	Diversified International Fund, Class R-2 [Member]	Diversified International Fund, Class R-3 [Member]	Diversified International Fund, Class R-4 [Member]	Diversified International Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Diversified International Fund [Member]		Diversified International Fund, Class A [Member]		Diversified International Fund, Class C [Member]		Diversified International Fund, Class J [Member]		Diversified International Fund, Class P Shares [Member]	Diversified International Fund, Institutional Class [Member]		Diversified International Fund, Class R-1 [Member]		Diversified International Fund, Class R-2 [Member]		Diversified International Fund, Class R-3 [Member]		Diversified International Fund, Class R-4 [Member]		Diversified International Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.83%		0.83%		0.83%			0.83%		0.83%		0.83%		0.83%		0.83%		0.83%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.28%		0.47%		0.18%			0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		1.36%		2.30%		1.16%			0.85%		1.72%		1.59%		1.41%		1.22%		1.10%
Fee Waiver or Reimbursement		none		(0.22%)	[2]	none			none	[3]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.36%		2.08%		1.16%			0.85%		1.72%		1.59%		1.41%		1.22%		1.10%
Management Fees (as a percentage of Assets)		0.83%		0.83%		0.83%		0.83%	0.83%		0.83%		0.83%		0.83%		0.83%		0.83%
Distribution and Service (12b-1) Fees	[4]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[4]	0.28%		0.47%		0.18%		0.55%	0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		1.36%		2.30%		1.16%		1.38%	0.85%		1.72%		1.59%		1.41%		1.22%		1.10%
Fee Waiver or Reimbursement	[5]			(0.22%)				(0.35%)
Net Expenses (as a percentage of Assets)		1.36%		2.08%		1.16%		1.03%	0.85%		1.72%		1.59%		1.41%		1.22%		1.10%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Expense information in the table has been restated to reflect current fees.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Diversified International Fund [Member]		Diversified International Fund, Class A [Member]		Diversified International Fund, Class C [Member]		Diversified International Fund, Class J [Member]		Diversified International Fund, Class P Shares [Member]	Diversified International Fund, Institutional Class [Member]		Diversified International Fund, Class R-1 [Member]		Diversified International Fund, Class R-2 [Member]		Diversified International Fund, Class R-3 [Member]		Diversified International Fund, Class R-4 [Member]		Diversified International Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.83%		0.83%		0.83%			0.83%		0.83%		0.83%		0.83%		0.83%		0.83%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.28%		0.47%		0.18%			0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		1.36%		2.30%		1.16%			0.85%		1.72%		1.59%		1.41%		1.22%		1.10%
Fee Waiver or Reimbursement		none		(0.22%)	[2]	none			none	[3]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.36%		2.08%		1.16%			0.85%		1.72%		1.59%		1.41%		1.22%		1.10%
Management Fees (as a percentage of Assets)		0.83%		0.83%		0.83%		0.83%	0.83%		0.83%		0.83%		0.83%		0.83%		0.83%
Distribution and Service (12b-1) Fees	[4]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[4]	0.28%		0.47%		0.18%		0.55%	0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		1.36%		2.30%		1.16%		1.38%	0.85%		1.72%		1.59%		1.41%		1.22%		1.10%
Fee Waiver or Reimbursement	[5]			(0.22%)				(0.35%)
Net Expenses (as a percentage of Assets)		1.36%		2.08%		1.16%		1.03%	0.85%		1.72%		1.59%		1.41%		1.22%		1.10%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Expense information in the table has been restated to reflect current fees.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Diversified International Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Diversified International Fund, Class A [Member]	681	957	1,254	2,095	681	957	1,254	2,095
Diversified International Fund, Class C [Member]	311	697	1,210	2,619	311	697	1,210	2,619
Diversified International Fund, Class J [Member]	218	368	638	1,409	218	368	638	1,409
Diversified International Fund, Class P Shares [Member]					105	402	722	1,627
Diversified International Fund, Institutional Class [Member]	87	271	471	1,049	87	271	471	1,049
Diversified International Fund, Class R-1 [Member]	175	542	933	2,030	175	542	933	2,030
Diversified International Fund, Class R-2 [Member]	162	502	866	1,889	162	502	866	1,889
Diversified International Fund, Class R-3 [Member]	144	446	771	1,691	144	446	771	1,691
Diversified International Fund, Class R-4 [Member]	124	387	670	1,477	124	387	670	1,477
Diversified International Fund, Class R-5 [Member]	112	350	606	1,340	112	350	606	1,340

Expense Example - PFI Prospectus - Diversified International Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Diversified International Fund, Class A [Member]	681	957	1,254	2,095	681	957	1,254	2,095
Diversified International Fund, Class C [Member]	311	697	1,210	2,619	311	697	1,210	2,619
Diversified International Fund, Class J [Member]	218	368	638	1,409	218	368	638	1,409
Diversified International Fund, Class P Shares [Member]					105	402	722	1,627
Diversified International Fund, Institutional Class [Member]	87	271	471	1,049	87	271	471	1,049
Diversified International Fund, Class R-1 [Member]	175	542	933	2,030	175	542	933	2,030
Diversified International Fund, Class R-2 [Member]	162	502	866	1,889	162	502	866	1,889
Diversified International Fund, Class R-3 [Member]	144	446	771	1,691	144	446	771	1,691
Diversified International Fund, Class R-4 [Member]	124	387	670	1,477	124	387	670	1,477
Diversified International Fund, Class R-5 [Member]	112	350	606	1,340	112	350	606	1,340

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Diversified International Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Diversified International Fund, Class C [Member]	211	697	1,210	2,619
Diversified International Fund, Class J [Member]	118	368	638	1,409
Diversified International Fund, Class C [Member]	211	697	1,210	2,619
Diversified International Fund, Class J [Member]	118	368	638	1,409

Expense Example, No Redemption - PFI Prospectus - Diversified International Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Diversified International Fund, Class C [Member]	211	697	1,210	2,619
Diversified International Fund, Class J [Member]	118	368	638	1,409
Diversified International Fund, Class C [Member]	211	697	1,210	2,619
Diversified International Fund, Class J [Member]	118	368	638	1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.2% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, Hong Kong, Singapore and New Zealand; however, the Fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth companies stocks also typically lack the dividend yield that can lessen price declines in market downtowns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007) and Class P shares (September 27, 2010), the performance shown in the table for Classes C and P is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.
During 2010, the R-5 Class experienced a significant one-time gain approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such a gain had not been recognized, the total return amounts expressed herein would have been lower.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	21.03%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(24.17)%

Average Annual Total Returns - PFI Prospectus - Diversified International Fund [Member]	Label	1 Year		5 Years		10 Years
MSCI ACWI Ex-U.S. Index [Member]	MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	4.50%		5.00%		0.96%
Diversified International Fund, Class A [Member]	Class A Return Before Taxes	(5.82%)		4.58%		(0.29%)
Diversified International Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(5.88%)		4.49%		(0.54%)
Diversified International Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.89%)		3.78%		0.09%
Diversified International Fund, Class C [Member]	Class C Return Before Taxes	(1.99%)		5.06%		(0.38%)
Diversified International Fund, Class J [Member]	Class J Return Before Taxes	(1.07%)		5.91%		0.31%
Diversified International Fund, Class P Shares [Member]	Class P Return Before Taxes	0.05%		6.16%		0.49%
Diversified International Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	0.26%		6.33%		0.82%
Diversified International Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(0.71%)		5.42%		(0.06%)
Diversified International Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(0.58%)		5.54%		0.06%
Diversified International Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(0.31%)		5.75%		0.25%
Diversified International Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(0.13%)		5.94%		0.44%
Diversified International Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(0.01%)	[1]	6.07%	[1]	0.65%	[1]
[1]	During 2010, the Class experienced a significant one-time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Equity Income Fund [Member]
EQUITY INCOME FUND
Objective:
The Fund seeks to provide current income and long-term growth of income and capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Equity Income Fund [Member]	Equity Income Fund, Class A [Member]	Equity Income Fund, Class C [Member]	Equity Income Fund, Class P Shares [Member]	Equity Income Fund, Institutional Class [Member]	Equity Income Fund, Class R-1 Shares [Member]	Equity Income Fund, Class R-2 Shares [Member]	Equity Income Fund, Class R-3 Shares [Member]	Equity Income Fund, Class R-4 Shares [Member]	Equity Income Fund, Class R-5 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Equity Income Fund [Member]	Equity Income Fund, Class A [Member]	Equity Income Fund, Class C [Member]	Equity Income Fund, Class P Shares [Member]	Equity Income Fund, Institutional Class [Member]		Equity Income Fund, Class R-1 Shares [Member]	Equity Income Fund, Class R-2 Shares [Member]	Equity Income Fund, Class R-3 Shares [Member]	Equity Income Fund, Class R-4 Shares [Member]	Equity Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)	0.51%	0.51%		0.51%		0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%		none		0.35%	0.30%	0.25%	0.10%	none
Other Expenses (as a percentage of Assets):	0.15%	0.14%		0.01%		0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)	0.91%	1.65%		0.52%		1.39%	1.26%	1.08%	0.89%	0.77%
Fee Waiver or Reimbursement	none	none		none	[1]	none	none	none	none	none
Net Expenses (as a percentage of Assets)	0.91%	1.65%		0.52%		1.39%	1.26%	1.08%	0.89%	0.77%
Management Fees (as a percentage of Assets)	0.51%	0.51%	0.51%	0.51%		0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.15%	0.14%	0.09%	0.01%		0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)	0.91%	1.65%	0.60%	0.52%		1.39%	1.26%	1.08%	0.89%	0.77%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.52% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Equity Income Fund [Member]	Equity Income Fund, Class A [Member]	Equity Income Fund, Class C [Member]	Equity Income Fund, Class P Shares [Member]	Equity Income Fund, Institutional Class [Member]		Equity Income Fund, Class R-1 Shares [Member]	Equity Income Fund, Class R-2 Shares [Member]	Equity Income Fund, Class R-3 Shares [Member]	Equity Income Fund, Class R-4 Shares [Member]	Equity Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)	0.51%	0.51%		0.51%		0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%		none		0.35%	0.30%	0.25%	0.10%	none
Other Expenses (as a percentage of Assets):	0.15%	0.14%		0.01%		0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)	0.91%	1.65%		0.52%		1.39%	1.26%	1.08%	0.89%	0.77%
Fee Waiver or Reimbursement	none	none		none	[1]	none	none	none	none	none
Net Expenses (as a percentage of Assets)	0.91%	1.65%		0.52%		1.39%	1.26%	1.08%	0.89%	0.77%
Management Fees (as a percentage of Assets)	0.51%	0.51%	0.51%	0.51%		0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	0.15%	0.14%	0.09%	0.01%		0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)	0.91%	1.65%	0.60%	0.52%		1.39%	1.26%	1.08%	0.89%	0.77%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.52% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Equity Income Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Equity Income Fund, Class A [Member]	638	824	1,026	1,608	638	824	1,026	1,608
Equity Income Fund, Class C [Member]	268	520	897	1,955	268	520	897	1,955
Equity Income Fund, Class P Shares [Member]					61	192	335	750
Equity Income Fund, Institutional Class [Member]	53	167	291	653	53	167	291	653
Equity Income Fund, Class R-1 Shares [Member]	142	440	761	1,669	142	440	761	1,669
Equity Income Fund, Class R-2 Shares [Member]	128	400	692	1,523	128	400	692	1,523
Equity Income Fund, Class R-3 Shares [Member]	110	343	595	1,317	110	343	595	1,317
Equity Income Fund, Class R-4 Shares [Member]	91	284	493	1,096	91	284	493	1,096
Equity Income Fund, Class R-5 Shares [Member]	79	246	428	954	79	246	428	954

Expense Example - PFI Prospectus - Equity Income Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Equity Income Fund, Class A [Member]	638	824	1,026	1,608	638	824	1,026	1,608
Equity Income Fund, Class C [Member]	268	520	897	1,955	268	520	897	1,955
Equity Income Fund, Class P Shares [Member]					61	192	335	750
Equity Income Fund, Institutional Class [Member]	53	167	291	653	53	167	291	653
Equity Income Fund, Class R-1 Shares [Member]	142	440	761	1,669	142	440	761	1,669
Equity Income Fund, Class R-2 Shares [Member]	128	400	692	1,523	128	400	692	1,523
Equity Income Fund, Class R-3 Shares [Member]	110	343	595	1,317	110	343	595	1,317
Equity Income Fund, Class R-4 Shares [Member]	91	284	493	1,096	91	284	493	1,096
Equity Income Fund, Class R-5 Shares [Member]	79	246	428	954	79	246	428	954

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Equity Income Fund [Member] - Equity Income Fund, Class C [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	168	520	897	1,955
Total	168	520	897	1,955

Expense Example, No Redemption - PFI Prospectus - Equity Income Fund [Member] - Equity Income Fund, Class C [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	168	520	897	1,955
Total	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Fund usually invests in equity securities of companies with large and medium market capitalizations. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2016, this range was between approximately $394.9 million and $634.4 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts and securities of foreign issuers.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010) and Class P shares (September 27, 2010), the performance shown in the table for Classes P, R-1, R-2, R-3, R-4, and R-5 shares is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares (without respect to sales charges, if not applicable to the newer class), the historical performance of the Class A shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of Class A shares. The predecessor fund's Class A shares commenced operations on May 31, 1939.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	13.97%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(19.82)%

Average Annual Total Returns - PFI Prospectus - Equity Income Fund [Member]	Label	1 Year	5 Years	10 Years
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	14.80%	5.72%
Equity Income Fund, Class A [Member]	Class A Return Before Taxes	8.80%	10.75%	5.28%
Equity Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	7.84%	10.15%	4.61%
Equity Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	5.74%	8.51%	4.14%
Equity Income Fund, Class C [Member]	Class C Return Before Taxes	13.30%	11.19%	5.10%
Equity Income Fund, Class P Shares [Member]	Class P Return Before Taxes	15.50%	12.33%	6.07%
Equity Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.58%	12.45%	6.32%
Equity Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	14.59%	11.49%	5.39%
Equity Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	14.73%	11.63%	5.53%
Equity Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	14.90%	11.83%	5.71%
Equity Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	15.14%	12.04%	5.90%
Equity Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	15.30%	12.18%	6.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Finisterre Unconstrained Emerging Markets Bond Fund [Member]
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Objective:
The Fund seeks to generate total returns from current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Finisterre Unconstrained Emerging Markets Bond Fund [Member]	Finisterre Unconstrained Emerging Markets Bond Fund, Class A [Member]	Finisterre Unconstrained Emerging Markets Bond Fund, Class P [Member]	Finisterre Unconstrained Emerging Markets Bond Fund, Institutional Class [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Finisterre Unconstrained Emerging Markets Bond Fund [Member]	May 02, 2017 Finisterre Unconstrained Emerging Markets Bond Fund, Class A [Member]		May 02, 2017 Finisterre Unconstrained Emerging Markets Bond Fund, Institutional Class [Member]		Mar. 01, 2017 Finisterre Unconstrained Emerging Markets Bond Fund, Class A [Member]		Mar. 01, 2017 Finisterre Unconstrained Emerging Markets Bond Fund, Class P [Member]		Mar. 01, 2017 Finisterre Unconstrained Emerging Markets Bond Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	1.02%		1.02%		1.02%		1.02%		1.02%
Distribution and Service (12b-1) Fees	0.25%		none		0.25%
Other Expenses (as a percentage of Assets):	0.60%	[1]	0.43%	[1]	0.60%	[2]	0.43%	[2]	0.43%	[2]
Expenses (as a percentage of Assets)	1.87%		1.45%		1.87%		1.45%		1.45%
Fee Waiver or Reimbursement	(0.40%)	[3]	(0.33%)	[3]	(0.40%)	[4]	(0.30%)	[4]	(0.33%)	[4]
Net Expenses (as a percentage of Assets)	1.47%		1.12%		1.47%		1.15%		1.12%
[1]	Based on estimated expenses for the current fiscal year.
[2]	Based on estimated expenses for the current fiscal year.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.47% for Class A and 1.12% for Institutional Class shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.47% for Class A, 1.15% for Class P and 1.12% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Finisterre Unconstrained Emerging Markets Bond Fund [Member]	May 02, 2017 Finisterre Unconstrained Emerging Markets Bond Fund, Class A [Member]		May 02, 2017 Finisterre Unconstrained Emerging Markets Bond Fund, Institutional Class [Member]		Mar. 01, 2017 Finisterre Unconstrained Emerging Markets Bond Fund, Class A [Member]		Mar. 01, 2017 Finisterre Unconstrained Emerging Markets Bond Fund, Class P [Member]		Mar. 01, 2017 Finisterre Unconstrained Emerging Markets Bond Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	1.02%		1.02%		1.02%		1.02%		1.02%
Distribution and Service (12b-1) Fees	0.25%		none		0.25%
Other Expenses (as a percentage of Assets):	0.60%	[1]	0.43%	[1]	0.60%	[2]	0.43%	[2]	0.43%	[2]
Expenses (as a percentage of Assets)	1.87%		1.45%		1.87%		1.45%		1.45%
Fee Waiver or Reimbursement	(0.40%)	[3]	(0.33%)	[3]	(0.40%)	[4]	(0.30%)	[4]	(0.33%)	[4]
Net Expenses (as a percentage of Assets)	1.47%		1.12%		1.47%		1.15%		1.12%
[1]	Based on estimated expenses for the current fiscal year.
[2]	Based on estimated expenses for the current fiscal year.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.47% for Class A and 1.12% for Institutional Class shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.47% for Class A, 1.15% for Class P and 1.12% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Finisterre Unconstrained Emerging Markets Bond Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years
Finisterre Unconstrained Emerging Markets Bond Fund, Class A [Member]	519	903	519	903
Finisterre Unconstrained Emerging Markets Bond Fund, Class P [Member]			117	429
Finisterre Unconstrained Emerging Markets Bond Fund, Institutional Class [Member]	114	426	114	426

Expense Example - PFI Prospectus - Finisterre Unconstrained Emerging Markets Bond Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years
Finisterre Unconstrained Emerging Markets Bond Fund, Class A [Member]	519	903	519	903
Finisterre Unconstrained Emerging Markets Bond Fund, Class P [Member]			117	429
Finisterre Unconstrained Emerging Markets Bond Fund, Institutional Class [Member]	114	426	114	426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  From July 11, 2016, the date operations commenced, through October 31, 2016, the Fund’s annualized portfolio turnover rate was 511.0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, debt securities and other fixed-income securities, and in derivatives on such investments, that are tied economically to an emerging market country. The Fund considers a security to be tied economically to an emerging market country if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging markets countries. Emerging market countries include frontier market countries. The Fund actively trades portfolio securities.
The Fund follows an investment process that focuses primarily on market level analysis of global markets and political developments and their impact on individual countries and companies in emerging markets. The portfolio construction process for the Fund will follow a top-down process, blending both fundamental and technical considerations. The unconstrained nature of the investment strategy provides greater flexibility to identify opportunities across asset classes, capital structures, maturities, and currencies.
The types of fixed-income securities that the Fund can invest in include bonds, asset-backed securities (securitized products), convertible bonds, contingent convertible securities (hybrid bonds that will, when the issuers capital ratio falls below a predetermined trigger level, be converted into an equity security), credit and index linked securities, and non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S). These types of securities may be issued by stressed, distressed and bankrupt issuers. The Fund's investments also include U.S government securities and U.S. government-sponsored or -chartered enterprises securities.
The Fund may invest, without limitation, in high yield securities (also known as “junk bonds”) rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc., and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of these agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade). Holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Fund also utilizes derivatives to enhance return, hedge the value of its assets against adverse movements, and manage certain investment risks. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund expects to use forward contracts, futures, options, and swaps. The Fund holds cash to support certain of these investments.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund.
Emerging market debt markets are particularly sensitive to adverse or unstable market, economic, political and/or other conditions. During such periods of uncertainty in these markets, the Fund is likely to take a temporary defensive position and invest a significant portion of its assets in cash and cash equivalents.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	26.38% in securities rated Baa	3.31% in securities rated Caa	0.00% in securities rated D
1.36% in securities rated Aa	30.12% in securities rated Ba	0.00% in securities rated Ca	14.27% in securities not rated
8.10% in securities rated A	16.46% in securities rated B	0.00% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Convertible Securities Risk. Convertible securities are bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed income securities and to stock market risk associated with equity securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Distressed Investments Risk. A fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk for the following reasons. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and a fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the fund may lose its entire investment.
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

•
Frontier Markets Risk. Frontier market countries are emerging market countries, but generally have small economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity.

•
Temporary Defensive Strategy Risk. In taking a large cash position, the Fund’s performance may be adversely affected as the Fund may not be able to benefit from an upswing in the market. Further, the Fund may be unable to pursue or achieve its investment objective when employing such a defensive strategy.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yield from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -charted enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National; Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

No performance information is shown below because the Fund has not yet had a calendar year of performance.
The Fund's performance is benchmarked against the JPM CEMBI Broad Diversified Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.

PFI Prospectus | Global Diversified Income Fund [Member]
GLOBAL DIVERSIFIED INCOME FUND
Objective:
The Fund seeks income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Global Diversified Income Fund [Member]	Global Diversified Income Fund, Class A [Member]	Global Diversified Income Fund, Class C [Member]	Global Diversified Income Fund, Class P Shares [Member]	Global Diversified Income Fund, Institutional Class [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Global Diversified Income Fund [Member]	May 02, 2017 Global Diversified Income Fund, Class A [Member]	May 02, 2017 Global Diversified Income Fund, Class C [Member]	May 02, 2017 Global Diversified Income Fund, Institutional Class [Member]		Mar. 01, 2017 Global Diversified Income Fund, Class A [Member]	Mar. 01, 2017 Global Diversified Income Fund, Class C [Member]	Mar. 01, 2017 Global Diversified Income Fund, Class P Shares [Member]	Mar. 01, 2017 Global Diversified Income Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.72%	0.72%	0.72%		0.72%	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		0.25%	1.00%
Component1 Other Expenses	0.10%	0.10%	0.10%		0.10%	0.10%	0.10%	0.10%
Component2 Other Expenses	0.12%	0.13%	0.04%		0.12%	0.13%	0.10%	0.04%
Other Expenses (as a percentage of Assets):	0.22%	0.23%	0.14%		0.22%	0.23%	0.20%	0.14%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.20%	1.96%	0.87%		1.20%	1.96%	0.93%	0.87%
Fee Waiver or Reimbursement	none	none	none	[1]
Net Expenses (as a percentage of Assets)	1.20%	1.96%	0.87%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.76% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Global Diversified Income Fund [Member]	May 02, 2017 Global Diversified Income Fund, Class A [Member]	May 02, 2017 Global Diversified Income Fund, Class C [Member]	May 02, 2017 Global Diversified Income Fund, Institutional Class [Member]		Mar. 01, 2017 Global Diversified Income Fund, Class A [Member]	Mar. 01, 2017 Global Diversified Income Fund, Class C [Member]	Mar. 01, 2017 Global Diversified Income Fund, Class P Shares [Member]	Mar. 01, 2017 Global Diversified Income Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.72%	0.72%	0.72%		0.72%	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		0.25%	1.00%
Component1 Other Expenses	0.10%	0.10%	0.10%		0.10%	0.10%	0.10%	0.10%
Component2 Other Expenses	0.12%	0.13%	0.04%		0.12%	0.13%	0.10%	0.04%
Other Expenses (as a percentage of Assets):	0.22%	0.23%	0.14%		0.22%	0.23%	0.20%	0.14%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.20%	1.96%	0.87%		1.20%	1.96%	0.93%	0.87%
Fee Waiver or Reimbursement	none	none	none	[1]
Net Expenses (as a percentage of Assets)	1.20%	1.96%	0.87%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.76% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Global Diversified Income Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Diversified Income Fund, Class A [Member]	493	742	1,010	1,775
Global Diversified Income Fund, Class C [Member]	299	615	1,057	2,285
Global Diversified Income Fund, Institutional Class [Member]	89	278	482	1,073
Global Diversified Income Fund, Class A [Member]	493	742	1,010	1,775
Global Diversified Income Fund, Class C [Member]	299	615	1,057	2,285
Global Diversified Income Fund, Class P Shares [Member]	95	296	515	1,143
Global Diversified Income Fund, Institutional Class [Member]	89	278	482	1,073

Expense Example - PFI Prospectus - Global Diversified Income Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Global Diversified Income Fund, Class A [Member]	493	742	1,010	1,775	493	742	1,010	1,775
Global Diversified Income Fund, Class C [Member]	299	615	1,057	2,285	299	615	1,057	2,285
Global Diversified Income Fund, Class P Shares [Member]					95	296	515	1,143
Global Diversified Income Fund, Institutional Class [Member]	89	278	482	1,073	89	278	482	1,073

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Global Diversified Income Fund [Member] - Global Diversified Income Fund, Class C [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	199	615	1,057	2,285
Total	199	615	1,057	2,285

Expense Example, No Redemption - PFI Prospectus - Global Diversified Income Fund [Member] - Global Diversified Income Fund, Class C [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	199	615	1,057	2,285
Total	199	615	1,057	2,285

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities to provide incremental dividend yields and diversify fixed-income related risks in the Fund. The Fund generally invests a portion of its assets in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, and value equities of global companies. As described below, the Fund will use some derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund actively trades portfolio securities.
As a Fund that invests globally, some of the Fund's strategies involve investing in foreign securities. The Fund typically invests in foreign securities of at least 10 countries and at least 30% of its net assets in foreign securities.
In managing the Fund, Principal Global Investors, LLC ("PGI"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by PGI and multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, global value equity, and publicly-traded infrastructure. The Fund may add additional investment categories. The Fund seeks to provide yield by having those selecting investments for the Fund focus on those securities offering the best potential for yield, taking risk into consideration, within their respective investment categories.
The Fund also purchases and sells call and put options on equity indexes and exchange-traded funds (“ETFs”) in order to obtain long or short exposures to certain asset categories of the Fund. The primary purpose of this investment strategy is to reduce portfolio volatility in the Fund. PGI determines the asset categories on which this strategy is applied, which may include global real estate securities, global value equity, and/or publicly-traded infrastructure investments.
A portion of the Fund's assets is invested in high yield and other income-producing securities including bank loans and corporate bonds. These include foreign securities issued in both USD and non-USD. "High yield" securities are below investment grade bonds (sometimes called "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
A portion of the Fund's assets is invested primarily in preferred securities of U.S. and non-U.S. companies. This portion of the Fund focuses primarily on the financial services, real estate investment trust ("REIT"), and utility industries.
A portion of the Fund's assets is invested in a diversified portfolio of fixed income securities issued primarily by governments, their agencies, local authorities and instrumentalities, and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets. This portion of the Fund is not managed to a particular maturity or duration. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency. Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index) and any country included in any J.P. Morgan Emerging Market Bond Index. These countries generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, and New Zealand, and most nations located in Western Europe.
A portion of the Fund's assets is invested in equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include REITs, REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
A portion of the Fund’s assets is invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.
A portion of the Fund's assets is invested in a diversified portfolio of value equity securities of companies located or operating in the U.S. and foreign countries, including emerging markets. The Fund invests in equity securities regardless of market capitalization (small, medium or large). Investing in value equity securities, is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
A portion of the Fund's assets is invested in publicly-listed infrastructure companies (domestic and foreign public utility, energy, and transportation companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: transportation (including toll roads, airports, railways, and ports); the generation, transmission or distribution of electricity, gas or water (utilities); or telecommunications activities as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.95% in securities rated Aaa	16.15% in securities rated Baa	15.64% in securities rated Caa	0.32% in securities rated D
1.12% in securities rated Aa	23.69% in securities rated Ba	0.38% in securities rated Ca	11.21% in securities not rated
3.51% in securities rated A	26.02% in securities rated B	0.01% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated to swaps generally, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Equity Index/Exchange-traded Fund (“ETF”) Call Options. A fund that writes equity index/exchange-traded fund (“ETF”) call options forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index on which the call option has been written above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying index decline (net of premiums received). In addition, a fund bears the risk that the index/ETF on which the call option has been written behaves differently than the underlying stocks in the portfolio, which would limit the ability of the call option overwriting strategy to reduce portfolio volatility.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (December 15, 2008).
For periods prior to the inception date of Class P shares (September 27, 2010), the performance shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class P shares. These adjustments for Class P shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 15, 2008.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(8.15)%

Average Annual Total Returns - PFI Prospectus - Global Diversified Income Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	17.13%	7.36%	14.69%
Bloomberg Barclays Global Credit Index [Member]	Bloomberg Barclays Global Credit Index (reflects no deduction for fees, expenses, or taxes)	5.43%	3.40%	6.32%
Bloomberg Barclays Global High Yield Index [Member]	Bloomberg Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)	14.27%	7.37%	14.28%
MSCI ACWI Value Index [Member]	MSCI ACWI Value Index (reflects no deduction for fees, expenses, or taxes)	12.57%	8.96%	9.82%
Global Diversified Income Blended Index [Member]	Global Diversified Income Blended Index (reflects no deduction for fees, expenses, or taxes)	10.25%	6.32%	9.89%
Global Diversified Income Fund, Class A [Member]	Class A Return Before Taxes	5.18%	5.91%	10.71%	Dec. 15, 2008
Global Diversified Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	2.87%	3.77%	8.08%	Dec. 15, 2008
Global Diversified Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	3.02%	3.75%	7.53%	Dec. 15, 2008
Global Diversified Income Fund, Class C [Member]	Class C Return Before Taxes	7.44%	5.91%	10.39%	Dec. 15, 2008
Global Diversified Income Fund, Class P Shares [Member]	Class P Return Before Taxes	9.56%	6.99%	11.41%	Dec. 15, 2008
Global Diversified Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	9.62%	7.05%	11.53%	Dec. 15, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for the Global Diversified Income Blended Index are: 40% Bloomberg Barclays Global Credit Index; 30% Bloomberg Barclays Global High Yield Index; and 30% MSCI ACWI Value Index.

PFI Prospectus | Global Real Estate Securities Fund [Member]
GLOBAL REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Global Real Estate Securities Fund [Member]	Global Real Estate Securities Fund, Class A [Member]	Global Real Estate Securities Fund, Class C [Member]	Global Real Estate Securities Fund, Class P Shares [Member]	Global Real Estate Securities Fund, Institutional Class [Member]	Global Real Estate Securities Fund, Class R-3 [Member]	Global Real Estate Securities Fund, Class R-4 [Member]	Global Real Estate Securities Fund, Class R-5 [Member]	Global Real Estate Securities Fund, Class R-6 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnote and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Global Real Estate Securities Fund [Member]		Global Real Estate Securities Fund, Class A [Member]	Global Real Estate Securities Fund, Class C [Member]		Global Real Estate Securities Fund, Class P Shares [Member]	Global Real Estate Securities Fund, Institutional Class [Member]		Global Real Estate Securities Fund, Class R-3 [Member]	Global Real Estate Securities Fund, Class R-4 [Member]	Global Real Estate Securities Fund, Class R-5 [Member]	Global Real Estate Securities Fund, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.86%	0.86%			0.86%		0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.25%	1.00%			none		0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):		0.21%	0.25%			0.04%		0.33%	0.29%	0.27%	2.66%
Expenses (as a percentage of Assets)		1.32%	2.11%			0.90%		1.44%	1.25%	1.13%	3.52%
Fee Waiver or Reimbursement		none	none	[1]		none	[2]	none	none	none	(2.64%)	[1]
Net Expenses (as a percentage of Assets)		1.32%	2.11%			0.90%		1.44%	1.25%	1.13%	0.88%
Management Fees (as a percentage of Assets)		0.86%	0.86%		0.86%	0.86%		0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.25%	1.00%					0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.21%	0.25%		0.15%	0.04%		0.33%	0.29%	0.27%	2.66%
Expenses (as a percentage of Assets)		1.32%	2.11%		1.01%	0.90%		1.44%	1.25%	1.13%	3.52%
Fee Waiver or Reimbursement	[3]		none		none						(2.58%)
Net Expenses (as a percentage of Assets)		1.32%	2.11%		1.01%	0.90%		1.44%	1.25%	1.13%	0.94%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class C shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class C and 0.94% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Global Real Estate Securities Fund [Member]		Global Real Estate Securities Fund, Class A [Member]	Global Real Estate Securities Fund, Class C [Member]		Global Real Estate Securities Fund, Class P Shares [Member]	Global Real Estate Securities Fund, Institutional Class [Member]		Global Real Estate Securities Fund, Class R-3 [Member]	Global Real Estate Securities Fund, Class R-4 [Member]	Global Real Estate Securities Fund, Class R-5 [Member]	Global Real Estate Securities Fund, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.86%	0.86%			0.86%		0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.25%	1.00%			none		0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):		0.21%	0.25%			0.04%		0.33%	0.29%	0.27%	2.66%
Expenses (as a percentage of Assets)		1.32%	2.11%			0.90%		1.44%	1.25%	1.13%	3.52%
Fee Waiver or Reimbursement		none	none	[1]		none	[2]	none	none	none	(2.64%)	[1]
Net Expenses (as a percentage of Assets)		1.32%	2.11%			0.90%		1.44%	1.25%	1.13%	0.88%
Management Fees (as a percentage of Assets)		0.86%	0.86%		0.86%	0.86%		0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.25%	1.00%					0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.21%	0.25%		0.15%	0.04%		0.33%	0.29%	0.27%	2.66%
Expenses (as a percentage of Assets)		1.32%	2.11%		1.01%	0.90%		1.44%	1.25%	1.13%	3.52%
Fee Waiver or Reimbursement	[3]		none		none						(2.58%)
Net Expenses (as a percentage of Assets)		1.32%	2.11%		1.01%	0.90%		1.44%	1.25%	1.13%	0.94%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class C shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class C and 0.94% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Global Real Estate Securities Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Global Real Estate Securities Fund, Class A [Member]	677	945	1,234	2,053	677	945	1,234	2,053
Global Real Estate Securities Fund, Class C [Member]	314	661	1,134	2,441	314	661	1,134	2,441
Global Real Estate Securities Fund, Class P Shares [Member]					103	322	558	1,236
Global Real Estate Securities Fund, Institutional Class [Member]	92	287	498	1,108	92	287	498	1,108
Global Real Estate Securities Fund, Class R-3 [Member]	147	456	787	1,724	147	456	787	1,724
Global Real Estate Securities Fund, Class R-4 [Member]	127	397	686	1,511	127	397	686	1,511
Global Real Estate Securities Fund, Class R-5 [Member]	115	359	622	1,375	115	359	622	1,375
Global Real Estate Securities Fund, Class R-6 Shares [Member]	90	834	1,600	3,616	96	839	1,605	3,620

Expense Example - PFI Prospectus - Global Real Estate Securities Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Global Real Estate Securities Fund, Class A [Member]	677	945	1,234	2,053	677	945	1,234	2,053
Global Real Estate Securities Fund, Class C [Member]	314	661	1,134	2,441	314	661	1,134	2,441
Global Real Estate Securities Fund, Class P Shares [Member]					103	322	558	1,236
Global Real Estate Securities Fund, Institutional Class [Member]	92	287	498	1,108	92	287	498	1,108
Global Real Estate Securities Fund, Class R-3 [Member]	147	456	787	1,724	147	456	787	1,724
Global Real Estate Securities Fund, Class R-4 [Member]	127	397	686	1,511	127	397	686	1,511
Global Real Estate Securities Fund, Class R-5 [Member]	115	359	622	1,375	115	359	622	1,375
Global Real Estate Securities Fund, Class R-6 Shares [Member]	90	834	1,600	3,616	96	839	1,605	3,620

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example)	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example)
Expense Example, No Redemption - PFI Prospectus - Global Real Estate Securities Fund [Member] - Global Real Estate Securities Fund, Class C [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	214	661	1,134	2,441
Total	214	661	1,134	2,441

Expense Example, No Redemption - PFI Prospectus - Global Real Estate Securities Fund [Member] - Global Real Estate Securities Fund, Class C [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	214	661	1,134	2,441
Total	214	661	1,134	2,441

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities regardless of market capitalization (small, medium or large). The Fund invests in value equity securities, which is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities.
The Fund typically invests in foreign securities of at least three countries and at least 30% of its net assets in foreign securities.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the event that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (October 1, 2007).
For periods prior to the inception date of Class P shares (December 29, 2010), Class R-6 shares (November 25, 2014), and Classes R-3, R-4, and R-5 shares (March 1, 2016), the performance shown in the table for Classes P, R-3, R-4, R-5 and R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for the newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on October 1, 2007.
During 2007, the Fund processed a significant (relative to Class A) "As Of" transaction that resulted in a gain to the remaining shareholders of Class A. “As Of " transaction processing occurs when a fund transaction is processed after its receipt date but “as of” the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class A. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	30.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(29.65)%

Average Annual Total Returns - PFI Prospectus - Global Real Estate Securities Fund [Member]	Label	1 Year	5 Years	Since Inception		Inception Date
FTSE EPRA/NAREIT Developed Index NR [Member]	FTSE EPRA/NAREIT Developed Index NR (reflects no deduction for fees, expenses or taxes)	4.06%	9.48%	1.17%
Global Real Estate Securities Fund, Class A [Member]	Class A Return Before Taxes	(5.48%)	8.63%	1.36%	[1]	Oct. 01, 2007
Global Real Estate Securities Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(6.58%)	6.86%	(0.06%)	[1]	Oct. 01, 2007
Global Real Estate Securities Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.81%)	6.13%	0.48%	[1]	Oct. 01, 2007
Global Real Estate Securities Fund, Class C [Member]	Class C Return Before Taxes	(1.70%)	9.01%	1.11%		Oct. 01, 2007
Global Real Estate Securities Fund, Class P Shares [Member]	Class P Return Before Taxes	0.34%	10.16%	2.69%	[2]	Oct. 01, 2007
Global Real Estate Securities Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	0.45%	10.32%	2.85%	[2]	Oct. 01, 2007
Global Real Estate Securities Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	none	9.76%	2.33%	[2]	Oct. 01, 2007
Global Real Estate Securities Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	0.15%	9.96%	2.52%	[2]	Oct. 01, 2007
Global Real Estate Securities Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	0.24%	10.08%	2.63%	[2]	Oct. 01, 2007
Global Real Estate Securities Fund, Class R-6 Shares [Member]	Class R-6 Return Before Taxes	0.31%	10.29%	2.82%	[2]	Oct. 01, 2007
[1]	During 2007, the Fund processed a significant (relative to Class A) "As Of" transaction that resulted in a gain to the remaining shareholders of Class A. “As-of” transaction processing occurs when a fund transaction is processed after its receipt date but “as of” the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class A. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
[2]	During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Government & High Quality Bond Fund [Member]
GOVERNMENT & HIGH QUALITY BOND FUND
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Government & High Quality Bond Fund [Member]	Government & High Quality Bond Fund, Class A [Member]	Government & High Quality Bond Fund, Class C [Member]	Government & High Quality Bond Fund, Class J [Member]	Government & High Quality Bond Fund, Class P [Member]	Government & High Quality Bond Fund, Institutional Class [Member]	Government & High Quality Bond Fund, Class R-1 [Member]	Government & High Quality Bond Fund, Class R-2 [Member]	Government & High Quality Bond Fund, Class R-3 [Member]	Government & High Quality Bond Fund, Class R-4 [Member]	Government & High Quality Bond Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Government & High Quality Bond Fund [Member]		Government & High Quality Bond Fund, Class A [Member]		Government & High Quality Bond Fund, Class C [Member]		Government & High Quality Bond Fund, Class J [Member]		Government & High Quality Bond Fund, Class P [Member]	Government & High Quality Bond Fund, Institutional Class [Member]		Government & High Quality Bond Fund, Class R-1 [Member]		Government & High Quality Bond Fund, Class R-2 [Member]		Government & High Quality Bond Fund, Class R-3 [Member]		Government & High Quality Bond Fund, Class R-4 [Member]		Government & High Quality Bond Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.50%		0.50%		0.50%			0.50%		0.50%		0.50%		0.50%		0.50%		0.50%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.16%		0.18%		0.17%			0.03%		0.53%		0.45%		0.32%		0.28%		0.26%
Expenses (as a percentage of Assets)		0.91%		1.68%		0.82%			0.53%		1.38%		1.25%		1.07%		0.88%		0.76%
Fee Waiver or Reimbursement		none	[2]	(0.05%)	[2]	none			none	[3]	(0.09%)	[2]	(0.09%)	[2]	(0.09%)	[2]	(0.09%)	[2]	(0.09%)	[2]
Net Expenses (as a percentage of Assets)		0.91%		1.63%		0.82%			0.53%		1.29%		1.16%		0.98%		0.79%		0.67%
Management Fees (as a percentage of Assets)		0.50%		0.50%		0.50%		0.50%	0.50%		0.50%		0.50%		0.50%		0.50%		0.50%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.16%		0.18%		0.17%		0.16%	0.03%		0.53%		0.45%		0.32%		0.28%		0.26%
Expenses (as a percentage of Assets)		0.91%		1.68%		0.82%		0.66%	0.53%		1.38%		1.25%		1.07%		0.88%		0.76%
Fee Waiver or Reimbursement	[4]	none		(0.05%)				none			(0.09%)		(0.09%)		(0.09%)		(0.09%)		(0.09%)
Net Expenses (as a percentage of Assets)		0.91%		1.63%		0.82%		0.66%	0.53%		1.29%		1.16%		0.98%		0.79%		0.67%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.63% for Class C, 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5 shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.53% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.63% for Class C, 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Government & High Quality Bond Fund [Member]		Government & High Quality Bond Fund, Class A [Member]		Government & High Quality Bond Fund, Class C [Member]		Government & High Quality Bond Fund, Class J [Member]		Government & High Quality Bond Fund, Class P [Member]	Government & High Quality Bond Fund, Institutional Class [Member]		Government & High Quality Bond Fund, Class R-1 [Member]		Government & High Quality Bond Fund, Class R-2 [Member]		Government & High Quality Bond Fund, Class R-3 [Member]		Government & High Quality Bond Fund, Class R-4 [Member]		Government & High Quality Bond Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.50%		0.50%		0.50%			0.50%		0.50%		0.50%		0.50%		0.50%		0.50%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.16%		0.18%		0.17%			0.03%		0.53%		0.45%		0.32%		0.28%		0.26%
Expenses (as a percentage of Assets)		0.91%		1.68%		0.82%			0.53%		1.38%		1.25%		1.07%		0.88%		0.76%
Fee Waiver or Reimbursement		none	[2]	(0.05%)	[2]	none			none	[3]	(0.09%)	[2]	(0.09%)	[2]	(0.09%)	[2]	(0.09%)	[2]	(0.09%)	[2]
Net Expenses (as a percentage of Assets)		0.91%		1.63%		0.82%			0.53%		1.29%		1.16%		0.98%		0.79%		0.67%
Management Fees (as a percentage of Assets)		0.50%		0.50%		0.50%		0.50%	0.50%		0.50%		0.50%		0.50%		0.50%		0.50%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.16%		0.18%		0.17%		0.16%	0.03%		0.53%		0.45%		0.32%		0.28%		0.26%
Expenses (as a percentage of Assets)		0.91%		1.68%		0.82%		0.66%	0.53%		1.38%		1.25%		1.07%		0.88%		0.76%
Fee Waiver or Reimbursement	[4]	none		(0.05%)				none			(0.09%)		(0.09%)		(0.09%)		(0.09%)		(0.09%)
Net Expenses (as a percentage of Assets)		0.91%		1.63%		0.82%		0.66%	0.53%		1.29%		1.16%		0.98%		0.79%		0.67%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.63% for Class C, 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5 shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.53% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.63% for Class C, 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Government & High Quality Bond Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Government & High Quality Bond Fund, Class A [Member]	316	509	718	1,319	316	509	718	1,319
Government & High Quality Bond Fund, Class C [Member]	266	525	908	1,983	266	525	908	1,983
Government & High Quality Bond Fund, Class J [Member]	184	262	455	1,014	184	262	455	1,014
Government & High Quality Bond Fund, Class P [Member]					67	211	368	822
Government & High Quality Bond Fund, Institutional Class [Member]	54	170	296	665	54	170	296	665
Government & High Quality Bond Fund, Class R-1 [Member]	131	428	747	1,650	131	428	747	1,650
Government & High Quality Bond Fund, Class R-2 [Member]	118	388	678	1,503	118	388	678	1,503
Government & High Quality Bond Fund, Class R-3 [Member]	100	331	581	1,298	100	331	581	1,298
Government & High Quality Bond Fund, Class R-4 [Member]	81	272	479	1,076	81	272	479	1,076
Government & High Quality Bond Fund, Class R-5 [Member]	68	234	414	934	68	234	414	934

Expense Example - PFI Prospectus - Government & High Quality Bond Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Government & High Quality Bond Fund, Class A [Member]	316	509	718	1,319	316	509	718	1,319
Government & High Quality Bond Fund, Class C [Member]	266	525	908	1,983	266	525	908	1,983
Government & High Quality Bond Fund, Class J [Member]	184	262	455	1,014	184	262	455	1,014
Government & High Quality Bond Fund, Class P [Member]					67	211	368	822
Government & High Quality Bond Fund, Institutional Class [Member]	54	170	296	665	54	170	296	665
Government & High Quality Bond Fund, Class R-1 [Member]	131	428	747	1,650	131	428	747	1,650
Government & High Quality Bond Fund, Class R-2 [Member]	118	388	678	1,503	118	388	678	1,503
Government & High Quality Bond Fund, Class R-3 [Member]	100	331	581	1,298	100	331	581	1,298
Government & High Quality Bond Fund, Class R-4 [Member]	81	272	479	1,076	81	272	479	1,076
Government & High Quality Bond Fund, Class R-5 [Member]	68	234	414	934	68	234	414	934

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Government & High Quality Bond Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Government & High Quality Bond Fund, Class C [Member]	166	525	908	1,983
Government & High Quality Bond Fund, Class J [Member]	84	262	455	1,014
Government & High Quality Bond Fund, Class C [Member]	166	525	908	1,983
Government & High Quality Bond Fund, Class J [Member]	84	262	455	1,014

Expense Example, No Redemption - PFI Prospectus - Government & High Quality Bond Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Government & High Quality Bond Fund, Class C [Member]	166	525	908	1,983
Government & High Quality Bond Fund, Class J [Member]	84	262	455	1,014
Government & High Quality Bond Fund, Class C [Member]	166	525	908	1,983
Government & High Quality Bond Fund, Class J [Member]	84	262	455	1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated, at the time of purchase, AAA by S&P Global Ratings ("S&P Global") or Aaa by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, in the opinion of those selecting such investments, are of comparable quality including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (securitized products). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays Fixed-Rate MBS Index, which as of December 31, 2016 was 4.60 years. The Fund is not managed to a particular maturity. The Fund also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or not rated AAA by S&P Global, AAA by Fitch, or Aaa by Moody's (or of comparable quality), including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Classes J, R-1, R-2, R-3, R-4, and R-5 shares (December 15, 2008) and Class P shares (September 27, 2010), the performance shown in the table for Classes J, P, R-1, R-2, R-3, R-4, and R-5 shares is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of Class A shares. The predecessor fund's Class A shares commenced operations on May 4, 1984.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '10	3.07%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(2.20)%

Average Annual Total Returns - PFI Prospectus - Government & High Quality Bond Fund [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays MBS Fixed Rate Index [Member]	Bloomberg Barclays MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	1.67%	2.07%	4.31%
Government & High Quality Bond Fund, Class A [Member]	Class A Return Before Taxes	(0.88%)	1.33%	3.53%
Government & High Quality Bond Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(2.44%)	0.03%	2.11%
Government & High Quality Bond Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(0.49%)	0.45%	2.16%
Government & High Quality Bond Fund, Class C [Member]	Class C Return Before Taxes	(0.45%)	0.96%	2.95%
Government & High Quality Bond Fund, Class J [Member]	Class J Return Before Taxes	0.36%	1.70%	3.65%
Government & High Quality Bond Fund, Class P [Member]	Class P Return Before Taxes	1.53%	1.91%	3.86%
Government & High Quality Bond Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	1.64%	2.09%	4.10%
Government & High Quality Bond Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	0.87%	1.30%	3.30%
Government & High Quality Bond Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	1.10%	1.45%	3.43%
Government & High Quality Bond Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	1.28%	1.64%	3.62%
Government & High Quality Bond Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	1.37%	1.81%	3.79%
Government & High Quality Bond Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	1.49%	1.93%	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | High Yield Fund [Member]
HIGH YIELD FUND
Objective:
The Fund seeks to provide a high level of current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - High Yield Fund [Member]	High Yield Fund, Class A [Member]	High Yield Fund, Class C [Member]	High Yield Fund, Class P Shares [Member]	High Yield Fund, Institutional Class [Member]	High Yield Fund, Class R-6 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - High Yield Fund [Member]		May 02, 2017 High Yield Fund, Class A [Member]	May 02, 2017 High Yield Fund, Class C [Member]	May 02, 2017 High Yield Fund, Institutional Class [Member]		May 02, 2017 High Yield Fund, Class R-6 [Member]		Mar. 01, 2017 High Yield Fund, Class A [Member]	Mar. 01, 2017 High Yield Fund, Class C [Member]	Mar. 01, 2017 High Yield Fund, Class P Shares [Member]		Mar. 01, 2017 High Yield Fund, Institutional Class [Member]		Mar. 01, 2017 High Yield Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.51%	0.51%	0.51%		0.51%		0.51%	0.51%	0.51%		0.51%		0.51%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none		none		0.25%	1.00%
Other Expenses (as a percentage of Assets):	[1]	0.14%	0.14%	0.13%		176.25%		0.14%	0.14%	0.10%		0.13%		176.25%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%		0.01%		0.01%	0.01%	0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)		0.91%	1.66%	0.65%		176.77%		0.91%	1.66%	0.62%		0.65%		176.77%
Fee Waiver or Reimbursement		none	none	(0.03%)	[2]	(176.23%)	[2]			none	[3]	(0.03%)	[3]	(176.10%)	[3]
Net Expenses (as a percentage of Assets)		0.91%	1.66%	0.62%		0.54%		0.91%	1.66%	0.62%		0.62%		0.67%
[1]	Based on estimated amounts for the current fiscal year (Class R-6).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% for Institutional Class and 0.66% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - High Yield Fund [Member]		May 02, 2017 High Yield Fund, Class A [Member]	May 02, 2017 High Yield Fund, Class C [Member]	May 02, 2017 High Yield Fund, Institutional Class [Member]		May 02, 2017 High Yield Fund, Class R-6 [Member]		Mar. 01, 2017 High Yield Fund, Class A [Member]	Mar. 01, 2017 High Yield Fund, Class C [Member]	Mar. 01, 2017 High Yield Fund, Class P Shares [Member]		Mar. 01, 2017 High Yield Fund, Institutional Class [Member]		Mar. 01, 2017 High Yield Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.51%	0.51%	0.51%		0.51%		0.51%	0.51%	0.51%		0.51%		0.51%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none		none		0.25%	1.00%
Other Expenses (as a percentage of Assets):	[1]	0.14%	0.14%	0.13%		176.25%		0.14%	0.14%	0.10%		0.13%		176.25%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%		0.01%		0.01%	0.01%	0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)		0.91%	1.66%	0.65%		176.77%		0.91%	1.66%	0.62%		0.65%		176.77%
Fee Waiver or Reimbursement		none	none	(0.03%)	[2]	(176.23%)	[2]			none	[3]	(0.03%)	[3]	(176.10%)	[3]
Net Expenses (as a percentage of Assets)		0.91%	1.66%	0.62%		0.54%		0.91%	1.66%	0.62%		0.62%		0.67%
[1]	Based on estimated amounts for the current fiscal year (Class R-6).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% for Institutional Class and 0.66% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - High Yield Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
High Yield Fund, Class A [Member]	464	654	860	1,453	464	654	860	1,453
High Yield Fund, Class C [Member]	269	523	902	1,965	269	523	902	1,965
High Yield Fund, Class P Shares [Member]					63	199	346	774
High Yield Fund, Institutional Class [Member]	63	205	359	808	63	205	359	808
High Yield Fund, Class R-6 [Member]	55	791	1,170	1,649	68	803	1,182	1,661

Expense Example - PFI Prospectus - High Yield Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
High Yield Fund, Class A [Member]	464	654	860	1,453	464	654	860	1,453
High Yield Fund, Class C [Member]	269	523	902	1,965	269	523	902	1,965
High Yield Fund, Class P Shares [Member]					63	199	346	774
High Yield Fund, Institutional Class [Member]	63	205	359	808	63	205	359	808
High Yield Fund, Class R-6 [Member]	55	791	1,170	1,649	68	803	1,182	1,661

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - High Yield Fund [Member] - High Yield Fund, Class C [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	169	523	902	1,965
Total	169	523	902	1,965

Expense Example, No Redemption - PFI Prospectus - High Yield Fund [Member] - High Yield Fund, Class C [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	169	523	902	1,965
Total	169	523	902	1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2016 was 4.11 years. The Fund is not managed to a particular maturity.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.52% in securities rated Aaa	10.71% in securities rated Baa	9.78% in securities rated Caa	0.08% in securities rated D
0.00% in securities rated Aa	42.22% in securities rated Ba	0.19% in securities rated Ca	0.83% in securities not rated
0.07% in securities rated A	35.57% in securities rated B	0.03% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional and R-6 Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Class P shares (September 27, 2010) and Class R-6 shares (November 22, 2016), the performance shown in the table for Class P and R-6 shares is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges if not applicable to the newer class). Adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares. The predecessor fund's Class A shares commenced operations on April 8, 1998.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(11.89)%

Average Annual Total Returns - PFI Prospectus - High Yield Fund [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	17.13%	7.36%	7.55%
High Yield Fund, Class A [Member]	Class A Return Before Taxes	10.38%	6.15%	6.49%
High Yield Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	7.63%	3.26%	3.38%
High Yield Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	5.78%	3.48%	3.76%
High Yield Fund, Class C [Member]	Class C Return Before Taxes	12.79%	6.20%	6.10%
High Yield Fund, Class P Shares [Member]	Class P Return Before Taxes	14.96%	7.23%	7.10%
High Yield Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.05%	7.33%	7.24%
High Yield Fund, Class R-6 [Member]	Class R-6 Return Before Taxes	14.67%	6.98%	6.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | High Yield Fund I [Member]
HIGH YIELD FUND I
Objective:
The Fund seeks high current income
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - High Yield Fund I [Member]	High Yield I Fund, Class A [Member]	High Yield I Fund, Institutional Class [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - High Yield Fund I [Member]		High Yield I Fund, Class A [Member]	High Yield I Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		0.64%	0.64%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.61%	0.02%
Expenses (as a percentage of Assets)		1.50%	0.66%
Fee Waiver or Reimbursement	[1]	(0.45%)
Net Expenses (as a percentage of Assets)		1.05%	0.66%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - High Yield Fund I [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
High Yield I Fund, Class A [Member]	478	789	1,122	2,061
High Yield I Fund, Institutional Class [Member]	67	211	368	822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, which as of December 31, 2016 was 4.11 years. The Fund is not managed to a particular maturity.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	9.21% in securities rated Baa	6.14% in securities rated Caa	0.01% in securities rated D
0.00% in securities rated Aa	50.64% in securities rated Ba	0.22% in securities rated Ca	0.84% in securities not rated
0.15% in securities rated A	32.79% in securities rated B	0.00% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class A shares (March 1, 2013), the performance shown in the bar chart and the table for Class A shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of the Class A shares. These adjustments for Class A shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 29, 2004.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.91%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(14.49)%

Average Annual Total Returns - PFI Prospectus - High Yield Fund I [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	17.13%	7.36%	7.55%
High Yield I Fund, Class A [Member]	Class A Return Before Taxes	9.26%	5.28%	6.57%
High Yield I Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	6.77%	2.65%	3.82%
High Yield I Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	5.18%	2.99%	4.00%
High Yield I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	14.01%	6.46%	7.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share class.

PFI Prospectus | Income Fund [Member]
INCOME FUND
Objective:
The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Income Fund [Member]	Income Fund, Class A [Member]	Income Fund, Class C [Member]	Income Fund, Class J [Member]	Income Fund, Class P Shares [Member]	Income Fund, Institutional Class [Member]	Income Fund, Class R-1 Shares [Member]	Income Fund, Class R-2 Shares [Member]	Income Fund, Class R-3 Shares [Member]	Income Fund, Class R-4 Shares [Member]	Income Fund, Class R-5 Shares [Member]	Income Fund, Class R-6 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Income Fund [Member]		Income Fund, Class A [Member]		Income Fund, Class C [Member]		Income Fund, Class J [Member]		Income Fund, Class P Shares [Member]	Income Fund, Institutional Class [Member]		Income Fund, Class R-1 Shares [Member]		Income Fund, Class R-2 Shares [Member]		Income Fund, Class R-3 Shares [Member]		Income Fund, Class R-4 Shares [Member]		Income Fund, Class R-5 Shares [Member]	Income Fund, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.48%		0.48%		0.48%			0.48%		0.48%		0.48%		0.48%		0.48%		0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.15%		0.21%		0.14%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%	0.32%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%			0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		0.89%		1.70%		0.78%			0.50%		1.37%		1.24%		1.06%		0.87%		0.75%	0.81%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none		none		none		none		none	(0.31%)	[3]
Net Expenses (as a percentage of Assets)		0.89%		1.70%		0.78%			0.50%		1.37%		1.24%		1.06%		0.87%		0.75%	0.50%
Management Fees (as a percentage of Assets)		0.48%		0.48%		0.48%		0.48%	0.48%		0.48%		0.48%		0.48%		0.48%		0.48%	0.48%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.15%		0.21%		0.14%		0.16%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%	0.32%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		0.89%		1.70%		0.78%		0.65%	0.50%		1.37%		1.24%		1.06%		0.87%		0.75%	0.81%
Fee Waiver or Reimbursement	[4]							none												(0.25%)
Net Expenses (as a percentage of Assets)		0.89%		1.70%		0.78%		0.65%	0.50%		1.37%		1.24%		1.06%		0.87%		0.75%	0.56%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.58% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.55% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Income Fund [Member]		Income Fund, Class A [Member]		Income Fund, Class C [Member]		Income Fund, Class J [Member]		Income Fund, Class P Shares [Member]	Income Fund, Institutional Class [Member]		Income Fund, Class R-1 Shares [Member]		Income Fund, Class R-2 Shares [Member]		Income Fund, Class R-3 Shares [Member]		Income Fund, Class R-4 Shares [Member]		Income Fund, Class R-5 Shares [Member]	Income Fund, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.48%		0.48%		0.48%			0.48%		0.48%		0.48%		0.48%		0.48%		0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.15%		0.21%		0.14%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%	0.32%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%			0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		0.89%		1.70%		0.78%			0.50%		1.37%		1.24%		1.06%		0.87%		0.75%	0.81%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none		none		none		none		none	(0.31%)	[3]
Net Expenses (as a percentage of Assets)		0.89%		1.70%		0.78%			0.50%		1.37%		1.24%		1.06%		0.87%		0.75%	0.50%
Management Fees (as a percentage of Assets)		0.48%		0.48%		0.48%		0.48%	0.48%		0.48%		0.48%		0.48%		0.48%		0.48%	0.48%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.15%		0.21%		0.14%		0.16%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%	0.32%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		0.89%		1.70%		0.78%		0.65%	0.50%		1.37%		1.24%		1.06%		0.87%		0.75%	0.81%
Fee Waiver or Reimbursement	[4]							none												(0.25%)
Net Expenses (as a percentage of Assets)		0.89%		1.70%		0.78%		0.65%	0.50%		1.37%		1.24%		1.06%		0.87%		0.75%	0.56%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.58% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.55% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Income Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Income Fund, Class A [Member]	314	502	707	1,296	314	502	707	1,296
Income Fund, Class C [Member]	273	536	923	2,009	273	536	923	2,009
Income Fund, Class J [Member]	180	249	433	966	180	249	433	966
Income Fund, Class P Shares [Member]					66	208	362	810
Income Fund, Institutional Class [Member]	51	160	280	628	51	160	280	628
Income Fund, Class R-1 Shares [Member]	139	434	750	1,646	139	434	750	1,646
Income Fund, Class R-2 Shares [Member]	126	393	681	1,500	126	393	681	1,500
Income Fund, Class R-3 Shares [Member]	108	337	585	1,294	108	337	585	1,294
Income Fund, Class R-4 Shares [Member]	89	278	482	1,073	89	278	482	1,073
Income Fund, Class R-5 Shares [Member]	77	240	417	930	77	240	417	930
Income Fund, Class R-6 Shares [Member]	51	228	419	973	57	234	425	978

Expense Example - PFI Prospectus - Income Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Income Fund, Class A [Member]	314	502	707	1,296	314	502	707	1,296
Income Fund, Class C [Member]	273	536	923	2,009	273	536	923	2,009
Income Fund, Class J [Member]	180	249	433	966	180	249	433	966
Income Fund, Class P Shares [Member]					66	208	362	810
Income Fund, Institutional Class [Member]	51	160	280	628	51	160	280	628
Income Fund, Class R-1 Shares [Member]	139	434	750	1,646	139	434	750	1,646
Income Fund, Class R-2 Shares [Member]	126	393	681	1,500	126	393	681	1,500
Income Fund, Class R-3 Shares [Member]	108	337	585	1,294	108	337	585	1,294
Income Fund, Class R-4 Shares [Member]	89	278	482	1,073	89	278	482	1,073
Income Fund, Class R-5 Shares [Member]	77	240	417	930	77	240	417	930
Income Fund, Class R-6 Shares [Member]	51	228	419	973	57	234	425	978

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Income Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Income Fund, Class C [Member]	173	536	923	2,009
Income Fund, Class J [Member]	80	249	433	966
Income Fund, Class C [Member]	173	536	923	2,009
Income Fund, Class J [Member]	80	249	433	966

Expense Example, No Redemption - PFI Prospectus - Income Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Income Fund, Class C [Member]	173	536	923	2,009
Income Fund, Class J [Member]	80	249	433	966
Income Fund, Class C [Member]	173	536	923	2,009
Income Fund, Class J [Member]	80	249	433	966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which as of December 31, 2016 was 5.89 years. The Fund is not managed to a particular maturity. The Fund also invests in foreign securities.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

39.79% in securities rated Aaa	28.06% in securities rated Baa	1.90% in securities rated Caa	0.00% in securities rated D
5.23% in securities rated Aa	3.80% in securities rated Ba	0.10% in securities rated Ca	0.61% in securities not rated
16.42% in securities rated A	4.08% in securities rated B	0.01% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Class J shares (September 30, 2009), Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010), Class P shares (September 27, 2010) and Class R-6 shares (November 25, 2014), the performance shown in the table for Classes J, P, R-1, R-2, R-3, R-4, R-5 and R-6 shares is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for the newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares. The predecessor fund's Class A shares commence operations on December 15, 1975.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(4.74)%

Average Annual Total Returns - PFI Prospectus - Income Fund [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Aggregate Bond Index [Member]	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
Income Fund, Class A [Member]	Class A Return Before Taxes	2.75%	2.99%	4.82%
Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	1.37%	1.50%	3.06%
Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	1.56%	1.64%	3.02%
Income Fund, Class C [Member]	Class C Return Before Taxes	3.20%	2.65%	4.26%
Income Fund, Class J [Member]	Class J Return Before Taxes	4.17%	3.46%	4.94%
Income Fund, Class P Shares [Member]	Class P Return Before Taxes	5.30%	3.69%	5.19%
Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.47%	3.85%	5.47%
Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	4.56%	2.97%	4.56%
Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	4.80%	3.10%	4.71%
Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	4.87%	3.28%	4.89%
Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	5.19%	3.48%	5.09%
Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	5.21%	3.61%	5.15%
Income Fund, Class R-6 Shares [Member]	Class R-6 Return Before Taxes	5.45%	3.61%	5.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Inflation Protection Fund [Member]
INFLATION PROTECTION FUND
Objective:
The Fund seeks to provide current income and real (after inflation) total returns.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Inflation Protection Fund [Member]	Inflation Protection Fund, Class A [Member]	Inflation Protection Fund, Class C [Member]	Inflation Protection Fund, Class J [Member]	Inflation Protection Fund, Institutional Class [Member]	Inflation Protection Fund, Class R-1 [Member]	Inflation Protection Fund, Class R-2 [Member]	Inflation Protection Fund, Class R-3 [Member]	Inflation Protection Fund, Class R-4 [Member]	Inflation Protection Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Inflation Protection Fund [Member]		Inflation Protection Fund, Class A [Member]	Inflation Protection Fund, Class C [Member]	Inflation Protection Fund, Class J [Member]	Inflation Protection Fund, Institutional Class [Member]	Inflation Protection Fund, Class R-1 [Member]	Inflation Protection Fund, Class R-2 [Member]	Inflation Protection Fund, Class R-3 [Member]	Inflation Protection Fund, Class R-4 [Member]	Inflation Protection Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees	[1]	0.25%	1.00%	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.28%	0.91%	0.53%	none	0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.91%	2.29%	1.06%	0.38%	1.26%	1.13%	0.95%	0.76%	0.64%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.64%)	none
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.06%	0.38%	1.26%	1.13%	0.95%	0.76%	0.64%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A, 1.65% for Class C, and 1.15% for Class J shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Inflation Protection Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Inflation Protection Fund, Class A [Member]	463	653	859	1,452
Inflation Protection Fund, Class C [Member]	268	654	1,167	2,576
Inflation Protection Fund, Class J [Member]	208	337	585	1,294
Inflation Protection Fund, Institutional Class [Member]	39	122	213	480
Inflation Protection Fund, Class R-1 [Member]	128	400	692	1,523
Inflation Protection Fund, Class R-2 [Member]	115	359	622	1,375
Inflation Protection Fund, Class R-3 [Member]	97	303	525	1,166
Inflation Protection Fund, Class R-4 [Member]	78	243	422	942
Inflation Protection Fund, Class R-5 [Member]	65	205	357	798

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption - PFI Prospectus - Inflation Protection Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inflation Protection Fund, Class C [Member]	168	654	1,167	2,576
Inflation Protection Fund, Class J [Member]	108	337	585	1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities ("TIPS") Index. The Fund is not managed to a particular maturity. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, specifically futures, swaps, and options for purposes of managing the risk profile of the Fund. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures and Swaps. Futures and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future or swap; possible lack of a liquid secondary market for a future or swap and the resulting inability to close a future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), the performance shown in the table for Class C is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the Class C fees and expenses. These adjustments result in performance for such periods that is no higher than the historical performance of the Fund's Institutional Class shares, which were first sold December 29, 2004.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '11	4.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(10.39)%

Average Annual Total Returns - PFI Prospectus - Inflation Protection Fund [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays US Treasury TIPS Index [Member]	Bloomberg Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	4.68%	0.89%	4.36%
Inflation Protection Fund, Class A [Member]	Class A Return Before Taxes	(0.54%)	(0.66%)	0.56%
Inflation Protection Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(0.87%)	(1.01%)	(0.23%)
Inflation Protection Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(0.31%)	(0.62%)	0.16%
Inflation Protection Fund, Class C [Member]	Class C Return Before Taxes	1.68%	(0.65%)	0.16%
Inflation Protection Fund, Class J [Member]	Class J Return Before Taxes	2.12%	(0.08%)	0.70%
Inflation Protection Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	3.83%	0.57%	1.40%
Inflation Protection Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	2.98%	(0.28%)	0.53%
Inflation Protection Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	3.16%	(0.15%)	0.66%
Inflation Protection Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	3.29%	0.02%	0.82%
Inflation Protection Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	3.56%	0.22%	1.02%
Inflation Protection Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	3.68%	0.32%	1.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | International Emerging Markets Fund [Member]
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - International Emerging Markets Fund [Member]	International Emerging Markets Fund, Class A [Member]	International Emerging Markets Fund, Class C [Member]	International Emerging Markets Fund, Class J [Member]	International Emerging Markets Fund, Class P Shares [Member]	International Emerging Markets Fund, Institutional Class [Member]	International Emerging Markets Fund, Class R-1 [Member]	International Emerging Markets Fund, Class R-2 [Member]	International Emerging Markets Fund, Class R-3 [Member]	International Emerging Markets Fund, Class R-4 [Member]	International Emerging Markets Fund, Class R-5 [Member]	International Emerging Markets Fund, Class R-6 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - International Emerging Markets Fund [Member]		International Emerging Markets Fund, Class A [Member]		International Emerging Markets Fund, Class C [Member]		International Emerging Markets Fund, Class J [Member]		International Emerging Markets Fund, Class P Shares [Member]	International Emerging Markets Fund, Institutional Class [Member]		International Emerging Markets Fund, Class R-1 [Member]		International Emerging Markets Fund, Class R-2 [Member]		International Emerging Markets Fund, Class R-3 [Member]		International Emerging Markets Fund, Class R-4 [Member]		International Emerging Markets Fund, Class R-5 [Member]	International Emerging Markets Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		1.19%		1.19%		1.19%			1.19%		1.19%		1.19%		1.19%		1.19%		1.19%	1.19%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.43%		0.76%		0.28%			0.08%		0.59%		0.51%		0.38%		0.34%		0.32%	176.31%	[2]
Expenses (as a percentage of Assets)		1.87%		2.95%		1.62%			1.27%		2.13%		2.00%		1.82%		1.63%		1.51%	177.50%
Fee Waiver or Reimbursement		(0.26%)	[3]	(0.29%)	[3]	(0.10%)	[3]		none	[4]	none		none		none		none		none	(176.29%)	[3]
Net Expenses (as a percentage of Assets)		1.61%		2.66%		1.52%			1.27%		2.13%		2.00%		1.82%		1.63%		1.51%	1.21%
Management Fees (as a percentage of Assets)		1.19%		1.19%		1.19%		1.19%	1.19%		1.19%		1.19%		1.19%		1.19%		1.19%	1.19%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.43%		0.76%		0.28%		1.47%	0.08%		0.59%		0.51%		0.38%		0.34%		0.32%	176.31%	[2]
Expenses (as a percentage of Assets)		1.87%		2.95%		1.62%		2.66%	1.27%		2.13%		2.00%		1.82%		1.63%		1.51%	177.50%
Fee Waiver or Reimbursement	[5]	(0.26%)		(0.29%)		(0.10%)		(1.27%)												(176.17%)
Net Expenses (as a percentage of Assets)		1.61%		2.66%		1.52%		1.39%	1.27%		2.13%		2.00%		1.82%		1.63%		1.51%	1.33%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.61% for Class A, 2.66% for Class C and 1.52% for Class J shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.34% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.61% for Class A, 2.66% for Class C, 1.52% for Class J and 1.33% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - International Emerging Markets Fund [Member]		International Emerging Markets Fund, Class A [Member]		International Emerging Markets Fund, Class C [Member]		International Emerging Markets Fund, Class J [Member]		International Emerging Markets Fund, Class P Shares [Member]	International Emerging Markets Fund, Institutional Class [Member]		International Emerging Markets Fund, Class R-1 [Member]		International Emerging Markets Fund, Class R-2 [Member]		International Emerging Markets Fund, Class R-3 [Member]		International Emerging Markets Fund, Class R-4 [Member]		International Emerging Markets Fund, Class R-5 [Member]	International Emerging Markets Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		1.19%		1.19%		1.19%			1.19%		1.19%		1.19%		1.19%		1.19%		1.19%	1.19%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.43%		0.76%		0.28%			0.08%		0.59%		0.51%		0.38%		0.34%		0.32%	176.31%	[2]
Expenses (as a percentage of Assets)		1.87%		2.95%		1.62%			1.27%		2.13%		2.00%		1.82%		1.63%		1.51%	177.50%
Fee Waiver or Reimbursement		(0.26%)	[3]	(0.29%)	[3]	(0.10%)	[3]		none	[4]	none		none		none		none		none	(176.29%)	[3]
Net Expenses (as a percentage of Assets)		1.61%		2.66%		1.52%			1.27%		2.13%		2.00%		1.82%		1.63%		1.51%	1.21%
Management Fees (as a percentage of Assets)		1.19%		1.19%		1.19%		1.19%	1.19%		1.19%		1.19%		1.19%		1.19%		1.19%	1.19%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.43%		0.76%		0.28%		1.47%	0.08%		0.59%		0.51%		0.38%		0.34%		0.32%	176.31%	[2]
Expenses (as a percentage of Assets)		1.87%		2.95%		1.62%		2.66%	1.27%		2.13%		2.00%		1.82%		1.63%		1.51%	177.50%
Fee Waiver or Reimbursement	[5]	(0.26%)		(0.29%)		(0.10%)		(1.27%)												(176.17%)
Net Expenses (as a percentage of Assets)		1.61%		2.66%		1.52%		1.39%	1.27%		2.13%		2.00%		1.82%		1.63%		1.51%	1.33%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.61% for Class A, 2.66% for Class C and 1.52% for Class J shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.34% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.61% for Class A, 2.66% for Class C, 1.52% for Class J and 1.33% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - International Emerging Markets Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
International Emerging Markets Fund, Class A [Member]	705	1,082	1,483	2,600	705	1,082	1,483	2,600
International Emerging Markets Fund, Class C [Member]	369	885	1,527	3,250	369	885	1,527	3,250
International Emerging Markets Fund, Class J [Member]	255	501	872	1,914	255	501	872	1,914
International Emerging Markets Fund, Class P Shares [Member]					142	706	1,297	2,899
International Emerging Markets Fund, Institutional Class [Member]	129	403	697	1,534	129	403	697	1,534
International Emerging Markets Fund, Class R-1 [Member]	216	667	1,144	2,462	216	667	1,144	2,462
International Emerging Markets Fund, Class R-2 [Member]	203	627	1,078	2,327	203	627	1,078	2,327
International Emerging Markets Fund, Class R-3 [Member]	185	573	985	2,137	185	573	985	2,137
International Emerging Markets Fund, Class R-4 [Member]	166	514	887	1,933	166	514	887	1,933
International Emerging Markets Fund, Class R-5 [Member]	154	477	824	1,802	154	477	824	1,802
International Emerging Markets Fund, Class R-6 [Member]	123	820	1,186	1,673	135	831	1,197	1,683

Expense Example - PFI Prospectus - International Emerging Markets Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
International Emerging Markets Fund, Class A [Member]	705	1,082	1,483	2,600	705	1,082	1,483	2,600
International Emerging Markets Fund, Class C [Member]	369	885	1,527	3,250	369	885	1,527	3,250
International Emerging Markets Fund, Class J [Member]	255	501	872	1,914	255	501	872	1,914
International Emerging Markets Fund, Class P Shares [Member]					142	706	1,297	2,899
International Emerging Markets Fund, Institutional Class [Member]	129	403	697	1,534	129	403	697	1,534
International Emerging Markets Fund, Class R-1 [Member]	216	667	1,144	2,462	216	667	1,144	2,462
International Emerging Markets Fund, Class R-2 [Member]	203	627	1,078	2,327	203	627	1,078	2,327
International Emerging Markets Fund, Class R-3 [Member]	185	573	985	2,137	185	573	985	2,137
International Emerging Markets Fund, Class R-4 [Member]	166	514	887	1,933	166	514	887	1,933
International Emerging Markets Fund, Class R-5 [Member]	154	477	824	1,802	154	477	824	1,802
International Emerging Markets Fund, Class R-6 [Member]	123	820	1,186	1,673	135	831	1,197	1,683

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - International Emerging Markets Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Emerging Markets Fund, Class C [Member]	269	885	1,527	3,250
International Emerging Markets Fund, Class J [Member]	155	501	872	1,914
International Emerging Markets Fund, Class C [Member]	269	885	1,527	3,250
International Emerging Markets Fund, Class J [Member]	155	501	872	1,914

Expense Example, No Redemption - PFI Prospectus - International Emerging Markets Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Emerging Markets Fund, Class C [Member]	269	885	1,527	3,250
International Emerging Markets Fund, Class J [Member]	155	501	872	1,914
International Emerging Markets Fund, Class C [Member]	269	885	1,527	3,250
International Emerging Markets Fund, Class J [Member]	155	501	872	1,914

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund considers a security to be tied economically to an emerging market country (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries. The Fund actively trades portfolio securities.
Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). These countries generally exclude the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand, and most nations located in Western Europe. The Fund invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value).

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the event that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued may be appropriately priced as a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), Class P shares (September 27, 2010), and Class R-6 shares (November 22, 2016), the performance shown in the table for Classes C, P, and R-6 shares is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	28.76%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(29.21)%

Average Annual Total Returns - PFI Prospectus - International Emerging Markets Fund [Member]	Label	1 Year	5 Years	10 Years
MSCI Emerging Markets NR Index	MSCI Emerging Markets NR Index (reflects no deduction for fees, expenses, or taxes)	11.19%	1.28%	1.84%
International Emerging Markets Fund, Class A [Member]	Class A Return Before Taxes	2.43%	(0.84%)	(0.09%)
International Emerging Markets Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	2.37%	(0.77%)	(0.43%)
International Emerging Markets Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	1.73%	(0.39%)	0.19%
International Emerging Markets Fund, Class C [Member]	Class C Return Before Taxes	6.19%	(0.70%)	(0.46%)
International Emerging Markets Fund, Class J [Member]	Class J Return Before Taxes	7.46%	0.41%	0.55%
International Emerging Markets Fund, Class P Shares [Member]	Class P Return Before Taxes	8.74%	0.70%	0.75%
International Emerging Markets Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	8.81%	0.83%	1.04%
International Emerging Markets Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	7.91%	(0.03%)	0.17%
International Emerging Markets Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	8.07%	0.10%	0.30%
International Emerging Markets Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	8.24%	0.26%	0.48%
International Emerging Markets Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	8.46%	0.47%	0.67%
International Emerging Markets Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	8.59%	0.59%	0.79%
International Emerging Markets Fund, Class R-6 [Member]	Class R-6 Return Before Taxes	8.34%	0.28%	0.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | International Fund I [Member]
INTERNATIONAL FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - International Fund I [Member]	International Fund I, Class A [Member]	International Fund I, Class P [Member]	International I Fund, Institutional Class [Member]	International I Fund, Class R-1 [Member]	International I Fund, Class R-2 [Member]	International I Fund, Class R-3 [Member]	International I Fund, Class R-4 [Member]	International I Fund, Class R-5 [Member]	International I Fund, Class R-6 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	none	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - International Fund I [Member]		International Fund I, Class A [Member]	International Fund I, Class P [Member]	International I Fund, Institutional Class [Member]	International I Fund, Class R-1 [Member]	International I Fund, Class R-2 [Member]	International I Fund, Class R-3 [Member]	International I Fund, Class R-4 [Member]	International I Fund, Class R-5 [Member]	International I Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.90%		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%		none	0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):		0.88%		0.11%	0.60%	0.52%	0.39%	0.35%	0.33%	176.32%	[1]
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		2.04%		1.02%	1.86%	1.73%	1.55%	1.36%	1.24%	177.23%
Fee Waiver or Reimbursement	[2]	(0.58%)		(0.01%)						(176.30%)
Net Expenses (as a percentage of Assets)		1.46%		1.01%	1.86%	1.73%	1.55%	1.36%	1.24%	0.93%
Management Fees (as a percentage of Assets)		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.88%	0.13%	0.11%	0.60%	0.52%	0.39%	0.35%	0.33%	176.32%	[1]
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		2.04%	1.04%	1.02%	1.86%	1.73%	1.55%	1.36%	1.24%	177.23%
Fee Waiver or Reimbursement	[3]	(0.58%)	none	(0.01%)						(176.17%)
Net Expenses (as a percentage of Assets)		1.46%	1.04%	1.01%	1.86%	1.73%	1.55%	1.36%	1.24%	1.06%
[1]	Based on estimated amounts for the current fiscal year (Class R-6).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 1.00% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, 1.00% for Institutional Class and 1.05% for R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - International Fund I [Member]		International Fund I, Class A [Member]	International Fund I, Class P [Member]	International I Fund, Institutional Class [Member]	International I Fund, Class R-1 [Member]	International I Fund, Class R-2 [Member]	International I Fund, Class R-3 [Member]	International I Fund, Class R-4 [Member]	International I Fund, Class R-5 [Member]	International I Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.90%		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%		none	0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):		0.88%		0.11%	0.60%	0.52%	0.39%	0.35%	0.33%	176.32%	[1]
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		2.04%		1.02%	1.86%	1.73%	1.55%	1.36%	1.24%	177.23%
Fee Waiver or Reimbursement	[2]	(0.58%)		(0.01%)						(176.30%)
Net Expenses (as a percentage of Assets)		1.46%		1.01%	1.86%	1.73%	1.55%	1.36%	1.24%	0.93%
Management Fees (as a percentage of Assets)		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.88%	0.13%	0.11%	0.60%	0.52%	0.39%	0.35%	0.33%	176.32%	[1]
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		2.04%	1.04%	1.02%	1.86%	1.73%	1.55%	1.36%	1.24%	177.23%
Fee Waiver or Reimbursement	[3]	(0.58%)	none	(0.01%)						(176.17%)
Net Expenses (as a percentage of Assets)		1.46%	1.04%	1.01%	1.86%	1.73%	1.55%	1.36%	1.24%	1.06%
[1]	Based on estimated amounts for the current fiscal year (Class R-6).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 1.00% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, 1.00% for Institutional Class and 1.05% for R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - International Fund I [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
International Fund I, Class A [Member]	690	1,102	1,537	2,745	690	1,102	1,537	2,745
International Fund I, Class P [Member]					106	331	574	1,271
International I Fund, Institutional Class [Member]	103	324	562	1,247	103	324	562	1,247
International I Fund, Class R-1 [Member]	189	585	1,006	2,180	189	585	1,006	2,180
International I Fund, Class R-2 [Member]	176	545	939	2,041	176	545	939	2,041
International I Fund, Class R-3 [Member]	158	490	845	1,845	158	490	845	1,845
International I Fund, Class R-4 [Member]	138	431	745	1,635	138	431	745	1,635
International I Fund, Class R-5 [Member]	126	393	681	1,500	126	393	681	1,500
International I Fund, Class R-6 [Member]	95	806	1,177	1,661	108	818	1,189	1,673

Expense Example - PFI Prospectus - International Fund I [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
International Fund I, Class A [Member]	690	1,102	1,537	2,745	690	1,102	1,537	2,745
International Fund I, Class P [Member]					106	331	574	1,271
International I Fund, Institutional Class [Member]	103	324	562	1,247	103	324	562	1,247
International I Fund, Class R-1 [Member]	189	585	1,006	2,180	189	585	1,006	2,180
International I Fund, Class R-2 [Member]	176	545	939	2,041	176	545	939	2,041
International I Fund, Class R-3 [Member]	158	490	845	1,845	158	490	845	1,845
International I Fund, Class R-4 [Member]	138	431	745	1,635	138	431	745	1,635
International I Fund, Class R-5 [Member]	126	393	681	1,500	126	393	681	1,500
International I Fund, Class R-6 [Member]	95	806	1,177	1,661	108	818	1,189	1,673

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in foreign equity securities. Usually, the Fund's investments are diversified across many different countries and regions, including countries with emerging markets. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A and P shares (June 3, 2014) and Class R-6 shares (November 22, 2016), the performance shown in the bar chart for Class A and the table for Classes A, P, and R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Fund's Institutional Class shares, were first sold on December 29, 2003.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	22.51%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(22.90)%

Average Annual Total Returns - PFI Prospectus - International Fund I [Member]	Label	1 Year	5 Years	10 Years
MSCI ACWI Ex-U.S. Index [Member]	MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	4.50%	5.00%	0.96%
International Fund I, Class A [Member]	Class A Return Before Taxes	(10.29%)	5.24%	(0.46%)
International Fund I, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(10.21%)	5.12%	(0.74%)
International Fund I, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(5.56%)	4.31%	(0.07%)
International Fund I, Class P [Member]	Class P Return Before Taxes	(4.64%)	6.85%	0.47%
International I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(4.68%)	6.93%	0.51%
International I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(5.46%)	6.02%	(0.36%)
International I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(5.35%)	6.15%	(0.23%)
International I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(5.21%)	6.35%	(0.05%)
International I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(4.95%)	6.55%	0.14%
International I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(4.90%)	6.67%	0.26%
International I Fund, Class R-6 [Member]	Class R-6 Return Before Taxes	(4.80%)	6.85%	0.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | LargeCap Growth Fund [Member]
LARGECAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - LargeCap Growth Fund [Member]	LargeCap Growth Fund, Class A [Member]	LargeCap Growth Fund, Class C [Member]	LargeCap Growth Fund, Class J [Member]	LargeCap Growth Fund, Class P Shares [Member]	LargeCap Growth Fund, Institutional Class [Member]	LargeCap Growth Fund, Class R-1 [Member]	LargeCap Growth Fund, Class R-2 [Member]	LargeCap Growth Fund, Class R-3 [Member]	LargeCap Growth Fund, Class R-4 [Member]	LargeCap Growth Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - LargeCap Growth Fund [Member]		LargeCap Growth Fund, Class A [Member]		LargeCap Growth Fund, Class C [Member]		LargeCap Growth Fund, Class J [Member]		LargeCap Growth Fund, Class P Shares [Member]	LargeCap Growth Fund, Institutional Class [Member]	LargeCap Growth Fund, Class R-1 [Member]		LargeCap Growth Fund, Class R-2 [Member]		LargeCap Growth Fund, Class R-3 [Member]		LargeCap Growth Fund, Class R-4 [Member]		LargeCap Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.63%		0.63%		0.63%			0.63%	0.63%		0.63%		0.63%		0.63%		0.63%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none	0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.23%		0.35%		0.16%			0.02%	0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		1.11%		1.98%		0.94%			0.65%	1.52%		1.39%		1.21%		1.02%		0.90%
Fee Waiver or Reimbursement	[2]								none
Net Expenses (as a percentage of Assets)		1.11%		1.98%		0.94%			0.65%	1.52%		1.39%		1.21%		1.02%		0.90%
Management Fees (as a percentage of Assets)		0.63%		0.63%		0.63%		0.63%	0.63%	0.63%		0.63%		0.63%		0.63%		0.63%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%				0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.23%		0.35%		0.16%		0.25%	0.02%	0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		1.11%		1.98%		0.94%		0.88%	0.65%	1.52%		1.39%		1.21%		1.02%		0.90%
Fee Waiver or Reimbursement	[3]							(0.05%)
Net Expenses (as a percentage of Assets)		1.11%		1.98%		0.94%		0.83%	0.65%	1.52%		1.39%		1.21%		1.02%		0.90%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.68% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - LargeCap Growth Fund [Member]		LargeCap Growth Fund, Class A [Member]		LargeCap Growth Fund, Class C [Member]		LargeCap Growth Fund, Class J [Member]		LargeCap Growth Fund, Class P Shares [Member]	LargeCap Growth Fund, Institutional Class [Member]	LargeCap Growth Fund, Class R-1 [Member]		LargeCap Growth Fund, Class R-2 [Member]		LargeCap Growth Fund, Class R-3 [Member]		LargeCap Growth Fund, Class R-4 [Member]		LargeCap Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.63%		0.63%		0.63%			0.63%	0.63%		0.63%		0.63%		0.63%		0.63%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none	0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.23%		0.35%		0.16%			0.02%	0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		1.11%		1.98%		0.94%			0.65%	1.52%		1.39%		1.21%		1.02%		0.90%
Fee Waiver or Reimbursement	[2]								none
Net Expenses (as a percentage of Assets)		1.11%		1.98%		0.94%			0.65%	1.52%		1.39%		1.21%		1.02%		0.90%
Management Fees (as a percentage of Assets)		0.63%		0.63%		0.63%		0.63%	0.63%	0.63%		0.63%		0.63%		0.63%		0.63%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%				0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.23%		0.35%		0.16%		0.25%	0.02%	0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		1.11%		1.98%		0.94%		0.88%	0.65%	1.52%		1.39%		1.21%		1.02%		0.90%
Fee Waiver or Reimbursement	[3]							(0.05%)
Net Expenses (as a percentage of Assets)		1.11%		1.98%		0.94%		0.83%	0.65%	1.52%		1.39%		1.21%		1.02%		0.90%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.68% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - LargeCap Growth Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
LargeCap Growth Fund, Class A [Member]	657	883	1,128	1,827	657	883	1,128	1,827
LargeCap Growth Fund, Class C [Member]	301	621	1,068	2,306	301	621	1,068	2,306
LargeCap Growth Fund, Class J [Member]	196	300	520	1,155	196	300	520	1,155
LargeCap Growth Fund, Class P Shares [Member]					85	276	483	1,080
LargeCap Growth Fund, Institutional Class [Member]	66	208	362	810	66	208	362	810
LargeCap Growth Fund, Class R-1 [Member]	155	480	829	1,813	155	480	829	1,813
LargeCap Growth Fund, Class R-2 [Member]	142	440	761	1,669	142	440	761	1,669
LargeCap Growth Fund, Class R-3 [Member]	123	384	665	1,466	123	384	665	1,466
LargeCap Growth Fund, Class R-4 [Member]	104	325	563	1,248	104	325	563	1,248
LargeCap Growth Fund, Class R-5 [Member]	92	287	498	1,108	92	287	498	1,108

Expense Example - PFI Prospectus - LargeCap Growth Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
LargeCap Growth Fund, Class A [Member]	657	883	1,128	1,827	657	883	1,128	1,827
LargeCap Growth Fund, Class C [Member]	301	621	1,068	2,306	301	621	1,068	2,306
LargeCap Growth Fund, Class J [Member]	196	300	520	1,155	196	300	520	1,155
LargeCap Growth Fund, Class P Shares [Member]					85	276	483	1,080
LargeCap Growth Fund, Institutional Class [Member]	66	208	362	810	66	208	362	810
LargeCap Growth Fund, Class R-1 [Member]	155	480	829	1,813	155	480	829	1,813
LargeCap Growth Fund, Class R-2 [Member]	142	440	761	1,669	142	440	761	1,669
LargeCap Growth Fund, Class R-3 [Member]	123	384	665	1,466	123	384	665	1,466
LargeCap Growth Fund, Class R-4 [Member]	104	325	563	1,248	104	325	563	1,248
LargeCap Growth Fund, Class R-5 [Member]	92	287	498	1,108	92	287	498	1,108

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - LargeCap Growth Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Growth Fund, Class C [Member]	201	621	1,068	2,306
LargeCap Growth Fund, Class J [Member]	96	300	520	1,155
LargeCap Growth Fund, Class C [Member]	201	621	1,068	2,306
LargeCap Growth Fund, Class J [Member]	96	300	520	1,155

Expense Example, No Redemption - PFI Prospectus - LargeCap Growth Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Growth Fund, Class C [Member]	201	621	1,068	2,306
LargeCap Growth Fund, Class J [Member]	96	300	520	1,155
LargeCap Growth Fund, Class C [Member]	201	621	1,068	2,306
LargeCap Growth Fund, Class J [Member]	96	300	520	1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2016, this range was between approximately $394.9 million and $634.4 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007) and Class P shares (September 27, 2010), the performance shown in the table for Classes C and P shares is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.
During 2010, Class R-3 experienced a significant one-time gain of approximately $0.06/shares as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total amounts expressed herein would have been lower.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '12	17.04%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(25.99)%

Average Annual Total Returns - PFI Prospectus - LargeCap Growth Fund [Member]	Label	1 Year		5 Years		10 Years
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.08%		14.50%		8.33%
LargeCap Growth Fund, Class A [Member]	Class A Return Before Taxes	(10.80%)		9.75%		4.56%
LargeCap Growth Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(13.64%)		7.43%		3.42%
LargeCap Growth Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(3.70%)		7.73%		3.64%
LargeCap Growth Fund, Class C [Member]	Class C Return Before Taxes	(7.32%)		10.06%		4.30%
LargeCap Growth Fund, Class J [Member]	Class J Return Before Taxes	(6.27%)		11.10%		5.20%
LargeCap Growth Fund, Class P Shares [Member]	Class P Return Before Taxes	(5.31%)	[1]	11.36%	[1]	5.50%	[1]
LargeCap Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(5.19%)		11.56%		5.76%
LargeCap Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(6.07%)		10.58%		4.85%
LargeCap Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(5.88%)		10.72%		4.97%
LargeCap Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(5.73%)	[1]	10.94%	[1]	5.24%	[1]
LargeCap Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(5.55%)		11.13%		5.36%
LargeCap Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(5.47%)		11.26%		5.48%
[1]	During 2010, the R-3 Class experienced a significant one-time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total amounts expressed herein would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | LargeCap Growth Fund I [Member]
LARGECAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - LargeCap Growth Fund I [Member]	LargeCap Growth I Fund, Class A [Member]	LargeCap Growth I Fund, Class J [Member]	LargeCap Growth Fund I, Class P [Member]	LargeCap Growth I Fund, Institutional Class [Member]	LargeCap Growth I Fund, Class R-1 [Member]	LargeCap Growth I Fund, Class R-2 [Member]	LargeCap Growth I Fund, Class R-3 [Member]	LargeCap Growth I Fund, Class R-4 [Member]	LargeCap Growth I Fund, Class R-5 [Member]	LargeCap Growth Fund I, Class R-6 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - LargeCap Growth Fund I [Member]		LargeCap Growth I Fund, Class A [Member]		LargeCap Growth I Fund, Class J [Member]	LargeCap Growth Fund I, Class P [Member]		LargeCap Growth I Fund, Institutional Class [Member]		LargeCap Growth I Fund, Class R-1 [Member]	LargeCap Growth I Fund, Class R-2 [Member]	LargeCap Growth I Fund, Class R-3 [Member]	LargeCap Growth I Fund, Class R-4 [Member]	LargeCap Growth I Fund, Class R-5 [Member]	LargeCap Growth Fund I, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.60%		0.60%			0.60%		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.25%		0.15%					0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.32%		0.15%			0.04%		0.54%	0.46%	0.33%	0.29%	0.27%	0.72%
Expenses (as a percentage of Assets)		1.17%		0.90%			0.64%		1.49%	1.36%	1.18%	0.99%	0.87%	1.32%
Fee Waiver or Reimbursement	[2]	(0.02%)	[3]	(0.02%)			(0.02%)	[4]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.72%)	[3]
Net Expenses (as a percentage of Assets)		1.15%		0.88%			0.62%		1.47%	1.34%	1.16%	0.97%	0.85%	0.60%
Management Fees (as a percentage of Assets)		0.60%		0.60%	0.60%		0.60%		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.25%		0.15%					0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.32%		0.15%	1.30%		0.04%		0.54%	0.46%	0.33%	0.29%	0.27%	0.72%
Expenses (as a percentage of Assets)		1.17%		0.90%	1.90%		0.64%		1.49%	1.36%	1.18%	0.99%	0.87%	1.32%
Fee Waiver or Reimbursement	[5]	(0.02%)	[6]	(0.02%)	(1.12%)	[6]	(0.02%)		(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.67%)	[6]
Net Expenses (as a percentage of Assets)		1.15%		0.88%	0.78%		0.62%		1.47%	1.34%	1.16%	0.97%	0.85%	0.65%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A shares. In addition for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.66% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A and 0.65% for Class R-6 shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - LargeCap Growth Fund I [Member]		LargeCap Growth I Fund, Class A [Member]		LargeCap Growth I Fund, Class J [Member]	LargeCap Growth Fund I, Class P [Member]		LargeCap Growth I Fund, Institutional Class [Member]		LargeCap Growth I Fund, Class R-1 [Member]	LargeCap Growth I Fund, Class R-2 [Member]	LargeCap Growth I Fund, Class R-3 [Member]	LargeCap Growth I Fund, Class R-4 [Member]	LargeCap Growth I Fund, Class R-5 [Member]	LargeCap Growth Fund I, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.60%		0.60%			0.60%		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.25%		0.15%					0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.32%		0.15%			0.04%		0.54%	0.46%	0.33%	0.29%	0.27%	0.72%
Expenses (as a percentage of Assets)		1.17%		0.90%			0.64%		1.49%	1.36%	1.18%	0.99%	0.87%	1.32%
Fee Waiver or Reimbursement	[2]	(0.02%)	[3]	(0.02%)			(0.02%)	[4]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.72%)	[3]
Net Expenses (as a percentage of Assets)		1.15%		0.88%			0.62%		1.47%	1.34%	1.16%	0.97%	0.85%	0.60%
Management Fees (as a percentage of Assets)		0.60%		0.60%	0.60%		0.60%		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.25%		0.15%					0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.32%		0.15%	1.30%		0.04%		0.54%	0.46%	0.33%	0.29%	0.27%	0.72%
Expenses (as a percentage of Assets)		1.17%		0.90%	1.90%		0.64%		1.49%	1.36%	1.18%	0.99%	0.87%	1.32%
Fee Waiver or Reimbursement	[5]	(0.02%)	[6]	(0.02%)	(1.12%)	[6]	(0.02%)		(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.67%)	[6]
Net Expenses (as a percentage of Assets)		1.15%		0.88%	0.78%		0.62%		1.47%	1.34%	1.16%	0.97%	0.85%	0.65%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A shares. In addition for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.66% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A and 0.65% for Class R-6 shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - LargeCap Growth Fund I [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
LargeCap Growth I Fund, Class A [Member]	661	899	1,156	1,891	661	899	1,156	1,891
LargeCap Growth I Fund, Class J [Member]	190	285	497	1,106	190	285	497	1,106
LargeCap Growth Fund I, Class P [Member]					80	488	922	2,131
LargeCap Growth I Fund, Institutional Class [Member]	63	203	355	796	63	203	355	796
LargeCap Growth I Fund, Class R-1 [Member]	150	469	811	1,778	150	469	811	1,778
LargeCap Growth I Fund, Class R-2 [Member]	136	429	743	1,633	136	429	743	1,633
LargeCap Growth I Fund, Class R-3 [Member]	118	373	647	1,430	118	373	647	1,430
LargeCap Growth I Fund, Class R-4 [Member]	99	313	545	1,211	99	313	545	1,211
LargeCap Growth I Fund, Class R-5 [Member]	87	276	480	1,071	87	276	480	1,071
LargeCap Growth Fund I, Class R-6 Shares [Member]	61	347	654	1,527	66	352	659	1,532

Expense Example - PFI Prospectus - LargeCap Growth Fund I [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
LargeCap Growth I Fund, Class A [Member]	661	899	1,156	1,891	661	899	1,156	1,891
LargeCap Growth I Fund, Class J [Member]	190	285	497	1,106	190	285	497	1,106
LargeCap Growth Fund I, Class P [Member]					80	488	922	2,131
LargeCap Growth I Fund, Institutional Class [Member]	63	203	355	796	63	203	355	796
LargeCap Growth I Fund, Class R-1 [Member]	150	469	811	1,778	150	469	811	1,778
LargeCap Growth I Fund, Class R-2 [Member]	136	429	743	1,633	136	429	743	1,633
LargeCap Growth I Fund, Class R-3 [Member]	118	373	647	1,430	118	373	647	1,430
LargeCap Growth I Fund, Class R-4 [Member]	99	313	545	1,211	99	313	545	1,211
LargeCap Growth I Fund, Class R-5 [Member]	87	276	480	1,071	87	276	480	1,071
LargeCap Growth Fund I, Class R-6 Shares [Member]	61	347	654	1,527	66	352	659	1,532

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - LargeCap Growth Fund I [Member] - LargeCap Growth I Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	90	285	497	1,106
Total	90	285	497	1,106

Expense Example, No Redemption - PFI Prospectus - LargeCap Growth Fund I [Member] - LargeCap Growth I Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	90	285	497	1,106
Total	90	285	497	1,106

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2016, this range was between approximately $394.9 million and $634.4 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Global Investors, LLC invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 1000® Growth Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5 and R-6 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class A shares (March 1, 2013), Class P shares (June 3, 2014), and Class R-6 shares (November 25, 2014), the performance shown in the bar chart for Class A shares and the table for Classes A, P, and R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.85)%

Average Annual Total Returns - PFI Prospectus - LargeCap Growth Fund I [Member]	Label	1 Year	5 Years	10 Years
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.08%	14.50%	8.33%
LargeCap Growth I Fund, Class A [Member]	Class A Return Before Taxes	(5.16%)	11.60%	7.03%
LargeCap Growth I Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(6.15%)	9.78%	6.01%
LargeCap Growth I Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.08%)	9.18%	5.65%
LargeCap Growth I Fund, Class J [Member]	Class J Return Before Taxes	(0.29%)	13.12%	7.69%
LargeCap Growth Fund I, Class P [Member]	Class P Return Before Taxes	0.73%	13.36%	8.12%
LargeCap Growth I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	0.98%	13.58%	8.27%
LargeCap Growth I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	0.07%	12.59%	7.32%
LargeCap Growth I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	0.26%	12.76%	7.47%
LargeCap Growth I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	0.43%	12.96%	7.66%
LargeCap Growth I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	0.69%	13.16%	7.86%
LargeCap Growth I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	0.76%	13.31%	7.99%
LargeCap Growth Fund I, Class R-6 Shares [Member]	Class R-6 Return Before Taxes	0.98%	13.54%	8.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | LargeCap Growth Fund II [Member]
LARGECAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	LargeCap Growth II Fund, Class J [Member]	LargeCap Growth II Fund, Institutional Class [Member]	LargeCap Growth II Fund, Class R-1 [Member]	LargeCap Growth II Fund, Class R-2 [Member]	LargeCap Growth II Fund, Class R-3 [Member]	LargeCap Growth II Fund, Class R-4 [Member]	LargeCap Growth II Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | LargeCap Growth Fund II [Member]	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - LargeCap Growth Fund II [Member]		LargeCap Growth II Fund, Class J [Member]	LargeCap Growth II Fund, Institutional Class [Member]	LargeCap Growth II Fund, Class R-1 [Member]	LargeCap Growth II Fund, Class R-2 [Member]	LargeCap Growth II Fund, Class R-3 [Member]	LargeCap Growth II Fund, Class R-4 [Member]	LargeCap Growth II Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and Service (12b-1) Fees	[1]	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		1.25%	0.90%	1.78%	1.65%	1.47%	1.28%	1.16%
Fee Waiver or Reimbursement	[2]	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Net Expenses (as a percentage of Assets)		1.21%	0.86%	1.74%	1.61%	1.43%	1.24%	1.12%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.044% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - LargeCap Growth Fund II [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth II Fund, Class J [Member]	223	393	682	1,508
LargeCap Growth II Fund, Institutional Class [Member]	88	283	495	1,104
LargeCap Growth II Fund, Class R-1 [Member]	177	556	961	2,091
LargeCap Growth II Fund, Class R-2 [Member]	164	516	893	1,951
LargeCap Growth II Fund, Class R-3 [Member]	146	461	799	1,754
LargeCap Growth II Fund, Class R-4 [Member]	126	402	698	1,542
LargeCap Growth II Fund, Class R-5 [Member]	114	365	634	1,405

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | LargeCap Growth Fund II [Member] | LargeCap Growth II Fund, Class J [Member] | USD ($)	123	393	682	1,508

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2016, the range was between approximately $394.9 million and $634.4 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Global Investors, LLC invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 1000® Growth Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.90)%

Average Annual Total Returns - PFI Prospectus - LargeCap Growth Fund II [Member]	Label	1 Year	5 Years	10 Years
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.08%	14.50%	8.33%
LargeCap Growth II Fund, Class J [Member]	Class J Return Before Taxes	3.96%	12.10%	6.84%
LargeCap Growth II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.33%	12.59%	7.43%
LargeCap Growth II Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.36%	9.69%	5.62%
LargeCap Growth II Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.83%	9.74%	5.78%
LargeCap Growth II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.37%	11.60%	6.49%
LargeCap Growth II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.50%	11.75%	6.63%
LargeCap Growth II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	4.76%	11.95%	6.81%
LargeCap Growth II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	4.96%	12.16%	7.02%
LargeCap Growth II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.04%	12.30%	7.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | LargeCap S&P 500 Index Fund [Member]
LARGECAP S&P 500 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - LargeCap S&P 500 Index Fund [Member]	LargeCap S&P 500 Index Fund, Class A [Member]	LargeCap S&P 500 Index Fund, Class C [Member]	LargeCap S&P 500 Index Fund, Class J [Member]	LargeCap S&P 500 Index Fund, Institutional Class [Member]	LargeCap S&P 500 Index Fund, Class R-1 [Member]	LargeCap S&P 500 Index Fund, Class R-2 [Member]	LargeCap S&P 500 Index Fund, Class R-3 [Member]	LargeCap S&P 500 Index Fund, Class R-4 [Member]	LargeCap S&P 500 Index Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	0.25%	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - LargeCap S&P 500 Index Fund [Member]		LargeCap S&P 500 Index Fund, Class A [Member]	LargeCap S&P 500 Index Fund, Class C [Member]	LargeCap S&P 500 Index Fund, Class J [Member]	LargeCap S&P 500 Index Fund, Institutional Class [Member]	LargeCap S&P 500 Index Fund, Class R-1 [Member]	LargeCap S&P 500 Index Fund, Class R-2 [Member]	LargeCap S&P 500 Index Fund, Class R-3 [Member]	LargeCap S&P 500 Index Fund, Class R-4 [Member]	LargeCap S&P 500 Index Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	[1]	0.15%	1.00%	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.18%	0.21%	0.10%	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Expenses (as a percentage of Assets)		0.48%	1.36%	0.40%	0.16%	1.04%	0.91%	0.73%	0.54%	0.42%
Fee Waiver or Reimbursement	[2]		(0.06%)
Net Expenses (as a percentage of Assets)		0.48%	1.30%	0.40%	0.16%	1.04%	0.91%	0.73%	0.54%	0.42%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - LargeCap S&P 500 Index Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap S&P 500 Index Fund, Class A [Member]	198	302	415	745
LargeCap S&P 500 Index Fund, Class C [Member]	232	425	739	1,630
LargeCap S&P 500 Index Fund, Class J [Member]	141	128	224	505
LargeCap S&P 500 Index Fund, Institutional Class [Member]	16	52	90	205
LargeCap S&P 500 Index Fund, Class R-1 [Member]	106	331	574	1,271
LargeCap S&P 500 Index Fund, Class R-2 [Member]	93	290	504	1,120
LargeCap S&P 500 Index Fund, Class R-3 [Member]	75	233	406	906
LargeCap S&P 500 Index Fund, Class R-4 [Member]	55	173	302	677
LargeCap S&P 500 Index Fund, Class R-5 [Member]	43	135	235	530

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption - PFI Prospectus - LargeCap S&P 500 Index Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap S&P 500 Index Fund, Class C [Member]	132	425	739	1,630
LargeCap S&P 500 Index Fund, Class J [Member]	41	128	224	505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") 500 Index (the "Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks. As of December 31, 2016, the market capitalization range of the companies comprising the Index was between approximately $2.4 billion and $617.6 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is balanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund utilizes derivative strategies and exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund ("ETF")) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of expenses of each such investment company.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), the performance shown in the table for Class C is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the Class C fees and expenses. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.13)%

Average Annual Total Returns - PFI Prospectus - LargeCap S&P 500 Index Fund [Member]	Label	1 Year	5 Years	10 Years
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
LargeCap S&P 500 Index Fund, Class A [Member]	Class A Return Before Taxes	9.73%	13.70%	6.15%
LargeCap S&P 500 Index Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	8.99%	13.21%	5.79%
LargeCap S&P 500 Index Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	6.13%	10.98%	4.93%
LargeCap S&P 500 Index Fund, Class C [Member]	Class C Return Before Taxes	9.47%	13.14%	5.53%
LargeCap S&P 500 Index Fund, Class J [Member]	Class J Return Before Taxes	10.55%	14.08%	6.32%
LargeCap S&P 500 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	11.76%	14.43%	6.75%
LargeCap S&P 500 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	10.81%	13.46%	5.83%
LargeCap S&P 500 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	10.94%	13.60%	5.98%
LargeCap S&P 500 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	11.11%	13.80%	6.16%
LargeCap S&P 500 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	11.29%	14.01%	6.37%
LargeCap S&P 500 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	11.49%	14.18%	6.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | LargeCap Value Fund [Member]
LARGECAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - LargeCap Value Fund [Member]	LargeCap Value Fund, Class A [Member]	LargeCap Value Fund, Class C [Member]	LargeCap Value Fund, Class J [Member]	LargeCap Value Fund, Class P [Member]	LargeCap Value Fund, Institutional Class [Member]	LargeCap Value Fund, Class R-1 [Member]	LargeCap Value Fund, Class R-2 [Member]	LargeCap Value Fund, Class R-3 [Member]	LargeCap Value Fund, Class R-4 [Member]	LargeCap Value Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - LargeCap Value Fund [Member]		LargeCap Value Fund, Class A [Member]		LargeCap Value Fund, Class C [Member]		LargeCap Value Fund, Class J [Member]		LargeCap Value Fund, Class P [Member]	LargeCap Value Fund, Institutional Class [Member]		LargeCap Value Fund, Class R-1 [Member]		LargeCap Value Fund, Class R-2 [Member]		LargeCap Value Fund, Class R-3 [Member]		LargeCap Value Fund, Class R-4 [Member]		LargeCap Value Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.42%		0.42%		0.42%			0.42%		0.42%		0.42%		0.42%		0.42%		0.42%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.20%		0.61%		0.16%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Expenses (as a percentage of Assets)		0.87%		2.03%		0.73%			0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Fee Waiver or Reimbursement		none		(0.33%)	[2]	none			none	[3]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		0.87%		1.70%		0.73%			0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Management Fees (as a percentage of Assets)		0.42%		0.42%		0.42%		0.42%	0.42%		0.42%		0.42%		0.42%		0.42%		0.42%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.20%		0.61%		0.16%		5.32%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Expenses (as a percentage of Assets)		0.87%		2.03%		0.73%		5.74%	0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Fee Waiver or Reimbursement	[4]			(0.33%)				(5.12%)
Net Expenses (as a percentage of Assets)		0.87%		1.70%		0.73%		0.62%	0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - LargeCap Value Fund [Member]		LargeCap Value Fund, Class A [Member]		LargeCap Value Fund, Class C [Member]		LargeCap Value Fund, Class J [Member]		LargeCap Value Fund, Class P [Member]	LargeCap Value Fund, Institutional Class [Member]		LargeCap Value Fund, Class R-1 [Member]		LargeCap Value Fund, Class R-2 [Member]		LargeCap Value Fund, Class R-3 [Member]		LargeCap Value Fund, Class R-4 [Member]		LargeCap Value Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.42%		0.42%		0.42%			0.42%		0.42%		0.42%		0.42%		0.42%		0.42%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.20%		0.61%		0.16%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Expenses (as a percentage of Assets)		0.87%		2.03%		0.73%			0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Fee Waiver or Reimbursement		none		(0.33%)	[2]	none			none	[3]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		0.87%		1.70%		0.73%			0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Management Fees (as a percentage of Assets)		0.42%		0.42%		0.42%		0.42%	0.42%		0.42%		0.42%		0.42%		0.42%		0.42%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.20%		0.61%		0.16%		5.32%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Expenses (as a percentage of Assets)		0.87%		2.03%		0.73%		5.74%	0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Fee Waiver or Reimbursement	[4]			(0.33%)				(5.12%)
Net Expenses (as a percentage of Assets)		0.87%		1.70%		0.73%		0.62%	0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - LargeCap Value Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
LargeCap Value Fund, Class A [Member]	634	812	1,006	1,564	634	812	1,006	1,564
LargeCap Value Fund, Class C [Member]	273	605	1,063	2,332	273	605	1,063	2,332
LargeCap Value Fund, Class J [Member]	175	233	406	906	175	233	406	906
LargeCap Value Fund, Class P [Member]					63	1,253	2,425	5,279
LargeCap Value Fund, Institutional Class [Member]	44	138	241	542	44	138	241	542
LargeCap Value Fund, Class R-1 [Member]	132	412	713	1,568	132	412	713	1,568
LargeCap Value Fund, Class R-2 [Member]	119	372	644	1,420	119	372	644	1,420
LargeCap Value Fund, Class R-3 [Member]	101	315	547	1,213	101	315	547	1,213
LargeCap Value Fund, Class R-4 [Member]	82	255	444	990	82	255	444	990
LargeCap Value Fund, Class R-5 [Member]	69	218	379	847	69	218	379	847

Expense Example - PFI Prospectus - LargeCap Value Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
LargeCap Value Fund, Class A [Member]	634	812	1,006	1,564	634	812	1,006	1,564
LargeCap Value Fund, Class C [Member]	273	605	1,063	2,332	273	605	1,063	2,332
LargeCap Value Fund, Class J [Member]	175	233	406	906	175	233	406	906
LargeCap Value Fund, Class P [Member]					63	1,253	2,425	5,279
LargeCap Value Fund, Institutional Class [Member]	44	138	241	542	44	138	241	542
LargeCap Value Fund, Class R-1 [Member]	132	412	713	1,568	132	412	713	1,568
LargeCap Value Fund, Class R-2 [Member]	119	372	644	1,420	119	372	644	1,420
LargeCap Value Fund, Class R-3 [Member]	101	315	547	1,213	101	315	547	1,213
LargeCap Value Fund, Class R-4 [Member]	82	255	444	990	82	255	444	990
LargeCap Value Fund, Class R-5 [Member]	69	218	379	847	69	218	379	847

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - LargeCap Value Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Value Fund, Class C [Member]	173	605	1,063	2,332
LargeCap Value Fund, Class J [Member]	75	233	406	906
LargeCap Value Fund, Class C [Member]	173	605	1,063	2,332
LargeCap Value Fund, Class J [Member]	75	233	406	906

Expense Example, No Redemption - PFI Prospectus - LargeCap Value Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Value Fund, Class C [Member]	173	605	1,063	2,332
LargeCap Value Fund, Class J [Member]	75	233	406	906
LargeCap Value Fund, Class C [Member]	173	605	1,063	2,332
LargeCap Value Fund, Class J [Member]	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99.2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (which as of December 31, 2016 ranged between approximately $394.9 million and $634.4 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007) and Class P shares (June 3, 2014), the performance shown in the table for Classes C and P shares is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(21.93)%

Average Annual Total Returns - PFI Prospectus - LargeCap Value Fund [Member]	Label	1 Year	5 Years	10 Years
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	14.80%	5.72%
LargeCap Value Fund, Class A [Member]	Class A Return Before Taxes	1.79%	11.43%	3.80%
LargeCap Value Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	0.81%	9.37%	2.59%
LargeCap Value Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	1.84%	8.73%	2.82%
LargeCap Value Fund, Class C [Member]	Class C Return Before Taxes	5.91%	11.74%	3.61%
LargeCap Value Fund, Class J [Member]	Class J Return Before Taxes	6.86%	12.72%	4.37%
LargeCap Value Fund, Class P [Member]	Class P Return Before Taxes	8.02%	12.79%	4.43%
LargeCap Value Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	8.21%	13.22%	4.92%
LargeCap Value Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	7.29%	12.23%	4.02%
LargeCap Value Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	7.42%	12.36%	4.15%
LargeCap Value Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	7.64%	12.59%	4.34%
LargeCap Value Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	7.74%	12.77%	4.53%
LargeCap Value Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	7.94%	12.91%	4.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | LargeCap Value Fund III [Member]
LARGECAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	LargeCap Value III Fund, Class J [Member]	LargeCap Value III Fund, Institutional Class [Member]	LargeCap Value III Fund, Class R-1 [Member]	LargeCap Value III Fund, Class R-2 [Member]	LargeCap Value III Fund, Class R-3 [Member]	LargeCap Value III Fund, Class R-4 [Member]	LargeCap Value III Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | LargeCap Value Fund III [Member]	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - LargeCap Value Fund III [Member]		LargeCap Value III Fund, Class J [Member]	LargeCap Value III Fund, Institutional Class [Member]	LargeCap Value III Fund, Class R-1 [Member]	LargeCap Value III Fund, Class R-2 [Member]	LargeCap Value III Fund, Class R-3 [Member]	LargeCap Value III Fund, Class R-4 [Member]	LargeCap Value III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and Service (12b-1) Fees	[1]	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.15%	none	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.09%	0.79%	1.67%	1.54%	1.36%	1.17%	1.05%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.08%	0.78%	1.66%	1.53%	1.35%	1.16%	1.04%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - LargeCap Value Fund III [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Value III Fund, Class J [Member]	210	346	600	1,328
LargeCap Value III Fund, Institutional Class [Member]	80	251	438	977
LargeCap Value III Fund, Class R-1 [Member]	169	526	906	1,975
LargeCap Value III Fund, Class R-2 [Member]	156	485	838	1,834
LargeCap Value III Fund, Class R-3 [Member]	137	430	744	1,634
LargeCap Value III Fund, Class R-4 [Member]	118	371	643	1,419
LargeCap Value III Fund, Class R-5 [Member]	106	333	578	1,282

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value III Fund, Class J [Member] | USD ($)	110	346	600	1,328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2016, the range of the index was between approximately $394.9 million and $634.4 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Principal Global Investors, LLC invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 1000® Value Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(21.54)%

Average Annual Total Returns - PFI Prospectus - LargeCap Value Fund III [Member]	Label	1 Year	5 Years	10 Years
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	14.80%	5.72%
LargeCap Value III Fund, Class J [Member]	Class J Return Before Taxes	11.78%	13.30%	3.04%
LargeCap Value III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	13.17%	13.74%	3.54%
LargeCap Value III Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	12.01%	12.84%	2.88%
LargeCap Value III Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	8.43%	10.99%	2.78%
LargeCap Value III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	12.20%	12.76%	2.65%
LargeCap Value III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	12.34%	12.92%	2.78%
LargeCap Value III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	12.54%	13.10%	2.96%
LargeCap Value III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	12.80%	13.34%	3.16%
LargeCap Value III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	12.88%	13.46%	3.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | MidCap Fund [Member]
MIDCAP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - MidCap Fund [Member]	MidCap Fund, Class A [Member]	MidCap Fund, Class C [Member]	MidCap Fund, Class J [Member]	Midcap Fund, Class P Shares [Member]	MidCap Fund, Institutional Class [Member]	MidCap Fund, Class R-1 [Member]	MidCap Fund, Class R-2 [Member]	MidCap Fund, Class R-3 [Member]	MidCap Fund, Class R-4 [Member]	MidCap Fund, Class R-5 [Member]	MidCap Fund, Class R-6 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none

Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap Fund [Member]		MidCap Fund, Class A [Member]		MidCap Fund, Class C [Member]		MidCap Fund, Class J [Member]		Midcap Fund, Class P Shares [Member]	MidCap Fund, Institutional Class [Member]		MidCap Fund, Class R-1 [Member]		MidCap Fund, Class R-2 [Member]		MidCap Fund, Class R-3 [Member]		MidCap Fund, Class R-4 [Member]		MidCap Fund, Class R-5 [Member]	MidCap Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.59%		0.59%		0.59%			0.59%		0.59%		0.59%		0.59%		0.59%		0.59%	0.59%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.15%		0.14%		0.08%			0.09%		0.53%		0.45%		0.32%		0.28%		0.26%	176.25%	[2]
Expenses (as a percentage of Assets)		0.99%		1.73%		0.82%			0.68%		1.47%		1.34%		1.16%		0.97%		0.85%	176.84%
Fee Waiver or Reimbursement		none		none		none			none	[3]	none		none		none		none		none	(176.23%)	[4]
Net Expenses (as a percentage of Assets)		0.99%		1.73%		0.82%			0.68%		1.47%		1.34%		1.16%		0.97%		0.85%	0.61%
Management Fees (as a percentage of Assets)		0.59%		0.59%		0.59%		0.59%	0.59%		0.59%		0.59%		0.59%		0.59%		0.59%	0.59%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.15%		0.14%		0.08%		0.11%	0.09%		0.53%		0.45%		0.32%		0.28%		0.26%	176.25%	[2]
Expenses (as a percentage of Assets)		0.99%		1.73%		0.82%		0.70%	0.68%		1.47%		1.34%		1.16%		0.97%		0.85%	176.84%
Fee Waiver or Reimbursement	[5]																			(176.10%)
Net Expenses (as a percentage of Assets)		0.99%		1.73%		0.82%		0.70%	0.68%		1.47%		1.34%		1.16%		0.97%		0.85%	0.74%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.74% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - MidCap Fund [Member]		MidCap Fund, Class A [Member]		MidCap Fund, Class C [Member]		MidCap Fund, Class J [Member]		Midcap Fund, Class P Shares [Member]	MidCap Fund, Institutional Class [Member]		MidCap Fund, Class R-1 [Member]		MidCap Fund, Class R-2 [Member]		MidCap Fund, Class R-3 [Member]		MidCap Fund, Class R-4 [Member]		MidCap Fund, Class R-5 [Member]	MidCap Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.59%		0.59%		0.59%			0.59%		0.59%		0.59%		0.59%		0.59%		0.59%	0.59%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.15%		0.14%		0.08%			0.09%		0.53%		0.45%		0.32%		0.28%		0.26%	176.25%	[2]
Expenses (as a percentage of Assets)		0.99%		1.73%		0.82%			0.68%		1.47%		1.34%		1.16%		0.97%		0.85%	176.84%
Fee Waiver or Reimbursement		none		none		none			none	[3]	none		none		none		none		none	(176.23%)	[4]
Net Expenses (as a percentage of Assets)		0.99%		1.73%		0.82%			0.68%		1.47%		1.34%		1.16%		0.97%		0.85%	0.61%
Management Fees (as a percentage of Assets)		0.59%		0.59%		0.59%		0.59%	0.59%		0.59%		0.59%		0.59%		0.59%		0.59%	0.59%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.15%		0.14%		0.08%		0.11%	0.09%		0.53%		0.45%		0.32%		0.28%		0.26%	176.25%	[2]
Expenses (as a percentage of Assets)		0.99%		1.73%		0.82%		0.70%	0.68%		1.47%		1.34%		1.16%		0.97%		0.85%	176.84%
Fee Waiver or Reimbursement	[5]																			(176.10%)
Net Expenses (as a percentage of Assets)		0.99%		1.73%		0.82%		0.70%	0.68%		1.47%		1.34%		1.16%		0.97%		0.85%	0.74%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.74% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
MidCap Fund, Class A [Member]	645	848	1,067	1,696	645	848	1,067	1,696
MidCap Fund, Class C [Member]	276	545	939	2,041	276	545	939	2,041
MidCap Fund, Class J [Member]	184	262	455	1,014	184	262	455	1,014
Midcap Fund, Class P Shares [Member]					72	224	390	871
MidCap Fund, Institutional Class [Member]	69	218	379	847	69	218	379	847
MidCap Fund, Class R-1 [Member]	150	465	803	1,757	150	465	803	1,757
MidCap Fund, Class R-2 [Member]	136	425	734	1,613	136	425	734	1,613
MidCap Fund, Class R-3 [Member]	118	368	638	1,409	118	368	638	1,409
MidCap Fund, Class R-4 [Member]	99	309	536	1,190	99	309	536	1,190
MidCap Fund, Class R-5 [Member]	87	271	471	1,049	87	271	471	1,049
MidCap Fund, Class R-6 [Member]	62	794	1,172	1,652	76	807	1,184	1,663

Expense Example - PFI Prospectus - MidCap Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
MidCap Fund, Class A [Member]	645	848	1,067	1,696	645	848	1,067	1,696
MidCap Fund, Class C [Member]	276	545	939	2,041	276	545	939	2,041
MidCap Fund, Class J [Member]	184	262	455	1,014	184	262	455	1,014
Midcap Fund, Class P Shares [Member]					72	224	390	871
MidCap Fund, Institutional Class [Member]	69	218	379	847	69	218	379	847
MidCap Fund, Class R-1 [Member]	150	465	803	1,757	150	465	803	1,757
MidCap Fund, Class R-2 [Member]	136	425	734	1,613	136	425	734	1,613
MidCap Fund, Class R-3 [Member]	118	368	638	1,409	118	368	638	1,409
MidCap Fund, Class R-4 [Member]	99	309	536	1,190	99	309	536	1,190
MidCap Fund, Class R-5 [Member]	87	271	471	1,049	87	271	471	1,049
MidCap Fund, Class R-6 [Member]	62	794	1,172	1,652	76	807	1,184	1,663

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - MidCap Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap Fund, Class C [Member]	176	545	939	2,041
MidCap Fund, Class J [Member]	84	262	455	1,014
MidCap Fund, Class C [Member]	176	545	939	2,041
MidCap Fund, Class J [Member]	84	262	455	1,014

Expense Example, No Redemption - PFI Prospectus - MidCap Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap Fund, Class C [Member]	176	545	939	2,041
MidCap Fund, Class J [Member]	84	262	455	1,014
MidCap Fund, Class C [Member]	176	545	939	2,041
MidCap Fund, Class J [Member]	84	262	455	1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index (as of December 31, 2016, this range was between approximately $394.9 million and $57.0 billion). The Fund also invests in foreign securities.
The Fund invests in equity securities with growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), Class P shares (September 27, 2010), and Class R-6 shares (November 22, 2016), the performance shown in the table for Classes C, P, and R-6 shares is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of each respective class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(23.89)%

Average Annual Total Returns - PFI Prospectus - MidCap Fund [Member]	Label	1 Year	5 Years	10 Years
Russell Midcap Index [Member]	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	13.80%	14.72%	7.86%
MidCap Fund, Class A [Member]	Class A Return Before Taxes	3.86%	13.25%	8.92%
MidCap Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	3.33%	12.36%	8.04%
MidCap Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	2.64%	10.57%	7.19%
MidCap Fund, Class C [Member]	Class C Return Before Taxes	8.12%	13.70%	8.69%
MidCap Fund, Class J [Member]	Class J Return Before Taxes	9.12%	14.64%	9.52%
Midcap Fund, Class P Shares [Member]	Class P Return Before Taxes	10.22%	14.88%	9.70%
MidCap Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	10.25%	14.95%	9.98%
MidCap Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	9.38%	14.00%	9.05%
MidCap Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	9.52%	14.16%	9.19%
MidCap Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	9.70%	14.37%	9.40%
MidCap Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	9.94%	14.58%	9.60%
MidCap Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	10.02%	14.71%	9.74%
MidCap Fund, Class R-6 [Member]	Class R-6 Return Before Taxes	9.77%	14.38%	9.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | MidCap Growth Fund [Member]
MIDCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	MidCap Growth Fund, Class J [Member]	MidCap Growth Fund, Institutional Class [Member]	MidCap Growth Fund, Class R-1 [Member]	MidCap Growth Fund, Class R-2 [Member]	MidCap Growth Fund, Class R-3 [Member]	MidCap Growth Fund, Class R-4 [Member]	MidCap Growth Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | MidCap Growth Fund [Member]	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - MidCap Growth Fund [Member]		MidCap Growth Fund, Class J [Member]	MidCap Growth Fund, Institutional Class [Member]	MidCap Growth Fund, Class R-1 [Member]	MidCap Growth Fund, Class R-2 [Member]	MidCap Growth Fund, Class R-3 [Member]	MidCap Growth Fund, Class R-4 [Member]	MidCap Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	[1]	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.22%	0.16%	0.55%	0.47%	0.34%	0.30%	0.28%
Expenses (as a percentage of Assets)		1.02%	0.81%	1.55%	1.42%	1.24%	1.05%	0.93%
Fee Waiver or Reimbursement	[2]		(0.06%)
Net Expenses (as a percentage of Assets)		1.02%	0.75%	1.55%	1.42%	1.24%	1.05%	0.93%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - MidCap Growth Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Growth Fund, Class J [Member]	204	325	563	1,248
MidCap Growth Fund, Institutional Class [Member]	77	253	444	996
MidCap Growth Fund, Class R-1 [Member]	158	490	845	1,845
MidCap Growth Fund, Class R-2 [Member]	145	449	776	1,702
MidCap Growth Fund, Class R-3 [Member]	126	393	681	1,500
MidCap Growth Fund, Class R-4 [Member]	107	334	579	1,283
MidCap Growth Fund, Class R-5 [Member]	95	296	515	1,143

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class J [Member] | USD ($)	104	325	563	1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Growth Index (as of December 31, 2016, this range was between approximately $394.9 million and $57.0 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘10	17.62%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	(25.27)%

Average Annual Total Returns - PFI Prospectus - MidCap Growth Fund [Member]	Label	1 Year	5 Years	10 Years
Russell Midcap Growth Index [Member]	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	7.33%	13.51%	7.83%
MidCap Growth Fund, Class J [Member]	Class J Return Before Taxes	1.89%	12.20%	7.19%
MidCap Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	3.12%	12.67%	7.79%
MidCap Growth Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	3.04%	8.79%	5.55%
MidCap Growth Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	1.84%	8.52%	5.51%
MidCap Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	2.25%	11.76%	6.88%
MidCap Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	2.43%	11.89%	7.02%
MidCap Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	2.60%	12.11%	7.23%
MidCap Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	2.83%	12.34%	7.44%
MidCap Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	2.96%	12.45%	7.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | MidCap Growth Fund III [Member]
MIDCAP GROWTH FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	MidCap Growth III Fund, Class J [Member]	MidCap Growth III Fund, Institutional Class [Member]	MidCap Growth III Fund, Class R-1 [Member]	MidCap Growth III Fund, Class R-2 [Member]	MidCap Growth III Fund, Class R-3 [Member]	MidCap Growth III Fund, Class R-4 [Member]	MidCap Growth III Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | MidCap Growth Fund III [Member]	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - MidCap Growth Fund III [Member]		MidCap Growth III Fund, Class J [Member]	MidCap Growth III Fund, Institutional Class [Member]	MidCap Growth III Fund, Class R-1 [Member]	MidCap Growth III Fund, Class R-2 [Member]	MidCap Growth III Fund, Class R-3 [Member]	MidCap Growth III Fund, Class R-4 [Member]	MidCap Growth III Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees	[1]	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.20%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.33%	0.99%	1.86%	1.73%	1.55%	1.36%	1.24%
Fee Waiver or Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)		1.30%	0.96%	1.83%	1.70%	1.52%	1.33%	1.21%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.032% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - MidCap Growth Fund III [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Growth III Fund, Class J [Member]	232	418	726	1,599
MidCap Growth III Fund, Institutional Class [Member]	98	312	544	1,210
MidCap Growth III Fund, Class R-1 [Member]	186	582	1,003	2,177
MidCap Growth III Fund, Class R-2 [Member]	173	542	936	2,038
MidCap Growth III Fund, Class R-3 [Member]	155	487	842	1,843
MidCap Growth III Fund, Class R-4 [Member]	135	428	742	1,632
MidCap Growth III Fund, Class R-5 [Member]	123	390	678	1,497

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth III Fund, Class J [Member] | USD ($)	132	418	726	1,599

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Growth Index (as of December 31, 2016, this range was between approximately $394.9 million and $57.0 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Global Investors, LLC invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell Midcap® Growth Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	20.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(28.66)%

Average Annual Total Returns - PFI Prospectus - MidCap Growth Fund III [Member]	Label	1 Year	5 Years	10 Years
Russell Midcap Growth Index [Member]	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	7.33%	13.51%	7.83%
MidCap Growth III Fund, Class J [Member]	Class J Return Before Taxes	3.25%	9.83%	5.82%
MidCap Growth III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	4.50%	10.34%	6.38%
MidCap Growth III Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.44%	7.45%	4.87%
MidCap Growth III Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.61%	7.55%	4.84%
MidCap Growth III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	3.69%	9.37%	5.46%
MidCap Growth III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	3.79%	9.52%	5.60%
MidCap Growth III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	3.96%	9.69%	5.77%
MidCap Growth III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	4.09%	9.89%	5.97%
MidCap Growth III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	4.25%	10.03%	6.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | MidCap S&P 400 Index Fund [Member]
MIDCAP S&P 400 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	MidCap S&P 400 Index Fund, Class J [Member]	MidCap S&P 400 Index Fund, Institutional Class [Member]	MidCap S&P 400 Index Fund, Class R-1 [Member]	MidCap S&P 400 Index Fund, Class R-2 [Member]	MidCap S&P 400 Index Fund, Class R-3 [Member]	MidCap S&P 400 Index Fund, Class R-4 [Member]	MidCap S&P 400 Index Fund, Class R-5 [Member]	MidCap S&P 400 Index Fund, Class R-6 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | MidCap S&P 400 Index Fund [Member]	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap S&P 400 Index Fund [Member]		MidCap S&P 400 Index Fund, Class J [Member]		MidCap S&P 400 Index Fund, Institutional Class [Member]		MidCap S&P 400 Index Fund, Class R-1 [Member]		MidCap S&P 400 Index Fund, Class R-2 [Member]		MidCap S&P 400 Index Fund, Class R-3 [Member]		MidCap S&P 400 Index Fund, Class R-4 [Member]		MidCap S&P 400 Index Fund, Class R-5 [Member]	MidCap S&P 400 Index Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%
Distribution and Service (12b-1) Fees		0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.19%		0.05%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%	[2]
Expenses (as a percentage of Assets)		0.49%		0.20%		1.04%		0.91%		0.73%		0.54%		0.42%	176.41%
Fee Waiver or Reimbursement		none		none	[3]	none		none		none		none		none	(176.24%)	[4]
Net Expenses (as a percentage of Assets)		0.49%		0.20%		1.04%		0.91%		0.73%		0.54%		0.42%	0.17%
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%
Distribution and Service (12b-1) Fees	[1]	0.15%				0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.19%		0.05%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%	[2]
Expenses (as a percentage of Assets)		0.49%		0.20%		1.04%		0.91%		0.73%		0.54%		0.42%	176.41%
Fee Waiver or Reimbursement	[5]														(176.16%)
Net Expenses (as a percentage of Assets)		0.49%		0.20%		1.04%		0.91%		0.73%		0.54%		0.42%	0.25%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - MidCap S&P 400 Index Fund [Member]		MidCap S&P 400 Index Fund, Class J [Member]		MidCap S&P 400 Index Fund, Institutional Class [Member]		MidCap S&P 400 Index Fund, Class R-1 [Member]		MidCap S&P 400 Index Fund, Class R-2 [Member]		MidCap S&P 400 Index Fund, Class R-3 [Member]		MidCap S&P 400 Index Fund, Class R-4 [Member]		MidCap S&P 400 Index Fund, Class R-5 [Member]	MidCap S&P 400 Index Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%
Distribution and Service (12b-1) Fees		0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.19%		0.05%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%	[2]
Expenses (as a percentage of Assets)		0.49%		0.20%		1.04%		0.91%		0.73%		0.54%		0.42%	176.41%
Fee Waiver or Reimbursement		none		none	[3]	none		none		none		none		none	(176.24%)	[4]
Net Expenses (as a percentage of Assets)		0.49%		0.20%		1.04%		0.91%		0.73%		0.54%		0.42%	0.17%
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%
Distribution and Service (12b-1) Fees	[1]	0.15%				0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.19%		0.05%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%	[2]
Expenses (as a percentage of Assets)		0.49%		0.20%		1.04%		0.91%		0.73%		0.54%		0.42%	176.41%
Fee Waiver or Reimbursement	[5]														(176.16%)
Net Expenses (as a percentage of Assets)		0.49%		0.20%		1.04%		0.91%		0.73%		0.54%		0.42%	0.25%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap S&P 400 Index Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
MidCap S&P 400 Index Fund, Class J [Member]	150	157	274	616	150	157	274	616
MidCap S&P 400 Index Fund, Institutional Class [Member]	20	64	113	255	20	64	113	255
MidCap S&P 400 Index Fund, Class R-1 [Member]	106	331	574	1,271	106	331	574	1,271
MidCap S&P 400 Index Fund, Class R-2 [Member]	93	290	504	1,120	93	290	504	1,120
MidCap S&P 400 Index Fund, Class R-3 [Member]	75	233	406	906	75	233	406	906
MidCap S&P 400 Index Fund, Class R-4 [Member]	55	173	302	677	55	173	302	677
MidCap S&P 400 Index Fund, Class R-5 [Member]	43	135	235	530	43	135	235	530
MidCap S&P 400 Index Fund, Class R-6 [Member]	17	773	1,159	1,634	26	781	1,166	1,641

Expense Example - PFI Prospectus - MidCap S&P 400 Index Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
MidCap S&P 400 Index Fund, Class J [Member]	150	157	274	616	150	157	274	616
MidCap S&P 400 Index Fund, Institutional Class [Member]	20	64	113	255	20	64	113	255
MidCap S&P 400 Index Fund, Class R-1 [Member]	106	331	574	1,271	106	331	574	1,271
MidCap S&P 400 Index Fund, Class R-2 [Member]	93	290	504	1,120	93	290	504	1,120
MidCap S&P 400 Index Fund, Class R-3 [Member]	75	233	406	906	75	233	406	906
MidCap S&P 400 Index Fund, Class R-4 [Member]	55	173	302	677	55	173	302	677
MidCap S&P 400 Index Fund, Class R-5 [Member]	43	135	235	530	43	135	235	530
MidCap S&P 400 Index Fund, Class R-6 [Member]	17	773	1,159	1,634	26	781	1,166	1,641

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - MidCap S&P 400 Index Fund [Member] - MidCap S&P 400 Index Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	50	157	274	616
Total	50	157	274	616

Expense Example, No Redemption - PFI Prospectus - MidCap S&P 400 Index Fund [Member] - MidCap S&P 400 Index Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	50	157	274	616
Total	50	157	274	616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index (the "Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe, which include growth and value stocks. As of December 31, 2016, the market capitalization range of the companies comprising the Index was between approximately $952.0 million and $10.5 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund utilizes derivative strategies and exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings as a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced as a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Risk. A fund that invests in another investment company (for example, another fund or an exchanged-traded fund ("ETF")) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(25.73)%

Average Annual Total Returns - PFI Prospectus - MidCap S&P 400 Index Fund [Member]	Label	1 Year	5 Years	10 Years
S&P Midcap 400 Index [Member]	S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	20.74%	15.33%	9.16%
MidCap S&P 400 Index Fund, Class J [Member]	Class J Return Before Taxes	19.02%	14.61%	8.38%
MidCap S&P 400 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	20.42%	15.06%	8.92%
MidCap S&P 400 Index Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	18.68%	13.58%	7.80%
MidCap S&P 400 Index Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.01%	11.97%	7.13%
MidCap S&P 400 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	19.43%	14.10%	8.00%
MidCap S&P 400 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	19.53%	14.25%	8.14%
MidCap S&P 400 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	19.79%	14.44%	8.34%
MidCap S&P 400 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	19.97%	14.65%	8.53%
MidCap S&P 400 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	20.12%	14.81%	8.67%
MidCap S&P 400 Index Fund, Class R-6 [Member]	Class R-6 Return Before Taxes	19.85%	14.45%	8.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | MidCap Value Fund I [Member]
MIDCAP VALUE FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	MidCap Value I Fund, Class J [Member]	MidCap Value I Fund, Institutional Class [Member]	MidCap Value I Fund, Class R-1 [Member]	MidCap Value I Fund, Class R-2 [Member]	MidCap Value I Fund, Class R-3 [Member]	MidCap Value I Fund, Class R-4 [Member]	MidCap Value I Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | MidCap Value Fund I [Member]	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - MidCap Value Fund I [Member]		MidCap Value I Fund, Class J [Member]	MidCap Value I Fund, Institutional Class [Member]	MidCap Value I Fund, Class R-1 [Member]	MidCap Value I Fund, Class R-2 [Member]	MidCap Value I Fund, Class R-3 [Member]	MidCap Value I Fund, Class R-4 [Member]	MidCap Value I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees	[1]	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.18%	0.04%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.32%	1.03%	1.88%	1.75%	1.57%	1.38%	1.26%
Fee Waiver or Reimbursement	[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Net Expenses (as a percentage of Assets)		1.20%	0.91%	1.76%	1.63%	1.45%	1.26%	1.14%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.12% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - MidCap Value Fund I [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Value I Fund, Class J [Member]	222	406	712	1,580
MidCap Value I Fund, Institutional Class [Member]	93	316	557	1,249
MidCap Value I Fund, Class R-1 [Member]	179	579	1,005	2,191
MidCap Value I Fund, Class R-2 [Member]	166	539	938	2,053
MidCap Value I Fund, Class R-3 [Member]	148	484	844	1,857
MidCap Value I Fund, Class R-4 [Member]	128	425	744	1,647
MidCap Value I Fund, Class R-5 [Member]	116	388	680	1,512

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value I Fund, Class J [Member] | USD ($)	122	406	712	1,580

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index (as of December 31, 2016, the range was between approximately $394.9 million and $38.8 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts, and actively trades portfolio securities.
Principal Global Investors, LLC invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell Midcap® Value Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 2, 2009), the performance shown in the table for Class J shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class J shares. These adjustments for Class J shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 29, 2003.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	22.38%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(23.74)%

Average Annual Total Returns - PFI Prospectus - MidCap Value Fund I [Member]	Label	1 Year	5 Years	10 Years
Russell Midcap Value Index [Member]	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	20.00%	15.70%	7.59%
MidCap Value I Fund, Class J [Member]	Class J Return Before Taxes	13.82%	13.38%	6.68%
MidCap Value I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	15.26%	13.85%	7.24%
MidCap Value I Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	14.83%	10.63%	5.39%
MidCap Value I Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	8.99%	10.23%	5.36%
MidCap Value I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	14.23%	12.88%	6.32%
MidCap Value I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	14.40%	13.00%	6.45%
MidCap Value I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	14.60%	13.23%	6.65%
MidCap Value I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	14.85%	13.45%	6.86%
MidCap Value I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	14.91%	13.57%	6.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | MidCap Value Fund III [Member]
MIDCAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - MidCap Value Fund III [Member]	MidCap Value Fund III, Class A [Member]	MidCap Value III Fund, Class J [Member]	MidCap Value Fund III, Class P [Member]	MidCap Value III Fund, Institutional Class [Member]	MidCap Value III Fund, Class R-1 [Member]	MidCap Value III Fund, Class R-2 [Member]	MidCap Value III Fund, Class R-3 [Member]	MidCap Value III Fund, Class R-4 [Member]	MidCap Value III Fund, Class R-5 [Member]	MidCap Value Fund III, Class R-6 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap Value Fund III [Member]		MidCap Value Fund III, Class A [Member]		MidCap Value III Fund, Class J [Member]		MidCap Value Fund III, Class P [Member]		MidCap Value III Fund, Institutional Class [Member]		MidCap Value III Fund, Class R-1 [Member]		MidCap Value III Fund, Class R-2 [Member]		MidCap Value III Fund, Class R-3 [Member]		MidCap Value III Fund, Class R-4 [Member]		MidCap Value III Fund, Class R-5 [Member]		MidCap Value Fund III, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.64%		0.64%				0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%
Distribution and Service (12b-1) Fees		0.25%	[1]	0.15%	[1]			none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none		none
Other Expenses (as a percentage of Assets):	[1]	0.43%		0.13%				0.02%		0.53%		0.45%		0.32%		0.28%		0.26%		0.55%
Acquired Fund Fees and Expenses		0.01%		0.01%				0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)		1.33%		0.93%				0.67%		1.53%		1.40%		1.22%		1.03%		0.91%		1.20%
Fee Waiver or Reimbursement	[2]	(0.02%)	[3]	(0.01%)				(0.01%)	[4]	(0.01%)		(0.01%)		(0.01%)		(0.01%)		(0.01%)		(0.54%)	[3]
Net Expenses (as a percentage of Assets)		1.31%		0.92%				0.66%		1.52%		1.39%		1.21%		1.02%		0.90%		0.66%
Management Fees (as a percentage of Assets)		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%
Distribution and Service (12b-1) Fees	[1]	0.25%		0.15%						0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.43%		0.13%		2.77%		0.02%		0.53%		0.45%		0.32%		0.28%		0.26%		0.55%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)		1.33%		0.93%		3.42%		0.67%		1.53%		1.40%		1.22%		1.03%		0.91%		1.20%
Fee Waiver or Reimbursement		(0.02%)	[5],[6]	(0.01%)	[2]	(2.58%)	[2],[6]	(0.01%)	[2]	(0.01%)	[2]	(0.01%)	[2]	(0.01%)	[2]	(0.01%)	[2]	(0.01%)	[2]	(0.50%)	[5],[6]
Net Expenses (as a percentage of Assets)		1.31%		0.92%		0.84%		0.66%		1.52%		1.39%		1.21%		1.02%		0.90%		0.70%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class A shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class A and 0.69% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - MidCap Value Fund III [Member]		MidCap Value Fund III, Class A [Member]		MidCap Value III Fund, Class J [Member]		MidCap Value Fund III, Class P [Member]		MidCap Value III Fund, Institutional Class [Member]		MidCap Value III Fund, Class R-1 [Member]		MidCap Value III Fund, Class R-2 [Member]		MidCap Value III Fund, Class R-3 [Member]		MidCap Value III Fund, Class R-4 [Member]		MidCap Value III Fund, Class R-5 [Member]		MidCap Value Fund III, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.64%		0.64%				0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%
Distribution and Service (12b-1) Fees		0.25%	[1]	0.15%	[1]			none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none		none
Other Expenses (as a percentage of Assets):	[1]	0.43%		0.13%				0.02%		0.53%		0.45%		0.32%		0.28%		0.26%		0.55%
Acquired Fund Fees and Expenses		0.01%		0.01%				0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)		1.33%		0.93%				0.67%		1.53%		1.40%		1.22%		1.03%		0.91%		1.20%
Fee Waiver or Reimbursement	[2]	(0.02%)	[3]	(0.01%)				(0.01%)	[4]	(0.01%)		(0.01%)		(0.01%)		(0.01%)		(0.01%)		(0.54%)	[3]
Net Expenses (as a percentage of Assets)		1.31%		0.92%				0.66%		1.52%		1.39%		1.21%		1.02%		0.90%		0.66%
Management Fees (as a percentage of Assets)		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%		0.64%
Distribution and Service (12b-1) Fees	[1]	0.25%		0.15%						0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.43%		0.13%		2.77%		0.02%		0.53%		0.45%		0.32%		0.28%		0.26%		0.55%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)		1.33%		0.93%		3.42%		0.67%		1.53%		1.40%		1.22%		1.03%		0.91%		1.20%
Fee Waiver or Reimbursement		(0.02%)	[5],[6]	(0.01%)	[2]	(2.58%)	[2],[6]	(0.01%)	[2]	(0.01%)	[2]	(0.01%)	[2]	(0.01%)	[2]	(0.01%)	[2]	(0.01%)	[2]	(0.50%)	[5],[6]
Net Expenses (as a percentage of Assets)		1.31%		0.92%		0.84%		0.66%		1.52%		1.39%		1.21%		1.02%		0.90%		0.70%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class A shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class A and 0.69% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap Value Fund III [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
MidCap Value Fund III, Class A [Member]	676	946	1,237	2,062	676	946	1,237	2,062
MidCap Value III Fund, Class J [Member]	194	295	514	1,142	194	295	514	1,142
MidCap Value Fund III, Class P [Member]					86	810	1,556	3,529
MidCap Value III Fund, Institutional Class [Member]	67	213	372	834	67	213	372	834
MidCap Value III Fund, Class R-1 [Member]	155	482	833	1,823	155	482	833	1,823
MidCap Value III Fund, Class R-2 [Member]	142	442	765	1,679	142	442	765	1,679
MidCap Value III Fund, Class R-3 [Member]	123	386	669	1,476	123	386	669	1,476
MidCap Value III Fund, Class R-4 [Member]	104	327	568	1,259	104	327	568	1,259
MidCap Value III Fund, Class R-5 [Member]	92	289	503	1,119	92	289	503	1,119
MidCap Value Fund III, Class R-6 Shares [Member]	67	327	608	1,407	72	331	611	1,410

Expense Example - PFI Prospectus - MidCap Value Fund III [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
MidCap Value Fund III, Class A [Member]	676	946	1,237	2,062	676	946	1,237	2,062
MidCap Value III Fund, Class J [Member]	194	295	514	1,142	194	295	514	1,142
MidCap Value Fund III, Class P [Member]					86	810	1,556	3,529
MidCap Value III Fund, Institutional Class [Member]	67	213	372	834	67	213	372	834
MidCap Value III Fund, Class R-1 [Member]	155	482	833	1,823	155	482	833	1,823
MidCap Value III Fund, Class R-2 [Member]	142	442	765	1,679	142	442	765	1,679
MidCap Value III Fund, Class R-3 [Member]	123	386	669	1,476	123	386	669	1,476
MidCap Value III Fund, Class R-4 [Member]	104	327	568	1,259	104	327	568	1,259
MidCap Value III Fund, Class R-5 [Member]	92	289	503	1,119	92	289	503	1,119
MidCap Value Fund III, Class R-6 Shares [Member]	67	327	608	1,407	72	331	611	1,410

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - MidCap Value Fund III [Member] - MidCap Value III Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	94	295	514	1,142
Total	94	295	514	1,142

Expense Example, No Redemption - PFI Prospectus - MidCap Value Fund III [Member] - MidCap Value III Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	94	295	514	1,142
Total	94	295	514	1,142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index (as of December 31, 2016, this range was between approximately $394.9 million and $38.8 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in real estate investment trusts.
Principal Global Investors, LLC invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell Midcap® Value Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by PGI and a sub-advisor.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
Using the historical performance of the Fund's Class R-3 shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A and P shares (June 3, 2014) and Class R-6 shares (November 25, 2014), the performance shown in the bar chart for Class A shares and the table for Classes A, P and R-6 shares is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.51)%

Average Annual Total Returns - PFI Prospectus - MidCap Value Fund III [Member]	Label	1 Year	5 Years	10 Years
Russell Midcap Value Index [Member]	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	20.00%	15.70%	7.59%
MidCap Value Fund III, Class A [Member]	Class A Return Before Taxes	5.47%	11.93%	5.71%
MidCap Value Fund III, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	5.16%	10.84%	4.89%
MidCap Value Fund III, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	3.35%	9.29%	4.37%
MidCap Value III Fund, Class J [Member]	Class J Return Before Taxes	11.07%	13.51%	6.48%
MidCap Value Fund III, Class P [Member]	Class P Return Before Taxes	12.07%	13.50%	6.48%
MidCap Value III Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	12.32%	13.92%	7.00%
MidCap Value III Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	11.36%	12.94%	6.05%
MidCap Value III Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	11.47%	13.06%	6.18%
MidCap Value III Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	11.68%	13.28%	6.38%
MidCap Value III Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	11.87%	13.49%	6.58%
MidCap Value III Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	12.04%	13.63%	6.71%
MidCap Value Fund III, Class R-6 Shares [Member]	Class R-6 Return Before Taxes	12.27%	13.54%	6.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Money Market Fund [Member]
MONEY MARKET FUND
Objective:
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Money Market Fund [Member]	Money Market Fund, Class A [Member]	Money Market Fund, Class C [Member]	Money Market Fund, Class J [Member]	Money Market Fund, Institutional Class [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Money Market Fund [Member]		Money Market Fund, Class A [Member]	Money Market Fund, Class C [Member]	Money Market Fund, Class J [Member]	Money Market Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	[1]	none	1.00%	0.15%
Other Expenses (as a percentage of Assets):	[1]	0.14%	0.25%	0.17%	0.02%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.55%	1.66%	0.73%	0.43%
Fee Waiver or Reimbursement	[2],[3]		none	(0.15%)
Net Expenses (as a percentage of Assets)		0.55%	1.66%	0.58%	0.43%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Funds Distributor, Inc. (the "Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The waiver will reduce the Fund's Distribution Fees by 0.15%. It is expected that the fee waiver will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.79% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Money Market Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Money Market Fund, Class A [Member]	156	176	307	689
Money Market Fund, Class C [Member]	269	523	902	1,965
Money Market Fund, Class J [Member]	159	218	391	892
Money Market Fund, Institutional Class [Member]	44	138	241	542

With respect to Classes A, C, and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption - PFI Prospectus - Money Market Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Money Market Fund, Class A [Member]	56	176	307	689
Money Market Fund, Class C [Member]	169	523	902	1,965
Money Market Fund, Class J [Member]	59	218	391	892

Principal Investment Strategies

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, banker's acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and J - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), performance shown in the table for Class C is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the Class C fees and expenses. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares, which were first sold on December 6, 2000 and liquidated on March 25, 2012.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '07	1.24%
Lowest return for a quarter during the period of the bar chart above:	Q3 '16	0.00%

Average Annual Total Returns - PFI Prospectus - Money Market Fund [Member]	Label	1 Year	5 Years	10 Years
Money Market Fund, Class A [Member]	Class A Return Before Taxes	0.04%	0.01%	0.76%
Money Market Fund, Class C [Member]	Class C Return Before Taxes	(0.98%)	none	0.53%
Money Market Fund, Class J [Member]	Class J Return Before Taxes	(0.97%)	0.01%	0.66%
Money Market Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	0.05%	0.01%	0.79%
Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index [Member]	Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.35%	0.14%	0.84%

PFI Prospectus | Overseas Fund [Member]
OVERSEAS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees - USD ($)	Overseas Fund, Institutional Class [Member]	Overseas Fund, Class R-1 [Member]	Overseas Fund, Class R-2 [Member]	Overseas Fund, Class R-3 [Member]	Overseas Fund, Class R-4 [Member]	Overseas Fund, Class R-5 [Member]
Shareholder Fee, Other | PFI Prospectus | Overseas Fund [Member]	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Overseas Fund [Member]		Overseas Fund, Institutional Class [Member]	Overseas Fund, Class R-1 [Member]	Overseas Fund, Class R-2 [Member]	Overseas Fund, Class R-3 [Member]	Overseas Fund, Class R-4 [Member]	Overseas Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)		1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.04%	0.56%	0.48%	0.35%	0.31%	0.29%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.11%	1.98%	1.85%	1.67%	1.48%	1.36%
Fee Waiver or Reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Net Expenses (as a percentage of Assets)		1.07%	1.94%	1.81%	1.63%	1.44%	1.32%
[1]	Principal Global Investors, LLC ("PGI") has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Overseas Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Overseas Fund, Institutional Class [Member]	109	349	608	1,348
Overseas Fund, Class R-1 [Member]	197	618	1,064	2,303
Overseas Fund, Class R-2 [Member]	184	578	997	2,166
Overseas Fund, Class R-3 [Member]	166	523	904	1,973
Overseas Fund, Class R-4 [Member]	147	464	804	1,765
Overseas Fund, Class R-5 [Member]	134	427	741	1,632

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. The Fund considers a security to be tied economically to countries outside the U.S. (a "foreign security") if the issuer of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S.
The Fund invests in emerging market countries. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities of small, medium, and large market capitalization companies.
Principal Global Investors, LLC invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the MSCI EAFE Value Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2008).
For periods prior to the inception date of Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2012), the performance shown in the table for Classes R-1, R-2, R-3, R-4, and R-5 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2008.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2' 09	22.88%
Lowest return for a quarter during the period of the bar chart above:	Q3' 11	(21.11)%

Average Annual Total Returns - PFI Prospectus - Overseas Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
MSCI EAFE Value Index [Member]	MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)	5.02%	6.28%	3.46%
Overseas Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	1.61%	5.98%	4.44%	Sep. 30, 2008
Overseas Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	1.35%	5.09%	3.51%	Sep. 30, 2008
Overseas Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	1.53%	4.91%	3.72%	Sep. 30, 2008
Overseas Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	0.82%	5.06%	3.53%	Sep. 30, 2008
Overseas Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	0.90%	5.21%	3.67%	Sep. 30, 2008
Overseas Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	1.03%	5.38%	3.85%	Sep. 30, 2008
Overseas Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	1.26%	5.60%	4.05%	Sep. 30, 2008
Overseas Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	1.48%	5.72%	4.18%	Sep. 30, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal Capital Appreciation Fund [Member]
PRINCIPAL CAPITAL APPRECIATION FUND
Objective:
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Principal Capital Appreciation Fund [Member]	Principal Capital Appreciation Fund, Class A [Member]	Principal Capital Appreciation Fund, Class C [Member]	Principal Capital Appreciation Fund, Class P Shares [Member]	Principal Capital Appreciation Fund, Institutional Class [Member]	Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Principal Capital Appreciation Fund, Class R-5 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal Capital Appreciation Fund [Member]		Principal Capital Appreciation Fund, Class A [Member]	Principal Capital Appreciation Fund, Class C [Member]	Principal Capital Appreciation Fund, Class P Shares [Member]	Principal Capital Appreciation Fund, Institutional Class [Member]		Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Principal Capital Appreciation Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)		0.45%	0.45%		0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%		none		0.35%	0.30%	0.25%	0.10%	none
Other Expenses (as a percentage of Assets):		0.14%	0.22%		0.02%		0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.84%	1.67%		0.47%		1.33%	1.20%	1.02%	0.83%	0.71%
Fee Waiver or Reimbursement		none	none		none	[1]	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.84%	1.67%		0.47%		1.33%	1.20%	1.02%	0.83%	0.71%
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.14%	0.22%	0.15%	0.02%		0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.84%	1.67%	0.60%	0.47%		1.33%	1.20%	1.02%	0.83%	0.71%
Fee Waiver or Reimbursement	[2]			none
Net Expenses (as a percentage of Assets)		0.84%	1.67%	0.60%	0.47%		1.33%	1.20%	1.02%	0.83%	0.71%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.47% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal Capital Appreciation Fund [Member]		Principal Capital Appreciation Fund, Class A [Member]	Principal Capital Appreciation Fund, Class C [Member]	Principal Capital Appreciation Fund, Class P Shares [Member]	Principal Capital Appreciation Fund, Institutional Class [Member]		Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Principal Capital Appreciation Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)		0.45%	0.45%		0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%		none		0.35%	0.30%	0.25%	0.10%	none
Other Expenses (as a percentage of Assets):		0.14%	0.22%		0.02%		0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.84%	1.67%		0.47%		1.33%	1.20%	1.02%	0.83%	0.71%
Fee Waiver or Reimbursement		none	none		none	[1]	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.84%	1.67%		0.47%		1.33%	1.20%	1.02%	0.83%	0.71%
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%				0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.14%	0.22%	0.15%	0.02%		0.53%	0.45%	0.32%	0.28%	0.26%
Expenses (as a percentage of Assets)		0.84%	1.67%	0.60%	0.47%		1.33%	1.20%	1.02%	0.83%	0.71%
Fee Waiver or Reimbursement	[2]			none
Net Expenses (as a percentage of Assets)		0.84%	1.67%	0.60%	0.47%		1.33%	1.20%	1.02%	0.83%	0.71%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.47% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Principal Capital Appreciation Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Principal Capital Appreciation Fund, Class A [Member]	631	803	990	1,530	631	803	990	1,530
Principal Capital Appreciation Fund, Class C [Member]	270	526	907	1,976	270	526	907	1,976
Principal Capital Appreciation Fund, Class P Shares [Member]					61	192	335	750
Principal Capital Appreciation Fund, Institutional Class [Member]	48	151	263	591	48	151	263	591
Principal Capital Appreciation Fund, Class R-1 Shares [Member]	135	421	729	1,601	135	421	729	1,601
Principal Capital Appreciation Fund, Class R-2 Shares [Member]	122	381	660	1,455	122	381	660	1,455
Principal Capital Appreciation Fund, Class R-3 Shares [Member]	104	325	563	1,248	104	325	563	1,248
Principal Capital Appreciation Fund, Class R-4 Shares [Member]	85	265	460	1,025	85	265	460	1,025
Principal Capital Appreciation Fund, Class R-5 Shares [Member]	73	227	395	883	73	227	395	883

Expense Example - PFI Prospectus - Principal Capital Appreciation Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Principal Capital Appreciation Fund, Class A [Member]	631	803	990	1,530	631	803	990	1,530
Principal Capital Appreciation Fund, Class C [Member]	270	526	907	1,976	270	526	907	1,976
Principal Capital Appreciation Fund, Class P Shares [Member]					61	192	335	750
Principal Capital Appreciation Fund, Institutional Class [Member]	48	151	263	591	48	151	263	591
Principal Capital Appreciation Fund, Class R-1 Shares [Member]	135	421	729	1,601	135	421	729	1,601
Principal Capital Appreciation Fund, Class R-2 Shares [Member]	122	381	660	1,455	122	381	660	1,455
Principal Capital Appreciation Fund, Class R-3 Shares [Member]	104	325	563	1,248	104	325	563	1,248
Principal Capital Appreciation Fund, Class R-4 Shares [Member]	85	265	460	1,025	85	265	460	1,025
Principal Capital Appreciation Fund, Class R-5 Shares [Member]	73	227	395	883	73	227	395	883

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Principal Capital Appreciation Fund [Member] - Principal Capital Appreciation Fund, Class C [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	170	526	907	1,976
Total	170	526	907	1,976

Expense Example, No Redemption - PFI Prospectus - Principal Capital Appreciation Fund [Member] - Principal Capital Appreciation Fund, Class C [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	170	526	907	1,976
Total	170	526	907	1,976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010) and Class P shares (September 27, 2010), the performance shown in the table for Classes P, R-1, R-2, R-3, R-4, and R-5 shares is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses result in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares. The predecessor fund's Class A shares commenced operations on November 24, 1986.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.44%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.78)%

Average Annual Total Returns - PFI Prospectus - Principal Capital Appreciation Fund [Member]	Label	1 Year	5 Years	10 Years
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	12.74%	14.67%	7.07%
Principal Capital Appreciation Fund, Class A [Member]	Class A Return Before Taxes	2.85%	12.11%	6.60%
Principal Capital Appreciation Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	0.56%	10.85%	5.67%
Principal Capital Appreciation Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	3.53%	9.62%	5.26%
Principal Capital Appreciation Fund, Class C [Member]	Class C Return Before Taxes	6.98%	12.44%	6.25%
Principal Capital Appreciation Fund, Class P Shares [Member]	Class P Return Before Taxes	9.06%	13.65%	7.36%
Principal Capital Appreciation Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	9.25%	13.84%	7.65%
Principal Capital Appreciation Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	8.30%	12.85%	6.68%
Principal Capital Appreciation Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	8.44%	12.99%	6.82%
Principal Capital Appreciation Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	8.63%	13.20%	7.01%
Principal Capital Appreciation Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	8.83%	13.41%	7.20%
Principal Capital Appreciation Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	8.97%	13.55%	7.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Strategic Income Fund [Member]
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective:
The Fund seeks current income
and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Principal LifeTime Strategic Income Fund [Member]	Principal LifeTime Strategic Income Fund, Class A [Member]	Principal LifeTime Strategic Income Fund, Class J [Member]	Principal LifeTime Strategic Income Fund, Institutional Class [Member]	Principal LifeTime Strategic Income Fund, Class R-1 [Member]	Principal LifeTime Strategic Income Fund, Class R-2 [Member]	Principal LifeTime Strategic Income Fund, Class R-3 [Member]	Principal LifeTime Strategic Income Fund, Class R-4 [Member]	Principal LifeTime Strategic Income Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Strategic Income Fund [Member]		Principal LifeTime Strategic Income Fund, Class A [Member]	Principal LifeTime Strategic Income Fund, Class J [Member]	Principal LifeTime Strategic Income Fund, Institutional Class [Member]	Principal LifeTime Strategic Income Fund, Class R-1 [Member]	Principal LifeTime Strategic Income Fund, Class R-2 [Member]	Principal LifeTime Strategic Income Fund, Class R-3 [Member]	Principal LifeTime Strategic Income Fund, Class R-4 [Member]	Principal LifeTime Strategic Income Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none	none	none
Distribution and Service (12b-1) Fees	[1]	0.25%	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.26%	0.13%	0.03%	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		1.12%	0.89%	0.64%	1.51%	1.38%	1.20%	1.01%	0.89%
Fee Waiver or Reimbursement	[2]	(0.13%)
Net Expenses (as a percentage of Assets)		0.99%	0.89%	0.64%	1.51%	1.38%	1.20%	1.01%	0.89%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Strategic Income Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Strategic Income Fund, Class A [Member]	472	705	957	1,676
Principal LifeTime Strategic Income Fund, Class J [Member]	191	284	493	1,096
Principal LifeTime Strategic Income Fund, Institutional Class [Member]	65	205	357	798
Principal LifeTime Strategic Income Fund, Class R-1 [Member]	154	477	824	1,802
Principal LifeTime Strategic Income Fund, Class R-2 [Member]	140	437	755	1,657
Principal LifeTime Strategic Income Fund, Class R-3 [Member]	122	381	660	1,455
Principal LifeTime Strategic Income Fund, Class R-4 [Member]	103	322	558	1,236
Principal LifeTime Strategic Income Fund, Class R-5 [Member]	91	284	493	1,096

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class J [Member] | USD ($)	91	284	493	1,096

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 18.2% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, mortgage-backed securities and other securitized products, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(11.34)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Strategic Income Fund [Member]	Label	1 Year	5 Years	10 Years
S&P Target Date Retirement Income Index [Member]	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	5.01%	4.66%	3.89%
Principal LifeTime Strategic Income Fund, Class A [Member]	Class A Return Before Taxes	0.54%	3.45%	2.30%
Principal LifeTime Strategic Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(0.19%)	2.73%	1.30%
Principal LifeTime Strategic Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.45%	2.39%	1.41%
Principal LifeTime Strategic Income Fund, Class J [Member]	Class J Return Before Taxes	3.59%	4.30%	2.66%
Principal LifeTime Strategic Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	4.79%	4.62%	3.06%
Principal LifeTime Strategic Income Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	3.89%	3.71%	2.17%
Principal LifeTime Strategic Income Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.02%	3.85%	2.30%
Principal LifeTime Strategic Income Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	4.23%	4.02%	2.48%
Principal LifeTime Strategic Income Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	4.44%	4.23%	2.69%
Principal LifeTime Strategic Income Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	4.51%	4.35%	2.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2010 Fund [Member]
PRINCIPAL LIFETIME 2010 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Principal LifeTime 2010 Fund [Member]	Principal Lifetime 2010 Fund, Class A [Member]	Principal Lifetime 2010 Fund, Class J [Member]	Principal Lifetime 2010 Fund, Institutional Class [Member]	Principal Lifetime 2010 Fund, Class R-1 [Member]	Principal Lifetime 2010 Fund, Class R-2 [Member]	Principal Lifetime 2010 Fund, Class R-3 [Member]	Principal Lifetime 2010 Fund, Class R-4 [Member]	Principal Lifetime 2010 Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2010 Fund [Member]		Principal Lifetime 2010 Fund, Class A [Member]	Principal Lifetime 2010 Fund, Class J [Member]	Principal Lifetime 2010 Fund, Institutional Class [Member]	Principal Lifetime 2010 Fund, Class R-1 [Member]	Principal Lifetime 2010 Fund, Class R-2 [Member]	Principal Lifetime 2010 Fund, Class R-3 [Member]	Principal Lifetime 2010 Fund, Class R-4 [Member]	Principal Lifetime 2010 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none	none	none
Distribution and Service (12b-1) Fees	[1]	0.25%	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.07%	0.02%	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses (as a percentage of Assets)		1.11%	0.87%	0.67%	1.55%	1.42%	1.24%	1.05%	0.93%
Fee Waiver or Reimbursement	[2]	(0.08%)
Net Expenses (as a percentage of Assets)		1.03%	0.87%	0.67%	1.55%	1.42%	1.24%	1.05%	0.93%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2010 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Lifetime 2010 Fund, Class A [Member]	476	707	956	1,669
Principal Lifetime 2010 Fund, Class J [Member]	189	278	482	1,073
Principal Lifetime 2010 Fund, Institutional Class [Member]	68	214	373	835
Principal Lifetime 2010 Fund, Class R-1 [Member]	158	490	845	1,845
Principal Lifetime 2010 Fund, Class R-2 [Member]	145	449	776	1,702
Principal Lifetime 2010 Fund, Class R-3 [Member]	126	393	681	1,500
Principal Lifetime 2010 Fund, Class R-4 [Member]	107	334	579	1,283
Principal Lifetime 2010 Fund, Class R-5 [Member]	95	296	515	1,143

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class J [Member] | USD ($)	89	278	482	1,073

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, mortgage-backed and asset-backed securities (securitized products), and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(16.36)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2010 Fund [Member]	Label	1 Year	5 Years	10 Years
S&P Target Date 2010 Index [Member]	S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)	5.82%	5.75%	4.21%
Principal Lifetime 2010 Fund, Class A [Member]	Class A Return Before Taxes	0.95%	5.11%	2.75%
Principal Lifetime 2010 Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(0.17%)	4.23%	1.79%
Principal Lifetime 2010 Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	1.06%	3.75%	1.86%
Principal Lifetime 2010 Fund, Class J [Member]	Class J Return Before Taxes	4.07%	6.03%	3.14%
Principal Lifetime 2010 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.32%	6.33%	3.52%
Principal Lifetime 2010 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.32%	5.38%	2.61%
Principal Lifetime 2010 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.48%	5.51%	2.74%
Principal Lifetime 2010 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	4.71%	5.72%	2.94%
Principal Lifetime 2010 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	4.92%	5.93%	3.14%
Principal Lifetime 2010 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.03%	6.04%	3.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2015 Fund [Member]
PRINCIPAL LIFETIME 2015 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime 2015 Fund [Member] USD ($)
Principal LifeTime 2015 Fund, Institutional Class [Member]	none
Principal LifeTime 2015 Fund, Class R-1 [Member]	none
Principal LifeTime 2015 Fund, Class R-2 [Member]	none
Principal LifeTime 2015 Fund, Class R-3 [Member]	none
Principal LifeTime 2015 Fund, Class R-4 [Member]	none
Principal LifeTime 2015 Fund, Class R-5 [Member]	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2015 Fund [Member]		Principal LifeTime 2015 Fund, Institutional Class [Member]	Principal LifeTime 2015 Fund, Class R-1 [Member]	Principal LifeTime 2015 Fund, Class R-2 [Member]	Principal LifeTime 2015 Fund, Class R-3 [Member]	Principal LifeTime 2015 Fund, Class R-4 [Member]	Principal LifeTime 2015 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Expenses (as a percentage of Assets)		0.68%	1.56%	1.43%	1.25%	1.06%	0.94%
[1]	Expense information in the table has been restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2015 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2015 Fund, Institutional Class [Member]	69	218	379	847
Principal LifeTime 2015 Fund, Class R-1 [Member]	159	493	850	1,856
Principal LifeTime 2015 Fund, Class R-2 [Member]	146	452	782	1,713
Principal LifeTime 2015 Fund, Class R-3 [Member]	127	397	686	1,511
Principal LifeTime 2015 Fund, Class R-4 [Member]	108	337	585	1,294
Principal LifeTime 2015 Fund, Class R-5 [Member]	96	300	520	1,155

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, mortgage-backed and asset-backed securities (securitized products), and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	14.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(10.77)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2015 Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
S&P Target Date 2015 Index [Member]	S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	6.56%	6.79%	4.89%
Principal LifeTime 2015 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.55%	7.06%	4.49%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.43%	5.47%	3.20%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.64%	5.23%	3.23%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.63%	6.13%	3.52%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.84%	6.28%	3.68%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	5.03%	6.47%	3.85%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.21%	6.66%	4.05%	Feb. 29, 2008
Principal LifeTime 2015 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.34%	6.79%	4.17%	Feb. 29, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2020 Fund [Member]
PRINCIPAL LIFETIME 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Principal LifeTime 2020 Fund [Member]	Principal LifeTime 2020 Fund, Class A [Member]	Principal LifeTime 2020 Fund, Class J [Member]	Principal LifeTime 2020 Fund, Institutional Class [Member]	Principal LifeTime 2020 Fund, Class R-1 [Member]	Principal LifeTime 2020 Fund, Class R-2 [Member]	Principal LifeTime 2020 Fund, Class R-3 [Member]	Principal LifeTime 2020 Fund, Class R-4 [Member]	Principal LifeTime 2020 Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2020 Fund [Member]		Principal LifeTime 2020 Fund, Class A [Member]	Principal LifeTime 2020 Fund, Class J [Member]	Principal LifeTime 2020 Fund, Institutional Class [Member]	Principal LifeTime 2020 Fund, Class R-1 [Member]	Principal LifeTime 2020 Fund, Class R-2 [Member]	Principal LifeTime 2020 Fund, Class R-3 [Member]	Principal LifeTime 2020 Fund, Class R-4 [Member]	Principal LifeTime 2020 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none	none	none
Distribution and Service (12b-1) Fees	[1]	0.25%	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.16%	0.06%	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses (as a percentage of Assets)		1.11%	0.91%	0.71%	1.59%	1.46%	1.28%	1.09%	0.97%
Fee Waiver or Reimbursement	[2]	(0.03%)
Net Expenses (as a percentage of Assets)		1.08%	0.91%	0.71%	1.59%	1.46%	1.28%	1.09%	0.97%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2020 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2020 Fund, Class A [Member]	654	881	1,125	1,825
Principal LifeTime 2020 Fund, Class J [Member]	193	290	504	1,120
Principal LifeTime 2020 Fund, Institutional Class [Member]	73	227	395	883
Principal LifeTime 2020 Fund, Class R-1 [Member]	162	502	866	1,889
Principal LifeTime 2020 Fund, Class R-2 [Member]	149	462	797	1,746
Principal LifeTime 2020 Fund, Class R-3 [Member]	130	406	702	1,545
Principal LifeTime 2020 Fund, Class R-4 [Member]	111	347	601	1,329
Principal LifeTime 2020 Fund, Class R-5 [Member]	99	309	536	1,190

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class J [Member] | USD ($)	93	290	504	1,120

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.99%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(18.46)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2020 Fund [Member]	Label	1 Year	5 Years	10 Years
S&P Target Date 2020 Index [Member]	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	7.22%	7.66%	4.68%
Principal LifeTime 2020 Fund, Class A [Member]	Class A Return Before Taxes	(0.38%)	6.38%	3.04%
Principal LifeTime 2020 Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.43%)	5.11%	1.98%
Principal LifeTime 2020 Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.14%	4.75%	2.12%
Principal LifeTime 2020 Fund, Class J [Member]	Class J Return Before Taxes	4.60%	7.69%	3.64%
Principal LifeTime 2020 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.83%	7.99%	4.02%
Principal LifeTime 2020 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.86%	7.05%	3.10%
Principal LifeTime 2020 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	5.03%	7.18%	3.25%
Principal LifeTime 2020 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	5.17%	7.37%	3.43%
Principal LifeTime 2020 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.41%	7.59%	3.63%
Principal LifeTime 2020 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.56%	7.71%	3.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2025 Fund [Member]
PRINCIPAL LIFETIME 2025 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime 2025 Fund [Member] USD ($)
Principal LifeTime 2025 Fund, Institutional Class [Member]	none
Principal LifeTime 2025 Fund, Class R-1 [Member]	none
Principal LifeTime 2025 Fund, Class R-2 [Member]	none
Principal LifeTime 2025 Fund, Class R-3 [Member]	none
Principal LifeTime 2025 Fund, Class R-4 [Member]	none
Principal LifeTime 2025 Fund, Class R-5 [Member]	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2025 Fund [Member]		Principal LifeTime 2025 Fund, Institutional Class [Member]	Principal LifeTime 2025 Fund, Class R-1 [Member]	Principal LifeTime 2025 Fund, Class R-2 [Member]	Principal LifeTime 2025 Fund, Class R-3 [Member]	Principal LifeTime 2025 Fund, Class R-4 [Member]	Principal LifeTime 2025 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Expenses (as a percentage of Assets)		0.73%	1.60%	1.47%	1.29%	1.10%	0.98%
[1]	Expense information in the table has been restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2025 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2025 Fund, Institutional Class [Member]	75	233	406	906
Principal LifeTime 2025 Fund, Class R-1 [Member]	163	505	871	1,900
Principal LifeTime 2025 Fund, Class R-2 [Member]	150	465	803	1,757
Principal LifeTime 2025 Fund, Class R-3 [Member]	131	409	708	1,556
Principal LifeTime 2025 Fund, Class R-4 [Member]	112	350	606	1,340
Principal LifeTime 2025 Fund, Class R-5 [Member]	100	312	542	1,201

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(13.65)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2025 Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
S&P Target Date 2025 Index [Member]	S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	7.82%	8.37%	5.41%
Principal LifeTime 2025 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	6.02%	8.47%	4.82%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.98%	6.86%	3.63%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.00%	6.40%	3.56%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	5.03%	7.53%	3.91%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	5.27%	7.67%	4.05%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	5.33%	7.84%	4.21%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.61%	8.05%	4.43%	Feb. 29, 2008
Principal LifeTime 2025 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.81%	8.19%	4.56%	Feb. 29, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2030 Fund [Member]
PRINCIPAL LIFETIME 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Principal LifeTime 2030 Fund [Member]	Principal LifeTime 2030 Fund, Class A [Member]	Principal LifeTime 2030 Fund, Class J [Member]	Principal LifeTime 2030 Fund, Institutional Class [Member]	Principal LifeTime 2030 Fund, Class R-1 [Member]	Principal LifeTime 2030 Fund, Class R-2 [Member]	Principal LifeTime 2030 Fund, Class R-3, [Member]	Principal LifeTime 2030 Fund, Class R-4 [Member]	Principal LifeTime 2030 Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2030 Fund [Member]		Principal LifeTime 2030 Fund, Class A [Member]	Principal LifeTime 2030 Fund, Class J [Member]	Principal LifeTime 2030 Fund, Institutional Class [Member]	Principal LifeTime 2030 Fund, Class R-1 [Member]	Principal LifeTime 2030 Fund, Class R-2 [Member]	Principal LifeTime 2030 Fund, Class R-3, [Member]	Principal LifeTime 2030 Fund, Class R-4 [Member]	Principal LifeTime 2030 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none	none	none
Distribution and Service (12b-1) Fees	[1]	0.25%	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.19%	0.08%	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Expenses (as a percentage of Assets)		1.16%	0.95%	0.73%	1.61%	1.48%	1.30%	1.11%	0.99%
Fee Waiver or Reimbursement	[2]	(0.06%)
Net Expenses (as a percentage of Assets)		1.10%	0.95%	0.73%	1.61%	1.48%	1.30%	1.11%	0.99%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2030 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2030 Fund, Class A [Member]	656	893	1,148	1,876
Principal LifeTime 2030 Fund, Class J [Member]	197	303	525	1,166
Principal LifeTime 2030 Fund, Institutional Class [Member]	75	233	406	906
Principal LifeTime 2030 Fund, Class R-1 [Member]	164	508	876	1,911
Principal LifeTime 2030 Fund, Class R-2 [Member]	151	468	808	1,768
Principal LifeTime 2030 Fund, Class R-3, [Member]	132	412	713	1,568
Principal LifeTime 2030 Fund, Class R-4 [Member]	113	353	612	1,352
Principal LifeTime 2030 Fund, Class R-5 [Member]	101	315	547	1,213

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class J [Member] | USD ($)	97	303	525	1,166

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.94%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(20.15)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2030 Fund [Member]	Label	1 Year	5 Years	10 Years
S&P Target Date 2030 Index [Member]	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	8.35%	9.05%	4.82%
Principal LifeTime 2030 Fund, Class A [Member]	Class A Return Before Taxes	(0.41%)	7.27%	3.22%
Principal LifeTime 2030 Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.31%)	5.89%	2.15%
Principal LifeTime 2030 Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.37%	5.43%	2.28%
Principal LifeTime 2030 Fund, Class J [Member]	Class J Return Before Taxes	4.63%	8.58%	3.81%
Principal LifeTime 2030 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.89%	8.91%	4.21%
Principal LifeTime 2030 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.93%	7.94%	3.29%
Principal LifeTime 2030 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	5.01%	8.08%	3.43%
Principal LifeTime 2030 Fund, Class R-3, [Member]	Class R-3 Return Before Taxes	5.23%	8.28%	3.61%
Principal LifeTime 2030 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.42%	8.48%	3.82%
Principal LifeTime 2030 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.52%	8.60%	3.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2035 Fund [Member]
PRINCIPAL LIFETIME 2035 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime 2035 Fund [Member] USD ($)
Principal LifeTime 2035 Fund, Institutional Class [Member]	none
Principal LifeTime 2035 Fund, Class R-1 [Member]	none
Principal LifeTime 2035 Fund, Class R-2 [Member]	none
Principal LifeTime 2035 Fund, Class R-3 [Member]	none
Principal LifeTime 2035 Fund, Class R-4 [Member]	none
Principal LifeTime 2035 Fund, Class R-5 [Member]	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2035 Fund [Member]		Principal LifeTime 2035 Fund, Institutional Class [Member]	Principal LifeTime 2035 Fund, Class R-1 [Member]	Principal LifeTime 2035 Fund, Class R-2 [Member]	Principal LifeTime 2035 Fund, Class R-3 [Member]	Principal LifeTime 2035 Fund, Class R-4 [Member]	Principal LifeTime 2035 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Expenses (as a percentage of Assets)		0.69%	1.56%	1.43%	1.25%	1.06%	0.94%
[1]	Expense information in the table has been restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2035 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2035 Fund, Institutional Class [Member]	70	221	384	859
Principal LifeTime 2035 Fund, Class R-1 [Member]	159	493	850	1,856
Principal LifeTime 2035 Fund, Class R-2 [Member]	146	452	782	1,713
Principal LifeTime 2035 Fund, Class R-3 [Member]	127	397	686	1,511
Principal LifeTime 2035 Fund, Class R-4 [Member]	108	337	585	1,294
Principal LifeTime 2035 Fund, Class R-5 [Member]	96	300	520	1,155

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.61%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(15.22)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2035 Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
S&P Target Date 2035 Index [Member]	S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	8.85%	9.59%	5.65%
Principal LifeTime 2035 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.33%	9.32%	5.03%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.23%	7.87%	3.97%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.80%	7.15%	3.78%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.47%	8.39%	4.14%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.55%	8.53%	4.25%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	4.74%	8.71%	4.45%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	4.91%	8.92%	4.65%	Feb. 29, 2008
Principal LifeTime 2035 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.00%	9.04%	4.78%	Feb. 29, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2040 Fund [Member]
PRINCIPAL LIFETIME 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Principal LifeTime 2040 Fund [Member]	Principal LifeTime 2040 Fund, Class A [Member]	Principal LifeTime 2040 Fund, Class J [Member]	Principal LifeTime 2040 Fund, Institutional Class [Member]	Principal LifeTime 2040 Fund, Class R-1 [Member]	Principal LifeTime 2040 Fund, Class R-2 [Member]	Principal LifeTime 2040 Fund, Class R-3 [Member]	Principal LifeTime 2040 Fund, Class R-4 [Member]	Principal LifeTime 2040 Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2040 Fund [Member]		Principal LifeTime 2040 Fund, Class A [Member]	Principal LifeTime 2040 Fund, Class J [Member]	Principal LifeTime 2040 Fund, Institutional Class [Member]	Principal LifeTime 2040 Fund, Class R-1 [Member]	Principal LifeTime 2040 Fund, Class R-2 [Member]	Principal LifeTime 2040 Fund, Class R-3 [Member]	Principal LifeTime 2040 Fund, Class R-4 [Member]	Principal LifeTime 2040 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none	none	none
Distribution and Service (12b-1) Fees	[1]	0.25%	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.23%	0.09%	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses (as a percentage of Assets)		1.18%	0.94%	0.71%	1.59%	1.46%	1.28%	1.09%	0.97%
Fee Waiver or Reimbursement	[2]	(0.10%)
Net Expenses (as a percentage of Assets)		1.08%	0.94%	0.71%	1.59%	1.46%	1.28%	1.09%	0.97%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2040 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2040 Fund, Class A [Member]	654	895	1,154	1,895
Principal LifeTime 2040 Fund, Class J [Member]	196	300	520	1,155
Principal LifeTime 2040 Fund, Institutional Class [Member]	73	227	395	883
Principal LifeTime 2040 Fund, Class R-1 [Member]	162	502	866	1,889
Principal LifeTime 2040 Fund, Class R-2 [Member]	149	462	797	1,746
Principal LifeTime 2040 Fund, Class R-3 [Member]	130	406	702	1,545
Principal LifeTime 2040 Fund, Class R-4 [Member]	111	347	601	1,329
Principal LifeTime 2040 Fund, Class R-5 [Member]	99	309	536	1,190

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class J [Member] | USD ($)	96	300	520	1,155

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 17.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(21.45)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2040 Fund [Member]	Label	1 Year	5 Years	10 Years
S&P Target Date 2040 Index [Member]	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	9.23%	10.00%	4.92%
Principal LifeTime 2040 Fund, Class A [Member]	Class A Return Before Taxes	(0.77%)	8.01%	3.28%
Principal LifeTime 2040 Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.84%)	6.73%	2.33%
Principal LifeTime 2040 Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.40%	6.14%	2.42%
Principal LifeTime 2040 Fund, Class J [Member]	Class J Return Before Taxes	4.20%	9.28%	3.84%
Principal LifeTime 2040 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.45%	9.65%	4.28%
Principal LifeTime 2040 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.52%	8.69%	3.37%
Principal LifeTime 2040 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.64%	8.82%	3.50%
Principal LifeTime 2040 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	4.85%	9.02%	3.69%
Principal LifeTime 2040 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.06%	9.22%	3.89%
Principal LifeTime 2040 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.18%	9.35%	4.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2045 Fund [Member]
PRINCIPAL LIFETIME 2045 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees - USD ($)	Principal LifeTime 2045 Fund, Institutional Class [Member]	Principal LifeTime 2045 Fund, Class R-1 [Member]	Principal LifeTime 2045 Fund, Class R-2 [Member]	Principal LifeTime 2045 Fund, Class R-3 [Member]	Principal LifeTime 2045 Fund, Class R-4 [Member]	Principal LifeTime 2045 Fund, Class R-5 [Member]
Shareholder Fee, Other | PFI Prospectus | Principal LifeTime 2045 Fund [Member]	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2045 Fund [Member]		Principal LifeTime 2045 Fund, Institutional Class [Member]	Principal LifeTime 2045 Fund, Class R-1 [Member]	Principal LifeTime 2045 Fund, Class R-2 [Member]	Principal LifeTime 2045 Fund, Class R-3 [Member]	Principal LifeTime 2045 Fund, Class R-4 [Member]	Principal LifeTime 2045 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Expenses (as a percentage of Assets)		0.73%	1.60%	1.47%	1.29%	1.10%	0.98%
[1]	Expense information in the table has been restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2045 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2045 Fund, Institutional Class [Member]	75	233	406	906
Principal LifeTime 2045 Fund, Class R-1 [Member]	163	505	871	1,900
Principal LifeTime 2045 Fund, Class R-2 [Member]	150	465	803	1,757
Principal LifeTime 2045 Fund, Class R-3 [Member]	131	409	708	1,556
Principal LifeTime 2045 Fund, Class R-4 [Member]	112	350	606	1,340
Principal LifeTime 2045 Fund, Class R-5 [Member]	100	312	542	1,201

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(16.15)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2045 Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
S&P Target Date 2045 Index [Member]	S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	9.54%	10.31%	5.73%
Principal LifeTime 2045 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.58%	9.91%	5.17%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.47%	8.25%	4.02%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.02%	7.39%	3.78%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.57%	8.95%	4.22%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.75%	9.10%	4.37%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	4.97%	9.29%	4.54%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.20%	9.51%	4.74%	Feb. 29, 2008
Principal LifeTime 2045 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.24%	9.61%	4.87%	Feb. 29, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2050 Fund [Member]
PRINCIPAL LIFETIME 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Principal LifeTime 2050 Fund [Member]	Principal LifeTime 2050 Fund, Class A [Member]	Principal LifeTime 2050 Fund, Class J [Member]	Principal LifeTime 2050 Fund, Institutional Class [Member]	Principal LifeTime 2050 Fund, Class R-1 [Member]	Principal LifeTime 2050 Fund, Class R-2 [Member]	Principal LifeTime 2050 Fund, Class R-3 [Member]	Principal LifeTime 2050 Fund, Class R-4 [Member]	Principal LifeTime 2050 Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2050 Fund [Member]		Principal LifeTime 2050 Fund, Class A [Member]	Principal LifeTime 2050 Fund, Class J [Member]	Principal LifeTime 2050 Fund, Institutional Class [Member]	Principal LifeTime 2050 Fund, Class R-1 [Member]	Principal LifeTime 2050 Fund, Class R-2 [Member]	Principal LifeTime 2050 Fund, Class R-3 [Member]	Principal LifeTime 2050 Fund, Class R-4 [Member]	Principal LifeTime 2050 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none	none	none
Distribution and Service (12b-1) Fees	[1]	0.25%	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.29%	0.18%	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Expenses (as a percentage of Assets)		1.26%	1.05%	0.74%	1.61%	1.48%	1.30%	1.11%	0.99%
Fee Waiver or Reimbursement	[2]	(0.16%)
Net Expenses (as a percentage of Assets)		1.10%	1.05%	0.74%	1.61%	1.48%	1.30%	1.11%	0.99%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2050 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2050 Fund, Class A [Member]	656	913	1,189	1,976
Principal LifeTime 2050 Fund, Class J [Member]	207	334	579	1,283
Principal LifeTime 2050 Fund, Institutional Class [Member]	76	237	411	918
Principal LifeTime 2050 Fund, Class R-1 [Member]	164	508	876	1,911
Principal LifeTime 2050 Fund, Class R-2 [Member]	151	468	808	1,768
Principal LifeTime 2050 Fund, Class R-3 [Member]	132	412	713	1,568
Principal LifeTime 2050 Fund, Class R-4 [Member]	113	353	612	1,352
Principal LifeTime 2050 Fund, Class R-5 [Member]	101	315	547	1,213

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class J [Member] | USD ($)	107	334	579	1,283

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 17.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.71%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.13)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2050 Fund [Member]	Label	1 Year	5 Years	10 Years
S&P Target Date 2050 Index [Member]	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	9.74%	10.60%	4.99%
Principal LifeTime 2050 Fund, Class A [Member]	Class A Return Before Taxes	(0.56%)	8.48%	3.36%
Principal LifeTime 2050 Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.57%)	7.25%	2.42%
Principal LifeTime 2050 Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.52%	6.55%	2.47%
Principal LifeTime 2050 Fund, Class J [Member]	Class J Return Before Taxes	4.25%	9.64%	3.78%
Principal LifeTime 2050 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.58%	10.12%	4.33%
Principal LifeTime 2050 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.69%	9.16%	3.43%
Principal LifeTime 2050 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.81%	9.31%	3.56%
Principal LifeTime 2050 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	5.01%	9.50%	3.74%
Principal LifeTime 2050 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.24%	9.72%	3.94%
Principal LifeTime 2050 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.33%	9.84%	4.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2055 Fund [Member]
PRINCIPAL LIFETIME 2055 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees - USD ($)	Principal LifeTime 2055 Fund, Institutional Class [Member]	Principal LifeTime 2055 Fund, Class R-1 [Member]	Principal LifeTime 2055 Fund, Class R-2 [Member]	Principal LifeTime 2055 Fund, Class R-3 [Member]	Principal LifeTime 2055 Fund, Class R-4 [Member]	Principal LifeTime 2055 Fund, Class R-5 [Member]
Shareholder Fee, Other | PFI Prospectus | Principal LifeTime 2055 Fund [Member]	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2055 Fund [Member]		Principal LifeTime 2055 Fund, Institutional Class [Member]	Principal LifeTime 2055 Fund, Class R-1 [Member]	Principal LifeTime 2055 Fund, Class R-2 [Member]	Principal LifeTime 2055 Fund, Class R-3 [Member]	Principal LifeTime 2055 Fund, Class R-4 [Member]	Principal LifeTime 2055 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.03%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Expenses (as a percentage of Assets)		0.75%	1.61%	1.48%	1.30%	1.11%	0.99%
[1]	Expense information in the table has been restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2055 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2055 Fund, Institutional Class [Member]	77	240	417	930
Principal LifeTime 2055 Fund, Class R-1 [Member]	164	508	876	1,911
Principal LifeTime 2055 Fund, Class R-2 [Member]	151	468	808	1,768
Principal LifeTime 2055 Fund, Class R-3 [Member]	132	412	713	1,568
Principal LifeTime 2055 Fund, Class R-4 [Member]	113	353	612	1,352
Principal LifeTime 2055 Fund, Class R-5 [Member]	101	315	547	1,213

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (February 29, 2008).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.40%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(17.02)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2055 Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
S&P Target Date 2055 Plus Index [Member]	S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	9.94%	10.82%	5.97%
Principal LifeTime 2055 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.72%	10.14%	5.15%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.25%	8.81%	4.21%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.53%	7.76%	3.87%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.75%	9.20%	4.23%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.86%	9.34%	4.36%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	5.09%	9.54%	4.56%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.28%	9.75%	4.76%	Feb. 29, 2008
Principal LifeTime 2055 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.39%	9.88%	4.88%	Feb. 29, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime 2060 Fund [Member]
PRINCIPAL LIFETIME 2060 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	Principal LifeTime 2060 Fund, Class J [Member]	Principal LifeTime 2060 Fund, Institutional Class [Member]	Principal LifeTime 2060 Fund, Class R-1 [Member]	Principal LifeTime 2060 Fund, Class R-2 [Member]	Principal LifeTime 2060 Fund, Class R-3 [Member]	Principal LifeTime 2060 Fund, Class R-4 [Member]	Principal LifeTime 2060 Fund, Class R-5 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | Principal LifeTime 2060 Fund [Member]	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime 2060 Fund [Member]		Principal LifeTime 2060 Fund, Class J [Member]	Principal LifeTime 2060 Fund, Institutional Class [Member]	Principal LifeTime 2060 Fund, Class R-1 [Member]	Principal LifeTime 2060 Fund, Class R-2 [Member]	Principal LifeTime 2060 Fund, Class R-3 [Member]	Principal LifeTime 2060 Fund, Class R-4 [Member]	Principal LifeTime 2060 Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	none	none	none	none	none	none	none
Distribution and Service (12b-1) Fees	[1]	0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[1]	1.01%	0.04%	0.55%	0.47%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses		0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Expenses (as a percentage of Assets)		1.89%	0.77%	1.63%	1.50%	1.32%	1.13%	1.01%
Fee Waiver or Reimbursement	[2]	(0.78%)	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		1.11%	0.77%	1.63%	1.50%	1.32%	1.13%	1.01%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class J, 0.10% for Institutional Class, 0.93% for Class R-1, 0.80% for Class R-2, 0.62% for Class R-3, 0.43% for Class R-4, and 0.31% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime 2060 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime 2060 Fund, Class J [Member]	213	518	949	2,148
Principal LifeTime 2060 Fund, Institutional Class [Member]	79	246	428	954
Principal LifeTime 2060 Fund, Class R-1 [Member]	166	514	887	1,933
Principal LifeTime 2060 Fund, Class R-2 [Member]	153	474	818	1,791
Principal LifeTime 2060 Fund, Class R-3 [Member]	134	418	723	1,590
Principal LifeTime 2060 Fund, Class R-4 [Member]	115	359	622	1,375
Principal LifeTime 2060 Fund, Class R-5 [Member]	103	322	558	1,236

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class J [Member] | USD ($)	113	518	949	2,148

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (March 1, 2013).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	4.28%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.61)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime 2060 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2055 Plus Index [Member]	S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	9.94%	8.69%
S&P Target Date 2060 Plus Index [Member]	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	10.08%	8.69%
Principal LifeTime 2060 Fund, Class J [Member]	Class J Return Before Taxes	4.31%	7.38%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	5.68%	7.72%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.84%	6.85%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.92%	5.86%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	4.69%	6.79%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	4.83%	6.93%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	5.01%	7.18%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.17%	7.32%	Mar. 01, 2013
Principal LifeTime 2060 Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.31%	7.45%	Mar. 01, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member]
PRINCIPAL LIFETIME HYBRID INCOME FUND
Objective:
The Fund seeks current income
and as a secondary objective, capital appreciation
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees - USD ($)	Principal LifeTime Hybrid Income Fund, Institutional Class [Member]	Principal LifeTime Hybrid Income Fund, R-6 [Member]
Shareholder Fee, Other | PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member]	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid Income Fund [Member]		May 02, 2017 Principal LifeTime Hybrid Income Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid Income Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid Income Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid Income Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		0.82%		173.70%		0.82%		173.70%
Acquired Fund Fees and Expenses		0.39%		0.39%		0.39%		0.39%
Expenses (as a percentage of Assets)		1.21%		174.09%		1.21%		174.09%
Fee Waiver or Reimbursement		(0.77%)	[2]	(173.68%)	[2]	(0.77%)	[3]	(173.68%)	[3]
Net Expenses (as a percentage of Assets)		0.44%		0.41%		0.44%		0.41%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid Income Fund [Member]		May 02, 2017 Principal LifeTime Hybrid Income Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid Income Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid Income Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid Income Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		0.82%		173.70%		0.82%		173.70%
Acquired Fund Fees and Expenses		0.39%		0.39%		0.39%		0.39%
Expenses (as a percentage of Assets)		1.21%		174.09%		1.21%		174.09%
Fee Waiver or Reimbursement		(0.77%)	[2]	(173.68%)	[2]	(0.77%)	[3]	(173.68%)	[3]
Net Expenses (as a percentage of Assets)		0.44%		0.41%		0.44%		0.41%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid Income Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid Income Fund, Institutional Class [Member]	45	308	591	1,398
Principal LifeTime Hybrid Income Fund, R-6 [Member]	42	912	1,327	1,766

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, mortgage-backed securities (securitized products), and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '15	2.37%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(2.03)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid Income Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date Retirement Income Index [Member]	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	5.01%	2.79%
Principal LifeTime Hybrid Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	4.69%	2.67%	Sep. 30, 2014
Principal LifeTime Hybrid Income Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	4.15%	1.42%	Sep. 30, 2014
Principal LifeTime Hybrid Income Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.74%	1.54%	Sep. 30, 2014
Principal LifeTime Hybrid Income Fund, R-6 [Member]	Class R-6 Return Before Taxes	4.80%	2.72%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2015 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2015 Fund [Member] USD ($)
Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member]	none
Principal LifeTime Hybrid 2015 Fund, R-6 [Member]	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2015 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2015 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2015 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees						none		none
Other Expenses (as a percentage of Assets):		0.40%		171.00%		0.40%		171.00%
Acquired Fund Fees and Expenses		0.41%		0.41%		0.41%		0.41%
Expenses (as a percentage of Assets)		0.81%		171.41%		0.81%		171.41%
Fee Waiver or Reimbursement		(0.35%)	[2]	(170.98%)	[2]	(0.35%)	[3]	(170.98%)	[3]
Net Expenses (as a percentage of Assets)		0.46%		0.43%		0.46%		0.43%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2015 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2015 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2015 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees						none		none
Other Expenses (as a percentage of Assets):		0.40%		171.00%		0.40%		171.00%
Acquired Fund Fees and Expenses		0.41%		0.41%		0.41%		0.41%
Expenses (as a percentage of Assets)		0.81%		171.41%		0.81%		171.41%
Fee Waiver or Reimbursement		(0.35%)	[2]	(170.98%)	[2]	(0.35%)	[3]	(170.98%)	[3]
Net Expenses (as a percentage of Assets)		0.46%		0.43%		0.46%		0.43%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2015 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member]	47	224	415	969
Principal LifeTime Hybrid 2015 Fund, R-6 [Member]	44	1,055	1,501	1,898

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 27.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, mortgage-backed and asset-backed securities (securitized products), and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	2.62%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(4.12)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2015 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2015 Index [Member]	S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	6.56%	3.62%
Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	6.37%	3.55%	Sep. 30, 2014
Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	5.70%	2.30%	Sep. 30, 2014
Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.84%	2.32%	Sep. 30, 2014
Principal LifeTime Hybrid 2015 Fund, R-6 [Member]	Class R-6 Return Before Taxes	6.47%	3.59%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2020 Fund [Member] USD ($)
Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member]	none
Principal LifeTime Hybrid 2020 Fund, R-6 [Member]	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2020 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2020 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2020 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		0.15%		171.30%		0.15%		171.30%
Acquired Fund Fees and Expenses		0.41%		0.41%		0.41%		0.41%
Expenses (as a percentage of Assets)		0.56%		171.71%		0.56%		171.71%
Fee Waiver or Reimbursement		(0.10%)	[2]	(171.28%)	[2]	(0.10%)	[3]	(171.28%)	[3]
Net Expenses (as a percentage of Assets)		0.46%		0.43%		0.46%		0.43%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2020 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2020 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2020 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		0.15%		171.30%		0.15%		171.30%
Acquired Fund Fees and Expenses		0.41%		0.41%		0.41%		0.41%
Expenses (as a percentage of Assets)		0.56%		171.71%		0.56%		171.71%
Fee Waiver or Reimbursement		(0.10%)	[2]	(171.28%)	[2]	(0.10%)	[3]	(171.28%)	[3]
Net Expenses (as a percentage of Assets)		0.46%		0.43%		0.46%		0.43%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2020 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member]	47	169	303	692
Principal LifeTime Hybrid 2020 Fund, R-6 [Member]	44	1,039	1,482	1,884

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility.The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	3.01%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(4.70)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2020 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2020 Index [Member]	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	7.22%	3.95%
Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	7.02%	4.11%	Sep. 30, 2014
Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	6.33%	2.88%	Sep. 30, 2014
Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.25%	2.79%	Sep. 30, 2014
Principal LifeTime Hybrid 2020 Fund, R-6 [Member]	Class R-6 Return Before Taxes	7.02%	4.11%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2025 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2025 Fund [Member] USD ($)
Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member]	none
Principal LifeTime Hybrid 2025 Fund, R-6 [Member]	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2025 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2025 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2025 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		0.54%		169.02%		0.54%		169.02%
Acquired Fund Fees and Expenses		0.42%		0.42%		0.42%		0.42%
Expenses (as a percentage of Assets)		0.96%		169.44%		0.96%		169.44%
Fee Waiver or Reimbursement		(0.49%)	[2]	(169.00%)	[2]	(0.49%)	[3]	(169.00%)	[3]
Net Expenses (as a percentage of Assets)		0.47%		0.44%		0.47%		0.44%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2025 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2025 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2025 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		0.54%		169.02%		0.54%		169.02%
Acquired Fund Fees and Expenses		0.42%		0.42%		0.42%		0.42%
Expenses (as a percentage of Assets)		0.96%		169.44%		0.96%		169.44%
Fee Waiver or Reimbursement		(0.49%)	[2]	(169.00%)	[2]	(0.49%)	[3]	(169.00%)	[3]
Net Expenses (as a percentage of Assets)		0.47%		0.44%		0.47%		0.44%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2025 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member]	48	257	483	1,133
Principal LifeTime Hybrid 2025 Fund, R-6 [Member]	45	1,165	1,630	1,997

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	3.31%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(5.27)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2025 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2025 Index [Member]	S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	7.82%	4.15%
Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	7.51%	4.49%	Sep. 30, 2014
Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	6.91%	3.19%	Sep. 30, 2014
Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.52%	3.02%	Sep. 30, 2014
Principal LifeTime Hybrid 2025 Fund, R-6 [Member]	Class R-6 Return Before Taxes	7.50%	4.54%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2030 Fund [Member] USD ($)
Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member]	none
Principal LifeTime Hybrid 2030 Fund, R-6 [Member]	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2030 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2030 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2030 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		0.15%		169.71%		0.15%		169.71%
Acquired Fund Fees and Expenses		0.42%		0.42%		0.42%		0.42%
Expenses (as a percentage of Assets)		0.57%		170.13%		0.57%		170.13%
Fee Waiver or Reimbursement		(0.10%)	[2]	(169.69%)	[2]	(0.10%)	[3]	(169.69%)	[3]
Net Expenses (as a percentage of Assets)		0.47%		0.44%		0.47%		0.44%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2030 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2030 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2030 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		0.15%		169.71%		0.15%		169.71%
Acquired Fund Fees and Expenses		0.42%		0.42%		0.42%		0.42%
Expenses (as a percentage of Assets)		0.57%		170.13%		0.57%		170.13%
Fee Waiver or Reimbursement		(0.10%)	[2]	(169.69%)	[2]	(0.10%)	[3]	(169.69%)	[3]
Net Expenses (as a percentage of Assets)		0.47%		0.44%		0.47%		0.44%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2030 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member]	48	173	308	704
Principal LifeTime Hybrid 2030 Fund, R-6 [Member]	45	1,126	1,585	1,963

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks, in addition to those generally associated with swaps, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	3.60%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(5.74)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2030 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2030 Index [Member]	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	8.35%	4.38%
Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	7.89%	4.78%	Sep. 30, 2014
Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	7.21%	3.50%	Sep. 30, 2014
Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.84%	3.28%	Sep. 30, 2014
Principal LifeTime Hybrid 2030 Fund, R-6 [Member]	Class R-6 Return Before Taxes	8.00%	4.83%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2035 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2035 Fund [Member] USD ($)
Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member]	none
Principal LifeTime Hybrid 2035 Fund, R-6 [Member]	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2035 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2035 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2035 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Other Expenses (as a percentage of Assets):		0.63%		167.74%		0.63%		167.74%
Acquired Fund Fees and Expenses		0.42%		0.42%		0.42%		0.42%
Expenses (as a percentage of Assets)		1.05%		168.16%		1.05%		168.16%
Fee Waiver or Reimbursement		(0.58%)	[2]	(167.72%)	[2]	(0.58%)	[3]	(167.72%)	[3]
Net Expenses (as a percentage of Assets)		0.47%		0.44%		0.47%		0.44%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2035 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2035 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2035 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Other Expenses (as a percentage of Assets):		0.63%		167.74%		0.63%		167.74%
Acquired Fund Fees and Expenses		0.42%		0.42%		0.42%		0.42%
Expenses (as a percentage of Assets)		1.05%		168.16%		1.05%		168.16%
Fee Waiver or Reimbursement		(0.58%)	[2]	(167.72%)	[2]	(0.58%)	[3]	(167.72%)	[3]
Net Expenses (as a percentage of Assets)		0.47%		0.44%		0.47%		0.44%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2035 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member]	48	276	523	1,230
Principal LifeTime Hybrid 2035 Fund, R-6 [Member]	45	1,238	1,714	2,062

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 24.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	3.90%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(6.21)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2035 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2035 Index [Member]	S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	8.85%	4.60%
Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	8.31%	5.03%	Sep. 30, 2014
Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	7.74%	3.93%	Sep. 30, 2014
Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.05%	3.62%	Sep. 30, 2014
Principal LifeTime Hybrid 2035 Fund, R-6 [Member]	Class R-6 Return Before Taxes	8.41%	5.08%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2040 Fund [Member] USD ($)
Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member]	none
Principal LifeTime Hybrid 2040 Fund, R-6 [Member]	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2040 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2040 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2040 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		0.24%		166.92%		0.24%		166.92%
Acquired Fund Fees and Expenses		0.43%		0.43%		0.43%		0.43%
Expenses (as a percentage of Assets)		0.67%		167.35%		0.67%		167.35%
Fee Waiver or Reimbursement		(0.19%)	[2]	(166.90%)	[2]	(0.19%)	[3]	(166.90%)	[3]
Net Expenses (as a percentage of Assets)		0.48%		0.45%		0.48%		0.45%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2040 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2040 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2040 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		0.24%		166.92%		0.24%		166.92%
Acquired Fund Fees and Expenses		0.43%		0.43%		0.43%		0.43%
Expenses (as a percentage of Assets)		0.67%		167.35%		0.67%		167.35%
Fee Waiver or Reimbursement		(0.19%)	[2]	(166.90%)	[2]	(0.19%)	[3]	(166.90%)	[3]
Net Expenses (as a percentage of Assets)		0.48%		0.45%		0.48%		0.45%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2040 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member]	49	195	354	817
Principal LifeTime Hybrid 2040 Fund, R-6 [Member]	46	1,286	1,768	2,104

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	4.09%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(6.50)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2040 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2040 Index [Member]	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	9.23%	4.74%
Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	8.67%	5.27%	Sep. 30, 2014
Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.02%	4.17%	Sep. 30, 2014
Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.34%	3.84%	Sep. 30, 2014
Principal LifeTime Hybrid 2040 Fund, R-6 [Member]	Class R-6 Return Before Taxes	8.77%	5.31%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2045 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2045 Fund [Member] USD ($)
Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member]	none
Principal LifeTime Hybrid 2045 Fund, R-6 [Member]	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2045 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2045 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2045 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		1.07%		166.99%		1.07%		166.99%
Acquired Fund Fees and Expenses		0.44%		0.44%		0.44%		0.44%
Expenses (as a percentage of Assets)		1.51%		167.43%		1.51%		167.43%
Fee Waiver or Reimbursement		(1.02%)	[2]	(166.97%)	[2]	(1.02%)	[3]	(166.97%)	[3]
Net Expenses (as a percentage of Assets)		0.49%		0.46%		0.49%		0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2045 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2045 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2045 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		1.07%		166.99%		1.07%		166.99%
Acquired Fund Fees and Expenses		0.44%		0.44%		0.44%		0.44%
Expenses (as a percentage of Assets)		1.51%		167.43%		1.51%		167.43%
Fee Waiver or Reimbursement		(1.02%)	[2]	(166.97%)	[2]	(1.02%)	[3]	(166.97%)	[3]
Net Expenses (as a percentage of Assets)		0.49%		0.46%		0.49%		0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2045 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member]	50	377	727	1,714
Principal LifeTime Hybrid 2045 Fund, R-6 [Member]	47	1,282	1,764	2,100

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	4.30%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(6.89)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2045 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2045 Index [Member]	S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	9.54%	4.85%
Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	9.06%	5.34%	Sep. 30, 2014
Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.52%	4.30%	Sep. 30, 2014
Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.51%	3.91%	Sep. 30, 2014
Principal LifeTime Hybrid 2045 Fund, R-6 [Member]	Class R-6 Return Before Taxes	9.06%	5.33%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2050 Fund [Member] USD ($)
Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member]	none
Principal LifeTime Hybrid 2050 Fund, R-6 [Member]	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2050 Fund [Member]	May 02, 2017 Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2050 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2050 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	none	[1]	none	[1]	none	[2]	none	[2]
Distribution and Service (12b-1) Fees	none		none
Other Expenses (as a percentage of Assets):	0.42%		166.19%		0.42%		166.19%
Acquired Fund Fees and Expenses	0.44%		0.44%		0.44%		0.44%
Expenses (as a percentage of Assets)	0.86%		166.63%		0.86%		166.63%
Fee Waiver or Reimbursement	(0.37%)	[3]	(166.17%)	[3]	(0.37%)	[4]	(166.17%)	[4]
Net Expenses (as a percentage of Assets)	0.49%		0.46%		0.49%		0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Expense information in the table has been restated to reflect current fees.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.Distribution and/or Service (12b-1) Feesnonenone
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2050 Fund [Member]	May 02, 2017 Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2050 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2050 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	none	[1]	none	[1]	none	[2]	none	[2]
Distribution and Service (12b-1) Fees	none		none
Other Expenses (as a percentage of Assets):	0.42%		166.19%		0.42%		166.19%
Acquired Fund Fees and Expenses	0.44%		0.44%		0.44%		0.44%
Expenses (as a percentage of Assets)	0.86%		166.63%		0.86%		166.63%
Fee Waiver or Reimbursement	(0.37%)	[3]	(166.17%)	[3]	(0.37%)	[4]	(166.17%)	[4]
Net Expenses (as a percentage of Assets)	0.49%		0.46%		0.49%		0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Expense information in the table has been restated to reflect current fees.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.Distribution and/or Service (12b-1) Feesnonenone
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2050 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member]	50	237	440	1,027
Principal LifeTime Hybrid 2050 Fund, R-6 [Member]	47	1,329	1,816	2,141

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.2% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	4.39%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.07)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2050 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2050 Index [Member]	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	9.74%	4.95%
Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	9.29%	5.57%	Sep. 30, 2014
Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.64%	4.50%	Sep. 30, 2014
Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.74%	4.11%	Sep. 30, 2014
Principal LifeTime Hybrid 2050 Fund, R-6 [Member]	Class R-6 Return Before Taxes	9.19%	5.52%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2055 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2055 Fund [Member] USD ($)
Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member]	none
Principal LifeTime Hybrid 2055 Fund, R-6 [Member]	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2055 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2055 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2055 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		4.07%		168.34%		4.07%		168.34%
Acquired Fund Fees and Expenses		0.44%		0.44%		0.44%		0.44%
Expenses (as a percentage of Assets)		4.51%		168.78%		4.51%		168.78%
Fee Waiver or Reimbursement		(4.02%)	[2]	(168.32%)	[2]	(4.02%)	[3]	(168.32%)	[3]
Net Expenses (as a percentage of Assets)		0.49%		0.46%		0.49%		0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2055 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2055 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2055 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		4.07%		168.34%		4.07%		168.34%
Acquired Fund Fees and Expenses		0.44%		0.44%		0.44%		0.44%
Expenses (as a percentage of Assets)		4.51%		168.78%		4.51%		168.78%
Fee Waiver or Reimbursement		(4.02%)	[2]	(168.32%)	[2]	(4.02%)	[3]	(168.32%)	[3]
Net Expenses (as a percentage of Assets)		0.49%		0.46%		0.49%		0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2055 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member]	50	997	1,954	4,387
Principal LifeTime Hybrid 2055 Fund, R-6 [Member]	47	1,204	1,675	2,032

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 20.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	4.49%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.35)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2055 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2055 Index [Member]	S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	9.94%	5.00%
Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	9.44%	5.62%	Sep. 30, 2014
Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.92%	4.62%	Sep. 30, 2014
Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.74%	4.16%	Sep. 30, 2014
Principal LifeTime Hybrid 2055 Fund, R-6 [Member]	Class R-6 Return Before Taxes	9.55%	5.66%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member]
PRINCIPAL LIFETIME HYBRID 2060 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Shareholder Fees	Shareholder Fee, Other PFI Prospectus Principal LifeTime Hybrid 2060 Fund [Member] USD ($)
Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member]	none
Principal LifeTime Hybrid 2060 Fund, R-6 [Member]	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2060 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2060 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2060 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		11.51%		172.37%		11.51%		172.37%
Acquired Fund Fees and Expenses		0.44%		0.44%		0.44%		0.44%
Expenses (as a percentage of Assets)		11.95%		172.81%		11.95%		172.81%
Fee Waiver or Reimbursement		(11.46%)	[2]	(172.35%)	[2]	(11.46%)	[3]	(172.35%)	[3]
Net Expenses (as a percentage of Assets)		0.49%		0.46%		0.49%		0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Principal LifeTime Hybrid 2060 Fund [Member]		May 02, 2017 Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member]		May 02, 2017 Principal LifeTime Hybrid 2060 Fund, R-6 [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member]		Mar. 01, 2017 Principal LifeTime Hybrid 2060 Fund, R-6 [Member]
Management Fees (as a percentage of Assets)	[1]	none		none		none		none
Distribution and Service (12b-1) Fees		none		none
Other Expenses (as a percentage of Assets):		11.51%		172.37%		11.51%		172.37%
Acquired Fund Fees and Expenses		0.44%		0.44%		0.44%		0.44%
Expenses (as a percentage of Assets)		11.95%		172.81%		11.95%		172.81%
Fee Waiver or Reimbursement		(11.46%)	[2]	(172.35%)	[2]	(11.46%)	[3]	(172.35%)	[3]
Net Expenses (as a percentage of Assets)		0.49%		0.46%		0.49%		0.46%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Principal LifeTime Hybrid 2060 Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member]	50	2,377	4,392	8,325
Principal LifeTime Hybrid 2060 Fund, R-6 [Member]	47	983	1,413	1,832

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	4.59%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.25)%

Average Annual Total Returns - PFI Prospectus - Principal LifeTime Hybrid 2060 Fund [Member]	Label	1 Year	Since Inception	Inception Date
S&P Target Date 2055 Index [Member]	S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	9.94%	5.00%
S&P Target Date 2060 Plus Index [Member]	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	10.08%	5.00%
Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	9.67%	5.72%	Sep. 30, 2014
Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.78%	4.44%	Sep. 30, 2014
Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.61%	3.99%	Sep. 30, 2014
Principal LifeTime Hybrid 2060 Fund, R-6 [Member]	Class R-6 Return Before Taxes	9.66%	5.77%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | Real Estate Securities Fund [Member]
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Real Estate Securities Fund [Member]	Real Estate Securities, Class A [Member]	Real Estate Securities Fund, Class C [Member]	Real Estate Securities, Class J [Member]	Real Estate Securities Fund, Class P Shares [Member]	Real Estate Securities, Institutional Class [Member]	Real Estate Securities, Class R-1 [Member]	Real Estate Securities, Class R-2 [Member]	Real Estate Securities, Class R-3 [Member]	Real Estate Securities, Class R-4 [Member]	Real Estate Securities, Class R-5 [Member]	Real Estate Securities Fund, Class R-6 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Real Estate Securities Fund [Member]		Real Estate Securities, Class A [Member]		Real Estate Securities Fund, Class C [Member]		Real Estate Securities, Class J [Member]		Real Estate Securities Fund, Class P Shares [Member]	Real Estate Securities, Institutional Class [Member]		Real Estate Securities, Class R-1 [Member]		Real Estate Securities, Class R-2 [Member]		Real Estate Securities, Class R-3 [Member]		Real Estate Securities, Class R-4 [Member]		Real Estate Securities, Class R-5 [Member]	Real Estate Securities Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.81%		0.81%		0.81%			0.81%		0.81%		0.81%		0.81%		0.81%		0.81%	0.81%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.19%		0.26%		0.16%			0.07%		0.54%		0.46%		0.33%		0.29%		0.27%	176.25%	[2]
Expenses (as a percentage of Assets)		1.25%		2.07%		1.12%			0.88%		1.70%		1.57%		1.39%		1.20%		1.08%	177.06%
Fee Waiver or Reimbursement		none		none		none			none	[3]	none		none		none		none		none	(176.23%)	[4]
Net Expenses (as a percentage of Assets)		1.25%		2.07%		1.12%			0.88%		1.70%		1.57%		1.39%		1.20%		1.08%	0.83%
Management Fees (as a percentage of Assets)		0.81%		0.81%		0.81%		0.81%	0.81%		0.81%		0.81%		0.81%		0.81%		0.81%	0.81%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1],[2]	0.19%		0.26%		0.16%		0.15%	0.07%		0.54%		0.46%		0.33%		0.29%		0.27%	176.25%
Expenses (as a percentage of Assets)		1.25%		2.07%		1.12%		0.96%	0.88%		1.70%		1.57%		1.39%		1.20%		1.08%	177.06%
Fee Waiver or Reimbursement	[5]							none												(176.09%)
Net Expenses (as a percentage of Assets)		1.25%		2.07%		1.12%		0.96%	0.88%		1.70%		1.57%		1.39%		1.20%		1.08%	0.97%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.97% for Class R-6 shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Real Estate Securities Fund [Member]		Real Estate Securities, Class A [Member]		Real Estate Securities Fund, Class C [Member]		Real Estate Securities, Class J [Member]		Real Estate Securities Fund, Class P Shares [Member]	Real Estate Securities, Institutional Class [Member]		Real Estate Securities, Class R-1 [Member]		Real Estate Securities, Class R-2 [Member]		Real Estate Securities, Class R-3 [Member]		Real Estate Securities, Class R-4 [Member]		Real Estate Securities, Class R-5 [Member]	Real Estate Securities Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.81%		0.81%		0.81%			0.81%		0.81%		0.81%		0.81%		0.81%		0.81%	0.81%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.19%		0.26%		0.16%			0.07%		0.54%		0.46%		0.33%		0.29%		0.27%	176.25%	[2]
Expenses (as a percentage of Assets)		1.25%		2.07%		1.12%			0.88%		1.70%		1.57%		1.39%		1.20%		1.08%	177.06%
Fee Waiver or Reimbursement		none		none		none			none	[3]	none		none		none		none		none	(176.23%)	[4]
Net Expenses (as a percentage of Assets)		1.25%		2.07%		1.12%			0.88%		1.70%		1.57%		1.39%		1.20%		1.08%	0.83%
Management Fees (as a percentage of Assets)		0.81%		0.81%		0.81%		0.81%	0.81%		0.81%		0.81%		0.81%		0.81%		0.81%	0.81%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1],[2]	0.19%		0.26%		0.16%		0.15%	0.07%		0.54%		0.46%		0.33%		0.29%		0.27%	176.25%
Expenses (as a percentage of Assets)		1.25%		2.07%		1.12%		0.96%	0.88%		1.70%		1.57%		1.39%		1.20%		1.08%	177.06%
Fee Waiver or Reimbursement	[5]							none												(176.09%)
Net Expenses (as a percentage of Assets)		1.25%		2.07%		1.12%		0.96%	0.88%		1.70%		1.57%		1.39%		1.20%		1.08%	0.97%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.97% for Class R-6 shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Real Estate Securities Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Real Estate Securities, Class A [Member]	670	925	1,199	1,978	670	925	1,199	1,978
Real Estate Securities Fund, Class C [Member]	310	649	1,114	2,400	310	649	1,114	2,400
Real Estate Securities, Class J [Member]	214	356	617	1,363	214	356	617	1,363
Real Estate Securities Fund, Class P Shares [Member]					98	306	531	1,178
Real Estate Securities, Institutional Class [Member]	90	281	488	1,084	90	281	488	1,084
Real Estate Securities, Class R-1 [Member]	173	536	923	2,009	173	536	923	2,009
Real Estate Securities, Class R-2 [Member]	160	496	855	1,867	160	496	855	1,867
Real Estate Securities, Class R-3 [Member]	142	440	761	1,669	142	440	761	1,669
Real Estate Securities, Class R-4 [Member]	122	381	660	1,455	122	381	660	1,455
Real Estate Securities, Class R-5 [Member]	110	343	595	1,317	110	343	595	1,317
Real Estate Securities Fund, Class R-6 [Member]	85	805	1,178	1,661	99	818	1,191	1,673

Expense Example - PFI Prospectus - Real Estate Securities Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Real Estate Securities, Class A [Member]	670	925	1,199	1,978	670	925	1,199	1,978
Real Estate Securities Fund, Class C [Member]	310	649	1,114	2,400	310	649	1,114	2,400
Real Estate Securities, Class J [Member]	214	356	617	1,363	214	356	617	1,363
Real Estate Securities Fund, Class P Shares [Member]					98	306	531	1,178
Real Estate Securities, Institutional Class [Member]	90	281	488	1,084	90	281	488	1,084
Real Estate Securities, Class R-1 [Member]	173	536	923	2,009	173	536	923	2,009
Real Estate Securities, Class R-2 [Member]	160	496	855	1,867	160	496	855	1,867
Real Estate Securities, Class R-3 [Member]	142	440	761	1,669	142	440	761	1,669
Real Estate Securities, Class R-4 [Member]	122	381	660	1,455	122	381	660	1,455
Real Estate Securities, Class R-5 [Member]	110	343	595	1,317	110	343	595	1,317
Real Estate Securities Fund, Class R-6 [Member]	85	805	1,178	1,661	99	818	1,191	1,673

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Real Estate Securities Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Real Estate Securities Fund, Class C [Member]	210	649	1,114	2,400
Real Estate Securities, Class J [Member]	114	356	617	1,363
Real Estate Securities Fund, Class C [Member]	210	649	1,114	2,400
Real Estate Securities, Class J [Member]	114	356	617	1,363

Expense Example, No Redemption - PFI Prospectus - Real Estate Securities Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Real Estate Securities Fund, Class C [Member]	210	649	1,114	2,400
Real Estate Securities, Class J [Member]	114	356	617	1,363
Real Estate Securities Fund, Class C [Member]	210	649	1,114	2,400
Real Estate Securities, Class J [Member]	114	356	617	1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund invests in value equity securities, an investment strategy that emphasizes buying securities that appear to be undervalued.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), Class P shares (September 27, 2010), and Class R-6 shares (November 22, 2016), the performance shown in the table for Classes C, P, and R-6 shares is based on the performance of the Fund's R-3 Class shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	33.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(33.89)%

Average Annual Total Returns - PFI Prospectus - Real Estate Securities Fund [Member]	Label	1 Year	5 Years	10 Years
MSCI US REIT Index [Member]	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	8.60%	11.86%	4.96%
Real Estate Securities, Class A [Member]	Class A Return Before Taxes	(0.31%)	10.50%	4.60%
Real Estate Securities, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.45%)	8.76%	3.07%
Real Estate Securities, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.38%	7.87%	3.23%
Real Estate Securities Fund, Class C [Member]	Class C Return Before Taxes	3.65%	10.86%	4.40%
Real Estate Securities, Class J [Member]	Class J Return Before Taxes	4.59%	11.83%	5.15%
Real Estate Securities Fund, Class P Shares [Member]	Class P Return Before Taxes	5.80%	12.12%	5.37%
Real Estate Securities, Institutional Class [Member]	Institutional Class Return Before Taxes	5.93%	12.24%	5.67%
Real Estate Securities, Class R-1 [Member]	Class R-1 Return Before Taxes	5.03%	11.31%	4.78%
Real Estate Securities, Class R-2 [Member]	Class R-2 Return Before Taxes	5.17%	11.45%	4.91%
Real Estate Securities, Class R-3 [Member]	Class R-3 Return Before Taxes	5.35%	11.66%	5.10%
Real Estate Securities, Class R-4 [Member]	Class R-4 Return Before Taxes	5.58%	11.87%	5.30%
Real Estate Securities, Class R-5 [Member]	Class R-5 Return Before Taxes	5.68%	12.01%	5.43%
Real Estate Securities Fund, Class R-6 [Member]	Class R-6 Return Before Taxes	5.41%	11.67%	5.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Strategic Asset Management Balanced Portfolio [Member]	SAM Balanced Fund, Class A [Member]	SAM Balanced Fund, Class C [Member]	SAM Balanced Fund, Class J [Member]	SAM Balanced Fund, Class P [Member]	SAM Balanced Fund, Institutional Class [Member]	SAM Balanced Fund, Class R-1 [Member]	SAM Balanced Fund, Class R-2 [Member]	SAM Balanced Fund, Class R-3 [Member]	SAM Balanced Fund, Class R-4 [Member]	SAM Balanced Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Balanced Portfolio [Member]		SAM Balanced Fund, Class A [Member]		SAM Balanced Fund, Class C [Member]		SAM Balanced Fund, Class J [Member]		SAM Balanced Fund, Class P [Member]	SAM Balanced Fund, Institutional Class [Member]		SAM Balanced Fund, Class R-1 [Member]		SAM Balanced Fund, Class R-2 [Member]		SAM Balanced Fund, Class R-3 [Member]		SAM Balanced Fund, Class R-4 [Member]		SAM Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%			0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.09%		0.05%			none		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.74%		0.74%		0.74%			0.74%		0.74%		0.74%		0.74%		0.74%		0.74%
Expenses (as a percentage of Assets)		1.37%		2.11%		1.22%			1.02%		1.90%		1.77%		1.59%		1.40%		1.28%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.37%		2.11%		1.22%			1.02%		1.90%		1.77%		1.59%		1.40%		1.28%
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.09%		0.05%		0.34%	none		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.74%		0.74%		0.74%		0.74%	0.74%		0.74%		0.74%		0.74%		0.74%		0.74%
Expenses (as a percentage of Assets)		1.37%		2.11%		1.22%		1.36%	1.02%		1.90%		1.77%		1.59%		1.40%		1.28%
Fee Waiver or Reimbursement	[3]							(0.14%)
Net Expenses (as a percentage of Assets)		1.37%		2.11%		1.22%		1.22%	1.02%		1.90%		1.77%		1.59%		1.40%		1.28%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.28% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Balanced Portfolio [Member]		SAM Balanced Fund, Class A [Member]		SAM Balanced Fund, Class C [Member]		SAM Balanced Fund, Class J [Member]		SAM Balanced Fund, Class P [Member]	SAM Balanced Fund, Institutional Class [Member]		SAM Balanced Fund, Class R-1 [Member]		SAM Balanced Fund, Class R-2 [Member]		SAM Balanced Fund, Class R-3 [Member]		SAM Balanced Fund, Class R-4 [Member]		SAM Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%			0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.09%		0.05%			none		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.74%		0.74%		0.74%			0.74%		0.74%		0.74%		0.74%		0.74%		0.74%
Expenses (as a percentage of Assets)		1.37%		2.11%		1.22%			1.02%		1.90%		1.77%		1.59%		1.40%		1.28%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.37%		2.11%		1.22%			1.02%		1.90%		1.77%		1.59%		1.40%		1.28%
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.09%		0.05%		0.34%	none		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.74%		0.74%		0.74%		0.74%	0.74%		0.74%		0.74%		0.74%		0.74%		0.74%
Expenses (as a percentage of Assets)		1.37%		2.11%		1.22%		1.36%	1.02%		1.90%		1.77%		1.59%		1.40%		1.28%
Fee Waiver or Reimbursement	[3]							(0.14%)
Net Expenses (as a percentage of Assets)		1.37%		2.11%		1.22%		1.22%	1.02%		1.90%		1.77%		1.59%		1.40%		1.28%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.28% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Strategic Asset Management Balanced Portfolio [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SAM Balanced Fund, Class A [Member]	682	960	1,259	2,106	682	960	1,259	2,106
SAM Balanced Fund, Class C [Member]	314	661	1,134	2,441	314	661	1,134	2,441
SAM Balanced Fund, Class J [Member]	224	387	670	1,477	224	387	670	1,477
SAM Balanced Fund, Class P [Member]					124	417	731	1,623
SAM Balanced Fund, Institutional Class [Member]	104	325	563	1,248	104	325	563	1,248
SAM Balanced Fund, Class R-1 [Member]	193	597	1,026	2,222	193	597	1,026	2,222
SAM Balanced Fund, Class R-2 [Member]	180	557	959	2,084	180	557	959	2,084
SAM Balanced Fund, Class R-3 [Member]	162	502	866	1,889	162	502	866	1,889
SAM Balanced Fund, Class R-4 [Member]	143	443	766	1,680	143	443	766	1,680
SAM Balanced Fund, Class R-5 [Member]	130	406	702	1,545	130	406	702	1,545

Expense Example - PFI Prospectus - Strategic Asset Management Balanced Portfolio [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SAM Balanced Fund, Class A [Member]	682	960	1,259	2,106	682	960	1,259	2,106
SAM Balanced Fund, Class C [Member]	314	661	1,134	2,441	314	661	1,134	2,441
SAM Balanced Fund, Class J [Member]	224	387	670	1,477	224	387	670	1,477
SAM Balanced Fund, Class P [Member]					124	417	731	1,623
SAM Balanced Fund, Institutional Class [Member]	104	325	563	1,248	104	325	563	1,248
SAM Balanced Fund, Class R-1 [Member]	193	597	1,026	2,222	193	597	1,026	2,222
SAM Balanced Fund, Class R-2 [Member]	180	557	959	2,084	180	557	959	2,084
SAM Balanced Fund, Class R-3 [Member]	162	502	866	1,889	162	502	866	1,889
SAM Balanced Fund, Class R-4 [Member]	143	443	766	1,680	143	443	766	1,680
SAM Balanced Fund, Class R-5 [Member]	130	406	702	1,545	130	406	702	1,545

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Balanced Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Balanced Fund, Class C [Member]	214	661	1,134	2,441
SAM Balanced Fund, Class J [Member]	124	387	670	1,477
SAM Balanced Fund, Class C [Member]	214	661	1,134	2,441
SAM Balanced Fund, Class J [Member]	124	387	670	1,477

Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Balanced Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Balanced Fund, Class C [Member]	214	661	1,134	2,441
SAM Balanced Fund, Class J [Member]	124	387	670	1,477
SAM Balanced Fund, Class C [Member]	214	661	1,134	2,441
SAM Balanced Fund, Class J [Member]	124	387	670	1,477

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 17.1% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the SAM Portfolio generally categorizes the Underlying Fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The diversification of the SAM Portfolio is designed to moderate overall price volatility.
The Portfolio:

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such fixed-income funds generally invest in fixed income instruments such as real estate securities, mortgage-backed securities and other securitized products, government and government-sponsored securities, and corporate bonds;

•
Generally invests between 40% and 80% of its assets in equity funds that invest in small, medium, and large market capitalization domestic and foreign companies with growth and/or value characteristics, and less than 30% in any one equity fund; and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Such specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies.

The SAM Portfolio may temporarily exceed the applicable percentage ranges for short periods and may alter the percentage ranges when it deems appropriate.

Principal Risks

The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Portfolio that are inherent in the fund of funds are:
Fund of Funds Risk. Portfolio shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Portfolio invests ("underlying funds"). The Portfolio's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Portfolio's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Portfolio entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Portfolio assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.
For periods prior to the inception date of Classes J, Institutional, R-1, R-2, R-3, R-4, and R-5 shares (January 16, 2007) and Class P shares (August 24, 2015), the performance shown in the table for Classes J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 shares is based on the performance of the Portfolio's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where the adjustments for fees and expenses result in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(14.46)%

Average Annual Total Returns - PFI Prospectus - Strategic Asset Management Balanced Portfolio [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Aggregate Bond Index [Member]	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
MSCI EAFE NR Index [Member]	MSCI EAFE Index NR (reflects no deduction for fees, expenses, or taxes)	1.00%	6.53%	0.75%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	12.74%	14.67%	7.07%
SAM Balanced Blended Index [Member]	SAM Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	7.04%	8.54%	5.40%
SAM Balanced Fund, Class A [Member]	Class A Return Before Taxes	0.49%	6.76%	4.55%
SAM Balanced Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(0.44%)	5.57%	3.38%
SAM Balanced Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.87%	5.11%	3.37%
SAM Balanced Fund, Class C [Member]	Class C Return Before Taxes	4.47%	7.17%	4.36%
SAM Balanced Fund, Class J [Member]	Class J Return Before Taxes	5.47%	8.06%	4.99%
SAM Balanced Fund, Class P [Member]	Class P Return Before Taxes	6.51%	8.04%	5.17%
SAM Balanced Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	6.70%	8.35%	5.49%
SAM Balanced Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	5.78%	7.41%	4.58%
SAM Balanced Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	5.87%	7.54%	4.71%
SAM Balanced Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	6.04%	7.73%	4.90%
SAM Balanced Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	6.23%	7.94%	5.10%
SAM Balanced Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	6.38%	8.08%	5.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index NR. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio [Member]	SAM Conservative Balanced Fund, Class A [Member]	SAM Conservative Balanced Fund, Class C [Member]	SAM Conservative Balanced Fund, Class J [Member]	SAM Conservative Balanced Fund, Class P [Member]	SAM Conservative Balanced Fund, Institutional Class [Member]	SAM Conservative Balanced Fund, Class R-1 [Member]	SAM Conservative Balanced Fund, Class R-2 [Member]	SAM Conservative Balanced Fund, Class R-3 [Member]	SAM Conservative Balanced Fund, Class R-4 [Member]	SAM Conservative Balanced Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio [Member]		SAM Conservative Balanced Fund, Class A [Member]		SAM Conservative Balanced Fund, Class C [Member]		SAM Conservative Balanced Fund, Class J [Member]		SAM Conservative Balanced Fund, Class P [Member]	SAM Conservative Balanced Fund, Institutional Class [Member]		SAM Conservative Balanced Fund, Class R-1 [Member]		SAM Conservative Balanced Fund, Class R-2 [Member]		SAM Conservative Balanced Fund, Class R-3 [Member]		SAM Conservative Balanced Fund, Class R-4 [Member]		SAM Conservative Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%			0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.10%		0.05%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.68%		0.68%		0.68%			0.68%		0.68%		0.68%		0.68%		0.68%		0.68%
Expenses (as a percentage of Assets)		1.31%		2.06%		1.16%			0.97%		1.84%		1.71%		1.53%		1.34%		1.22%
Fee Waiver or Reimbursement		none	[2]	none	[2]	none	[2]		none	[3]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.31%		2.06%		1.16%			0.97%		1.84%		1.71%		1.53%		1.34%		1.22%
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.10%		0.05%		0.72%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.68%		0.68%		0.68%		0.68%	0.68%		0.68%		0.68%		0.68%		0.68%		0.68%
Expenses (as a percentage of Assets)		1.31%		2.06%		1.16%		1.68%	0.97%		1.84%		1.71%		1.53%		1.34%		1.22%
Fee Waiver or Reimbursement	[4]	none		none		none		(0.52%)
Net Expenses (as a percentage of Assets)		1.31%		2.06%		1.16%		1.16%	0.97%		1.84%		1.71%		1.53%		1.34%		1.22%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.63% for Class A, 1.38% for Class C, and 0.63% for Class J shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.63% for Class A, 1.38% for Class C, and 0.63% for Class J shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio [Member]		SAM Conservative Balanced Fund, Class A [Member]		SAM Conservative Balanced Fund, Class C [Member]		SAM Conservative Balanced Fund, Class J [Member]		SAM Conservative Balanced Fund, Class P [Member]	SAM Conservative Balanced Fund, Institutional Class [Member]		SAM Conservative Balanced Fund, Class R-1 [Member]		SAM Conservative Balanced Fund, Class R-2 [Member]		SAM Conservative Balanced Fund, Class R-3 [Member]		SAM Conservative Balanced Fund, Class R-4 [Member]		SAM Conservative Balanced Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%			0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.10%		0.05%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.68%		0.68%		0.68%			0.68%		0.68%		0.68%		0.68%		0.68%		0.68%
Expenses (as a percentage of Assets)		1.31%		2.06%		1.16%			0.97%		1.84%		1.71%		1.53%		1.34%		1.22%
Fee Waiver or Reimbursement		none	[2]	none	[2]	none	[2]		none	[3]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.31%		2.06%		1.16%			0.97%		1.84%		1.71%		1.53%		1.34%		1.22%
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.10%		0.05%		0.72%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.68%		0.68%		0.68%		0.68%	0.68%		0.68%		0.68%		0.68%		0.68%		0.68%
Expenses (as a percentage of Assets)		1.31%		2.06%		1.16%		1.68%	0.97%		1.84%		1.71%		1.53%		1.34%		1.22%
Fee Waiver or Reimbursement	[4]	none		none		none		(0.52%)
Net Expenses (as a percentage of Assets)		1.31%		2.06%		1.16%		1.16%	0.97%		1.84%		1.71%		1.53%		1.34%		1.22%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.63% for Class A, 1.38% for Class C, and 0.63% for Class J shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.63% for Class A, 1.38% for Class C, and 0.63% for Class J shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SAM Conservative Balanced Fund, Class A [Member]	676	942	1,229	2,042	676	942	1,229	2,042
SAM Conservative Balanced Fund, Class C [Member]	309	646	1,108	2,390	309	646	1,108	2,390
SAM Conservative Balanced Fund, Class J [Member]	218	368	638	1,409	218	368	638	1,409
SAM Conservative Balanced Fund, Class P [Member]					118	479	864	1,944
SAM Conservative Balanced Fund, Institutional Class [Member]	99	309	536	1,190	99	309	536	1,190
SAM Conservative Balanced Fund, Class R-1 [Member]	187	579	995	2,159	187	579	995	2,159
SAM Conservative Balanced Fund, Class R-2 [Member]	174	539	928	2,019	174	539	928	2,019
SAM Conservative Balanced Fund, Class R-3 [Member]	156	483	834	1,824	156	483	834	1,824
SAM Conservative Balanced Fund, Class R-4 [Member]	136	425	734	1,613	136	425	734	1,613
SAM Conservative Balanced Fund, Class R-5 [Member]	124	387	670	1,477	124	387	670	1,477

Expense Example - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SAM Conservative Balanced Fund, Class A [Member]	676	942	1,229	2,042	676	942	1,229	2,042
SAM Conservative Balanced Fund, Class C [Member]	309	646	1,108	2,390	309	646	1,108	2,390
SAM Conservative Balanced Fund, Class J [Member]	218	368	638	1,409	218	368	638	1,409
SAM Conservative Balanced Fund, Class P [Member]					118	479	864	1,944
SAM Conservative Balanced Fund, Institutional Class [Member]	99	309	536	1,190	99	309	536	1,190
SAM Conservative Balanced Fund, Class R-1 [Member]	187	579	995	2,159	187	579	995	2,159
SAM Conservative Balanced Fund, Class R-2 [Member]	174	539	928	2,019	174	539	928	2,019
SAM Conservative Balanced Fund, Class R-3 [Member]	156	483	834	1,824	156	483	834	1,824
SAM Conservative Balanced Fund, Class R-4 [Member]	136	425	734	1,613	136	425	734	1,613
SAM Conservative Balanced Fund, Class R-5 [Member]	124	387	670	1,477	124	387	670	1,477

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Conservative Balanced Fund, Class C [Member]	209	646	1,108	2,390
SAM Conservative Balanced Fund, Class J [Member]	118	368	638	1,409
SAM Conservative Balanced Fund, Class C [Member]	209	646	1,108	2,390
SAM Conservative Balanced Fund, Class J [Member]	118	368	638	1,409

Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Conservative Balanced Fund, Class C [Member]	209	646	1,108	2,390
SAM Conservative Balanced Fund, Class J [Member]	118	368	638	1,409
SAM Conservative Balanced Fund, Class C [Member]	209	646	1,108	2,390
SAM Conservative Balanced Fund, Class J [Member]	118	368	638	1,409

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 17.3% of the average value of its portfolio.

Principal Investment Strategies

Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The diversification of the SAM Portfolio is designed to moderate overall price volatility.
The Portfolio:

•
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such fixed-income funds generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities and other securitized products, government and government-sponsored securities, and corporate bonds;

•
Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund; such equity funds generally invest in domestic and foreign equity securities regardless of market capitalization (small, medium or large) and style (growth or value); and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies.

The SAM Portfolio may temporarily exceed these percentage ranges for short periods and may alter the percentage ranges when it deems appropriate.

Principal Risks

The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Portfolio that are inherent in the fund of funds are:
Fund of Funds Risk. Portfolio shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Portfolio invests ("underlying funds"). The Portfolio's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Portfolio's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Portfolio entails potential conflicts of interest: the Portfolio invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Portfolio assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.
For periods prior to the inception date of Classes J, Institutional, R-1, R-2, R-3, R-4, and R-5 shares (January 16, 2007) and Class P shares (August 24, 2015), the performance shown in the table for Classes J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 shares is based on the performance of the Portfolio's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	11.55%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(9.94)%

Average Annual Total Returns - PFI Prospectus - Strategic Asset Management Conservative Balanced Portfolio [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Aggregate Bond Index [Member]	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
MSCI EAFE NR Index [Member]	MSCI EAFE Index NR (reflects no deduction for fees, expenses, or taxes)	1.00%	6.53%	0.75%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	12.74%	14.67%	7.07%
SAM Conservative Balanced Blended Index [Member]	SAM Conservative Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	5.62%	6.45%	5.16%
SAM Conservative Balanced Fund, Class A [Member]	Class A Return Before Taxes	0.05%	5.13%	4.39%
SAM Conservative Balanced Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(0.94%)	3.87%	3.12%
SAM Conservative Balanced Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.38%	3.67%	3.10%
SAM Conservative Balanced Fund, Class C [Member]	Class C Return Before Taxes	4.09%	5.53%	4.21%
SAM Conservative Balanced Fund, Class J [Member]	Class J Return Before Taxes	5.03%	6.36%	4.90%
SAM Conservative Balanced Fund, Class P [Member]	Class P Return Before Taxes	6.02%	6.36%	5.00%
SAM Conservative Balanced Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	6.20%	6.66%	5.32%
SAM Conservative Balanced Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	5.29%	5.74%	4.42%
SAM Conservative Balanced Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	5.46%	5.88%	4.56%
SAM Conservative Balanced Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	5.61%	6.06%	4.75%
SAM Conservative Balanced Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.82%	6.26%	4.94%
SAM Conservative Balanced Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.95%	6.39%	5.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE Index NR. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio [Member]	SAM Conservative Growth Fund, Class A [Member]	SAM Conservative Growth Fund, Class C [Member]	SAM Conservative Growth Fund, Class J [Member]	SAM Conservative Growth Fund, Class P [Member]	SAM Conservative Growth Fund, Institutional Class [Member]	SAM Conservative Growth Fund, Class R-1 [Member]	SAM Conservative Growth Fund, Class R-2 [Member]	SAM Conservative Growth Fund, Class R-3 [Member]	SAM Conservative Growth Fund, Class R-4 [Member]	SAM Conservative Growth Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio [Member]		SAM Conservative Growth Fund, Class A [Member]		SAM Conservative Growth Fund, Class C [Member]		SAM Conservative Growth Fund, Class J [Member]		SAM Conservative Growth Fund, Class P [Member]	SAM Conservative Growth Fund, Institutional Class [Member]		SAM Conservative Growth Fund, Class R-1 [Member]		SAM Conservative Growth Fund, Class R-2 [Member]		SAM Conservative Growth Fund, Class R-3 [Member]		SAM Conservative Growth Fund, Class R-4 [Member]		SAM Conservative Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%			0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.11%		0.06%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.79%		0.79%		0.79%			0.79%		0.79%		0.79%		0.79%		0.79%		0.79%
Expenses (as a percentage of Assets)		1.42%		2.18%		1.28%			1.08%		1.95%		1.82%		1.64%		1.45%		1.33%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.42%		2.18%		1.28%			1.08%		1.95%		1.82%		1.64%		1.45%		1.33%
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.11%		0.06%		0.41%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.79%		0.79%		0.79%		0.79%	0.79%		0.79%		0.79%		0.79%		0.79%		0.79%
Expenses (as a percentage of Assets)		1.42%		2.18%		1.28%		1.48%	1.08%		1.95%		1.82%		1.64%		1.45%		1.33%
Fee Waiver or Reimbursement	[3]							(0.34%)
Net Expenses (as a percentage of Assets)		1.42%		2.18%		1.28%		1.14%	1.08%		1.95%		1.82%		1.64%		1.45%		1.33%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.35% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio [Member]		SAM Conservative Growth Fund, Class A [Member]		SAM Conservative Growth Fund, Class C [Member]		SAM Conservative Growth Fund, Class J [Member]		SAM Conservative Growth Fund, Class P [Member]	SAM Conservative Growth Fund, Institutional Class [Member]		SAM Conservative Growth Fund, Class R-1 [Member]		SAM Conservative Growth Fund, Class R-2 [Member]		SAM Conservative Growth Fund, Class R-3 [Member]		SAM Conservative Growth Fund, Class R-4 [Member]		SAM Conservative Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%			0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.11%		0.06%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.79%		0.79%		0.79%			0.79%		0.79%		0.79%		0.79%		0.79%		0.79%
Expenses (as a percentage of Assets)		1.42%		2.18%		1.28%			1.08%		1.95%		1.82%		1.64%		1.45%		1.33%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.42%		2.18%		1.28%			1.08%		1.95%		1.82%		1.64%		1.45%		1.33%
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.10%		0.11%		0.06%		0.41%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.79%		0.79%		0.79%		0.79%	0.79%		0.79%		0.79%		0.79%		0.79%		0.79%
Expenses (as a percentage of Assets)		1.42%		2.18%		1.28%		1.48%	1.08%		1.95%		1.82%		1.64%		1.45%		1.33%
Fee Waiver or Reimbursement	[3]							(0.34%)
Net Expenses (as a percentage of Assets)		1.42%		2.18%		1.28%		1.14%	1.08%		1.95%		1.82%		1.64%		1.45%		1.33%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.35% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SAM Conservative Growth Fund, Class A [Member]	687	975	1,284	2,158	687	975	1,284	2,158
SAM Conservative Growth Fund, Class C [Member]	321	682	1,169	2,513	321	682	1,169	2,513
SAM Conservative Growth Fund, Class J [Member]	230	406	702	1,545	230	406	702	1,545
SAM Conservative Growth Fund, Class P [Member]					116	435	776	1,739
SAM Conservative Growth Fund, Institutional Class [Member]	110	343	595	1,317	110	343	595	1,317
SAM Conservative Growth Fund, Class R-1 [Member]	198	612	1,052	2,275	198	612	1,052	2,275
SAM Conservative Growth Fund, Class R-2 [Member]	185	573	985	2,137	185	573	985	2,137
SAM Conservative Growth Fund, Class R-3 [Member]	167	517	892	1,944	167	517	892	1,944
SAM Conservative Growth Fund, Class R-4 [Member]	148	459	792	1,735	148	459	792	1,735
SAM Conservative Growth Fund, Class R-5 [Member]	135	421	729	1,601	135	421	729	1,601

Expense Example - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SAM Conservative Growth Fund, Class A [Member]	687	975	1,284	2,158	687	975	1,284	2,158
SAM Conservative Growth Fund, Class C [Member]	321	682	1,169	2,513	321	682	1,169	2,513
SAM Conservative Growth Fund, Class J [Member]	230	406	702	1,545	230	406	702	1,545
SAM Conservative Growth Fund, Class P [Member]					116	435	776	1,739
SAM Conservative Growth Fund, Institutional Class [Member]	110	343	595	1,317	110	343	595	1,317
SAM Conservative Growth Fund, Class R-1 [Member]	198	612	1,052	2,275	198	612	1,052	2,275
SAM Conservative Growth Fund, Class R-2 [Member]	185	573	985	2,137	185	573	985	2,137
SAM Conservative Growth Fund, Class R-3 [Member]	167	517	892	1,944	167	517	892	1,944
SAM Conservative Growth Fund, Class R-4 [Member]	148	459	792	1,735	148	459	792	1,735
SAM Conservative Growth Fund, Class R-5 [Member]	135	421	729	1,601	135	421	729	1,601

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Conservative Growth Fund, Class C [Member]	221	682	1,169	2,513
SAM Conservative Growth Fund, Class J [Member]	130	406	702	1,545
SAM Conservative Growth Fund, Class C [Member]	221	682	1,169	2,513
SAM Conservative Growth Fund, Class J [Member]	130	406	702	1,545

Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Conservative Growth Fund, Class C [Member]	221	682	1,169	2,513
SAM Conservative Growth Fund, Class J [Member]	130	406	702	1,545
SAM Conservative Growth Fund, Class C [Member]	221	682	1,169	2,513
SAM Conservative Growth Fund, Class J [Member]	130	406	702	1,545

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.4% of the average value of its portfolio.

Principal Investment Strategies

Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The diversification of the SAM Portfolio is designed to moderate overall price volatility.
The Portfolio:

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund; such fixed-income funds generally invest in fixed-income instruments such as government and government-sponsored securities and corporate bonds;

•
Generally invests between 60% and 100% of its assets in equity funds that invest in small, medium, and large market capitalization domestic and foreign companies with growth and/or value characteristics, and less than 40% in any one equity fund; and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies.

The SAM Portfolio may temporarily exceed the applicable percentage ranges for short periods and may alter the percentage ranges when it deems appropriate.

Principal Risks

The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Portfolio that are inherent in the fund of funds are:
Fund of Funds Risk. Portfolio shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Portfolio invests ("underlying funds"). The Portfolio's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Portfolio's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Portfolio entails potential conflicts of interest: the Portfolio invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Portfolio assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.
For periods prior to the inception date of Classes J, Institutional, R-1, R-2, R-3, R-4, and R-5 shares (January 16, 2007) and Class P shares (August 24, 2015), the performance shown in the table for Classes J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 shares is based on the performance of the Portfolio's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.58%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(19.14)%

Average Annual Total Returns - PFI Prospectus - Strategic Asset Management Conservative Growth Portfolio [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Aggregate Bond Index [Member]	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
MSCI EAFE NR Index [Member]	MSCI EAFE Index NR (reflects no deduction for fees, expenses, or taxes)	1.00%	6.53%	0.75%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	12.74%	14.67%	7.07%
SAM Conservative Growth Blended Index [Member]	SAM Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	8.42%	10.60%	5.52%
SAM Conservative Growth Fund, Class A [Member]	Class A Return Before Taxes	0.70%	8.10%	4.31%
SAM Conservative Growth Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(0.04%)	6.94%	3.33%
SAM Conservative Growth Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	1.07%	6.28%	3.35%
SAM Conservative Growth Fund, Class C [Member]	Class C Return Before Taxes	4.72%	8.51%	4.12%
SAM Conservative Growth Fund, Class J [Member]	Class J Return Before Taxes	5.66%	9.40%	4.84%
SAM Conservative Growth Fund, Class P [Member]	Class P Return Before Taxes	6.80%	9.41%	4.94%
SAM Conservative Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	6.91%	9.71%	5.27%
SAM Conservative Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	5.89%	8.76%	4.36%
SAM Conservative Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	6.13%	8.90%	4.50%
SAM Conservative Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	6.28%	9.09%	4.68%
SAM Conservative Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	6.51%	9.31%	4.89%
SAM Conservative Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	6.64%	9.44%	5.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NR. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio [Member]	SAM Flexible Income Fund, Class A [Member]	SAM Flexible Income Fund, Class C [Member]	SAM Flexible Income Fund, Class J [Member]	SAM Flexible Income Fund, Class P [Member]	SAM Flexible Income Fund, Institutional Class [Member]	SAM Flexible Income Fund, Class R-1 [Member]	SAM Flexible Income Fund, Class R-2 [Member]	SAM Flexible Income Fund, Class R-3 [Member]	SAM Flexible Income Fund, Class R-4 [Member]	SAM Flexible Income Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio [Member]		SAM Flexible Income Fund, Class A [Member]		SAM Flexible Income Fund, Class C [Member]		SAM Flexible Income Fund, Class J [Member]		SAM Flexible Income Fund, Class P [Member]	SAM Flexible Income Fund, Institutional Class [Member]		SAM Flexible Income Fund, Class R-1 [Member]		SAM Flexible Income Fund, Class R-2 [Member]		SAM Flexible Income Fund, Class R-3 [Member]		SAM Flexible Income Fund, Class R-4 [Member]		SAM Flexible Income Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%			0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.08%		0.10%		0.06%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.57%		0.57%		0.57%			0.57%		0.57%		0.57%		0.57%		0.57%		0.57%
Expenses (as a percentage of Assets)		1.18%		1.95%		1.06%			0.86%		1.73%		1.60%		1.42%		1.23%		1.11%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.18%		1.95%		1.06%			0.86%		1.73%		1.60%		1.42%		1.23%		1.11%
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.08%		0.10%		0.06%		0.24%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.57%		0.57%		0.57%		0.57%	0.57%		0.57%		0.57%		0.57%		0.57%		0.57%
Expenses (as a percentage of Assets)		1.18%		1.95%		1.06%		1.09%	0.86%		1.73%		1.60%		1.42%		1.23%		1.11%
Fee Waiver or Reimbursement	[3]							(0.04%)
Net Expenses (as a percentage of Assets)		1.18%		1.95%		1.06%		1.05%	0.86%		1.73%		1.60%		1.42%		1.23%		1.11%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio [Member]		SAM Flexible Income Fund, Class A [Member]		SAM Flexible Income Fund, Class C [Member]		SAM Flexible Income Fund, Class J [Member]		SAM Flexible Income Fund, Class P [Member]	SAM Flexible Income Fund, Institutional Class [Member]		SAM Flexible Income Fund, Class R-1 [Member]		SAM Flexible Income Fund, Class R-2 [Member]		SAM Flexible Income Fund, Class R-3 [Member]		SAM Flexible Income Fund, Class R-4 [Member]		SAM Flexible Income Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%			0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.08%		0.10%		0.06%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.57%		0.57%		0.57%			0.57%		0.57%		0.57%		0.57%		0.57%		0.57%
Expenses (as a percentage of Assets)		1.18%		1.95%		1.06%			0.86%		1.73%		1.60%		1.42%		1.23%		1.11%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.18%		1.95%		1.06%			0.86%		1.73%		1.60%		1.42%		1.23%		1.11%
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.08%		0.10%		0.06%		0.24%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.57%		0.57%		0.57%		0.57%	0.57%		0.57%		0.57%		0.57%		0.57%		0.57%
Expenses (as a percentage of Assets)		1.18%		1.95%		1.06%		1.09%	0.86%		1.73%		1.60%		1.42%		1.23%		1.11%
Fee Waiver or Reimbursement	[3]							(0.04%)
Net Expenses (as a percentage of Assets)		1.18%		1.95%		1.06%		1.05%	0.86%		1.73%		1.60%		1.42%		1.23%		1.11%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SAM Flexible Income Fund, Class A [Member]	491	736	1,000	1,753	491	736	1,000	1,753
SAM Flexible Income Fund, Class C [Member]	298	612	1,052	2,275	298	612	1,052	2,275
SAM Flexible Income Fund, Class J [Member]	208	337	585	1,294	208	337	585	1,294
SAM Flexible Income Fund, Class P [Member]					107	343	597	1,325
SAM Flexible Income Fund, Institutional Class [Member]	88	274	477	1,061	88	274	477	1,061
SAM Flexible Income Fund, Class R-1 [Member]	176	545	939	2,041	176	545	939	2,041
SAM Flexible Income Fund, Class R-2 [Member]	163	505	871	1,900	163	505	871	1,900
SAM Flexible Income Fund, Class R-3 [Member]	145	449	776	1,702	145	449	776	1,702
SAM Flexible Income Fund, Class R-4 [Member]	125	390	676	1,489	125	390	676	1,489
SAM Flexible Income Fund, Class R-5 [Member]	113	353	612	1,352	113	353	612	1,352

Expense Example - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SAM Flexible Income Fund, Class A [Member]	491	736	1,000	1,753	491	736	1,000	1,753
SAM Flexible Income Fund, Class C [Member]	298	612	1,052	2,275	298	612	1,052	2,275
SAM Flexible Income Fund, Class J [Member]	208	337	585	1,294	208	337	585	1,294
SAM Flexible Income Fund, Class P [Member]					107	343	597	1,325
SAM Flexible Income Fund, Institutional Class [Member]	88	274	477	1,061	88	274	477	1,061
SAM Flexible Income Fund, Class R-1 [Member]	176	545	939	2,041	176	545	939	2,041
SAM Flexible Income Fund, Class R-2 [Member]	163	505	871	1,900	163	505	871	1,900
SAM Flexible Income Fund, Class R-3 [Member]	145	449	776	1,702	145	449	776	1,702
SAM Flexible Income Fund, Class R-4 [Member]	125	390	676	1,489	125	390	676	1,489
SAM Flexible Income Fund, Class R-5 [Member]	113	353	612	1,352	113	353	612	1,352

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Flexible Income Fund, Class C [Member]	198	612	1,052	2,275
SAM Flexible Income Fund, Class J [Member]	108	337	585	1,294
SAM Flexible Income Fund, Class C [Member]	198	612	1,052	2,275
SAM Flexible Income Fund, Class J [Member]	108	337	585	1,294

Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Flexible Income Fund, Class C [Member]	198	612	1,052	2,275
SAM Flexible Income Fund, Class J [Member]	108	337	585	1,294
SAM Flexible Income Fund, Class C [Member]	198	612	1,052	2,275
SAM Flexible Income Fund, Class J [Member]	108	337	585	1,294

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 10.4% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the SAM Portfolio generally categorizes the Underlying Fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The diversification of the SAM Portfolio is designed to moderate overall price volatility.
The Portfolio:

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such fixed-income funds generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities and other securitized products, government and government-sponsored securities, and corporate bonds;

•	Generally invests between 5% and 45% of its assets in equity funds that invest in foreign and domestic securities, including value equity securities, and less than 30% in any one equity fund; and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies.

The SAM Portfolio may temporarily exceed these percentage ranges for short periods and may alter the percentage ranges when it deems appropriate.

Principal Risks

The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Portfolio that are inherent in the fund of funds are:
Fund of Funds Risk. Portfolio shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Portfolio invests ("underlying funds"). The Portfolio's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Portfolio's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Portfolio entails potential conflicts of interest: the Portfolio invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Portfolio assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.
For periods prior to the inception date of Classes J, Institutional, R-1, R-2, R-3, R-4 and R-5 shares (January 16, 2007) and Class P shares (August 24, 2015), the performance shown in the table for Classes J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 shares is based on the performance of the Portfolio's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(7.04)%

Average Annual Total Returns - PFI Prospectus - Strategic Asset Management Flexible Income Portfolio [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Aggregate Bond Index [Member]	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
MSCI EAFE NR Index [Member]	MSCI EAFE Index NR (reflects no deduction for fees, expenses, or taxes)	1.00%	6.53%	0.75%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	12.74%	14.67%	7.07%
SAM Flexible Income Blended Index [Member]	SAM Flexible Income Blended Index (reflects no deduction for fees, expenses, or taxes)	4.67%	4.97%	4.98%
SAM Flexible Income Fund, Class A [Member]	Class A Return Before Taxes	2.48%	4.61%	4.52%
SAM Flexible Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	1.33%	3.25%	3.11%
SAM Flexible Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	1.58%	3.15%	3.08%
SAM Flexible Income Fund, Class C [Member]	Class C Return Before Taxes	4.62%	4.63%	4.13%
SAM Flexible Income Fund, Class J [Member]	Class J Return Before Taxes	5.55%	5.46%	4.82%
SAM Flexible Income Fund, Class P [Member]	Class P Return Before Taxes	6.62%	5.46%	4.93%
SAM Flexible Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	6.71%	5.75%	5.26%
SAM Flexible Income Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	5.84%	4.85%	4.35%
SAM Flexible Income Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	5.93%	4.98%	4.49%
SAM Flexible Income Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	6.23%	5.18%	4.68%
SAM Flexible Income Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	6.42%	5.37%	4.88%
SAM Flexible Income Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	6.47%	5.49%	5.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index and 5% MSCI EAFE Index NR. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member]
SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio [Member]	SAM Strategic Growth Fund, Class A [Member]	SAM Strategic Growth Fund, Class C [Member]	SAM Strategic Growth Fund, Class J [Member]	SAM Strategic Growth Portfolio, Class P [Member]	SAM Strategic Growth Fund, Institutional Class [Member]	SAM Strategic Growth Fund, Class R-1 [Member]	SAM Strategic Growth Fund, Class R-2 [Member]	SAM Strategic Growth Fund, Class R-3 [Member]	SAM Strategic Growth Fund, Class R-4 [Member]	SAM Strategic Growth Fund, Class R-5 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio [Member]		SAM Strategic Growth Fund, Class A [Member]		SAM Strategic Growth Fund, Class C [Member]		SAM Strategic Growth Fund, Class J [Member]		SAM Strategic Growth Portfolio, Class P [Member]	SAM Strategic Growth Fund, Institutional Class [Member]		SAM Strategic Growth Fund, Class R-1 [Member]		SAM Strategic Growth Fund, Class R-2 [Member]		SAM Strategic Growth Fund, Class R-3 [Member]		SAM Strategic Growth Fund, Class R-4 [Member]		SAM Strategic Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%			0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.13%		0.13%		0.07%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.78%		0.78%		0.78%			0.78%		0.78%		0.78%		0.78%		0.78%		0.78%
Expenses (as a percentage of Assets)		1.44%		2.19%		1.28%			1.07%		1.94%		1.81%		1.63%		1.44%		1.32%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.44%		2.19%		1.28%			1.07%		1.94%		1.81%		1.63%		1.44%		1.32%
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.13%		0.13%		0.07%		0.97%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.78%		0.78%		0.78%		0.78%	0.78%		0.78%		0.78%		0.78%		0.78%		0.78%
Expenses (as a percentage of Assets)		1.44%		2.19%		1.28%		2.03%	1.07%		1.94%		1.81%		1.63%		1.44%		1.32%
Fee Waiver or Reimbursement	[3]							(0.77%)
Net Expenses (as a percentage of Assets)		1.44%		2.19%		1.28%		1.26%	1.07%		1.94%		1.81%		1.63%		1.44%		1.32%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio [Member]		SAM Strategic Growth Fund, Class A [Member]		SAM Strategic Growth Fund, Class C [Member]		SAM Strategic Growth Fund, Class J [Member]		SAM Strategic Growth Portfolio, Class P [Member]	SAM Strategic Growth Fund, Institutional Class [Member]		SAM Strategic Growth Fund, Class R-1 [Member]		SAM Strategic Growth Fund, Class R-2 [Member]		SAM Strategic Growth Fund, Class R-3 [Member]		SAM Strategic Growth Fund, Class R-4 [Member]		SAM Strategic Growth Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%			0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.13%		0.13%		0.07%			0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.78%		0.78%		0.78%			0.78%		0.78%		0.78%		0.78%		0.78%		0.78%
Expenses (as a percentage of Assets)		1.44%		2.19%		1.28%			1.07%		1.94%		1.81%		1.63%		1.44%		1.32%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none		none		none		none		none
Net Expenses (as a percentage of Assets)		1.44%		2.19%		1.28%			1.07%		1.94%		1.81%		1.63%		1.44%		1.32%
Management Fees (as a percentage of Assets)	[1]	0.28%		0.28%		0.28%		0.28%	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Distribution and Service (12b-1) Fees	[1]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.13%		0.13%		0.07%		0.97%	0.01%		0.53%		0.45%		0.32%		0.28%		0.26%
Acquired Fund Fees and Expenses		0.78%		0.78%		0.78%		0.78%	0.78%		0.78%		0.78%		0.78%		0.78%		0.78%
Expenses (as a percentage of Assets)		1.44%		2.19%		1.28%		2.03%	1.07%		1.94%		1.81%		1.63%		1.44%		1.32%
Fee Waiver or Reimbursement	[3]							(0.77%)
Net Expenses (as a percentage of Assets)		1.44%		2.19%		1.28%		1.26%	1.07%		1.94%		1.81%		1.63%		1.44%		1.32%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.29% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SAM Strategic Growth Fund, Class A [Member]	689	980	1,294	2,179	689	980	1,294	2,179
SAM Strategic Growth Fund, Class C [Member]	322	685	1,175	2,524	322	685	1,175	2,524
SAM Strategic Growth Fund, Class J [Member]	230	406	702	1,545	230	406	702	1,545
SAM Strategic Growth Portfolio, Class P [Member]					128	562	1,022	2,297
SAM Strategic Growth Fund, Institutional Class [Member]	109	340	590	1,306	109	340	590	1,306
SAM Strategic Growth Fund, Class R-1 [Member]	197	609	1,047	2,264	197	609	1,047	2,264
SAM Strategic Growth Fund, Class R-2 [Member]	184	569	980	2,127	184	569	980	2,127
SAM Strategic Growth Fund, Class R-3 [Member]	166	514	887	1,933	166	514	887	1,933
SAM Strategic Growth Fund, Class R-4 [Member]	147	456	787	1,724	147	456	787	1,724
SAM Strategic Growth Fund, Class R-5 [Member]	134	418	723	1,590	134	418	723	1,590

Expense Example - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SAM Strategic Growth Fund, Class A [Member]	689	980	1,294	2,179	689	980	1,294	2,179
SAM Strategic Growth Fund, Class C [Member]	322	685	1,175	2,524	322	685	1,175	2,524
SAM Strategic Growth Fund, Class J [Member]	230	406	702	1,545	230	406	702	1,545
SAM Strategic Growth Portfolio, Class P [Member]					128	562	1,022	2,297
SAM Strategic Growth Fund, Institutional Class [Member]	109	340	590	1,306	109	340	590	1,306
SAM Strategic Growth Fund, Class R-1 [Member]	197	609	1,047	2,264	197	609	1,047	2,264
SAM Strategic Growth Fund, Class R-2 [Member]	184	569	980	2,127	184	569	980	2,127
SAM Strategic Growth Fund, Class R-3 [Member]	166	514	887	1,933	166	514	887	1,933
SAM Strategic Growth Fund, Class R-4 [Member]	147	456	787	1,724	147	456	787	1,724
SAM Strategic Growth Fund, Class R-5 [Member]	134	418	723	1,590	134	418	723	1,590

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Strategic Growth Fund, Class C [Member]	222	685	1,175	2,524
SAM Strategic Growth Fund, Class J [Member]	130	406	702	1,545
SAM Strategic Growth Fund, Class C [Member]	222	685	1,175	2,524
SAM Strategic Growth Fund, Class J [Member]	130	406	702	1,545

Expense Example, No Redemption - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SAM Strategic Growth Fund, Class C [Member]	222	685	1,175	2,524
SAM Strategic Growth Fund, Class J [Member]	130	406	702	1,545
SAM Strategic Growth Fund, Class C [Member]	222	685	1,175	2,524
SAM Strategic Growth Fund, Class J [Member]	130	406	702	1,545

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio); however, the Fund does pay such transaction costs when it buys and sells other investments. Also, an underlying fund pays transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover for the underlying fund may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.9% of the average value of its portfolio.

Principal Investment Strategies

The SAM Portfolios operate as funds of funds and invest principally in shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the SAM Portfolio generally categorizes the Underlying Fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The diversification of the SAM Portfolio is designed to moderate overall price volatility.
The Portfolio:

•
Generally invests between 75% and 100% of its assets in equity funds that invest in small, medium, and large market capitalization domestic and foreign companies with growth and/or value characteristics, and less than 50% in any one equity fund; and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such specialty funds generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and public timber companies.

The SAM Portfolio may temporarily exceed the applicable percentage ranges for short periods and may alter the percentage ranges when it deems appropriate.

Principal Risks

The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Portfolio that are inherent in the fund of funds are:
Fund of Funds Risk. Portfolio shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Portfolio invests ("underlying funds"). The Portfolio's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Portfolio's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Portfolio entails potential conflicts of interest: the Portfolio invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Portfolio assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Portfolio. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund. The predecessor fund's Class A shares commenced operations on July 25, 1996.
For periods prior to the inception date of Classes J, Institutional, R-1, R-2, R-3, R-4, and R-5 shares (January 16, 2007) and Class P shares (August 24, 2015), the performance shown in the table for Classes J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 shares is based on the performance of the Portfolio's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(22.29)%

Average Annual Total Returns - PFI Prospectus - Strategic Asset Management Strategic Growth Portfolio [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Aggregate Bond Index [Member]	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
MSCI EAFE NR Index [Member]	MSCI EAFE Index NR (reflects no deduction for fees, expenses, or taxes)	1.00%	6.53%	0.75%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	12.74%	14.67%	7.07%
SAM Strategic Growth Blended Index [Member]	SAM Strategic Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	9.28%	12.04%	5.46%
SAM Strategic Growth Fund, Class A [Member]	Class A Return Before Taxes	(0.09%)	9.04%	4.15%
SAM Strategic Growth Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(0.89%)	7.73%	3.18%
SAM Strategic Growth Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.70%	7.10%	3.26%
SAM Strategic Growth Fund, Class C [Member]	Class C Return Before Taxes	3.90%	9.44%	3.96%
SAM Strategic Growth Fund, Class J [Member]	Class J Return Before Taxes	4.84%	10.35%	4.71%
SAM Strategic Growth Portfolio, Class P [Member]	Class P Return Before Taxes	5.82%	10.33%	4.77%
SAM Strategic Growth Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	6.05%	10.69%	5.15%
SAM Strategic Growth Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	5.18%	9.73%	4.24%
SAM Strategic Growth Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	5.26%	9.87%	4.37%
SAM Strategic Growth Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	5.42%	10.06%	4.56%
SAM Strategic Growth Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	5.68%	10.28%	4.76%
SAM Strategic Growth Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	5.80%	10.40%	4.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NR and 5% Bloomberg Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus | Short-Term Income Fund [Member]
SHORT-TERM INCOME FUND
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Short-Term Income Fund [Member]	Short-Term Income Fund, Class A [Member]	Short-Term Income Fund, Class C [Member]	Short-Term Income Fund, Class J Shares [Member]	Short-Term Income Fund, Class P Shares [Member]	Short-Term Income Fund, Institutional Class [Member]	Short-Term Income Fund, Class R-1 Shares [Member]	Short-Term Income Fund, Class R-2 Shares [Member]	Short-Term Income Fund, Class R-3 Shares [Member]	Short-Term Income Fund, Class R-4 Shares [Member]	Short-Term Income Fund, Class R-5 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Short-Term Income Fund [Member]		Short-Term Income Fund, Class A [Member]		Short-Term Income Fund, Class C [Member]		Short-Term Income Fund, Class J Shares [Member]		Short-Term Income Fund, Class P Shares [Member]	Short-Term Income Fund, Institutional Class [Member]		Short-Term Income Fund, Class R-1 Shares [Member]		Short-Term Income Fund, Class R-2 Shares [Member]		Short-Term Income Fund, Class R-3 Shares [Member]		Short-Term Income Fund, Class R-4 Shares [Member]		Short-Term Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)		0.41%		0.41%		0.41%			0.41%		0.41%		0.41%		0.41%		0.41%		0.41%
Distribution and Service (12b-1) Fees		0.15%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.13%		0.16%		0.13%			0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		0.69%		1.57%		0.69%			0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none	[3]	none	[3]	none	[3]	(0.01%)	[3]	none	[3]
Net Expenses (as a percentage of Assets)		0.69%		1.57%		0.69%			0.43%		1.30%		1.17%		0.99%		0.79%		0.68%
Management Fees (as a percentage of Assets)		0.41%		0.41%		0.41%		0.41%	0.41%		0.41%		0.41%		0.41%		0.41%		0.41%
Distribution and Service (12b-1) Fees	[4]	0.15%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[4]	0.13%		0.16%		0.13%		0.11%	0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		0.69%		1.57%		0.69%		0.52%	0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Fee Waiver or Reimbursement	[5]										none		none		none		(0.01%)		none
Net Expenses (as a percentage of Assets)		0.69%		1.57%		0.69%		0.52%	0.43%		1.30%		1.17%		0.99%		0.79%		0.68%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5 shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Expense information in the table has been restated to reflect current fees.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - Short-Term Income Fund [Member]		Short-Term Income Fund, Class A [Member]		Short-Term Income Fund, Class C [Member]		Short-Term Income Fund, Class J Shares [Member]		Short-Term Income Fund, Class P Shares [Member]	Short-Term Income Fund, Institutional Class [Member]		Short-Term Income Fund, Class R-1 Shares [Member]		Short-Term Income Fund, Class R-2 Shares [Member]		Short-Term Income Fund, Class R-3 Shares [Member]		Short-Term Income Fund, Class R-4 Shares [Member]		Short-Term Income Fund, Class R-5 Shares [Member]
Management Fees (as a percentage of Assets)		0.41%		0.41%		0.41%			0.41%		0.41%		0.41%		0.41%		0.41%		0.41%
Distribution and Service (12b-1) Fees		0.15%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none
Other Expenses (as a percentage of Assets):	[1]	0.13%		0.16%		0.13%			0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		0.69%		1.57%		0.69%			0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Fee Waiver or Reimbursement		none		none		none			none	[2]	none	[3]	none	[3]	none	[3]	(0.01%)	[3]	none	[3]
Net Expenses (as a percentage of Assets)		0.69%		1.57%		0.69%			0.43%		1.30%		1.17%		0.99%		0.79%		0.68%
Management Fees (as a percentage of Assets)		0.41%		0.41%		0.41%		0.41%	0.41%		0.41%		0.41%		0.41%		0.41%		0.41%
Distribution and Service (12b-1) Fees	[4]	0.15%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[4]	0.13%		0.16%		0.13%		0.11%	0.02%		0.54%		0.46%		0.33%		0.29%		0.27%
Expenses (as a percentage of Assets)		0.69%		1.57%		0.69%		0.52%	0.43%		1.30%		1.17%		0.99%		0.80%		0.68%
Fee Waiver or Reimbursement	[5]										none		none		none		(0.01%)		none
Net Expenses (as a percentage of Assets)		0.69%		1.57%		0.69%		0.52%	0.43%		1.30%		1.17%		0.99%		0.79%		0.68%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5 shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Expense information in the table has been restated to reflect current fees.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Short-Term Income Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Short-Term Income Fund, Class A [Member]	294	441	601	1,064	294	441	601	1,064
Short-Term Income Fund, Class C [Member]	260	496	855	1,867	260	496	855	1,867
Short-Term Income Fund, Class J Shares [Member]	170	221	384	859	170	221	384	859
Short-Term Income Fund, Class P Shares [Member]					53	167	291	653
Short-Term Income Fund, Institutional Class [Member]	44	138	241	542	44	138	241	542
Short-Term Income Fund, Class R-1 Shares [Member]	132	412	713	1,568	132	412	713	1,568
Short-Term Income Fund, Class R-2 Shares [Member]	119	372	644	1,420	119	372	644	1,420
Short-Term Income Fund, Class R-3 Shares [Member]	101	315	547	1,213	101	315	547	1,213
Short-Term Income Fund, Class R-4 Shares [Member]	81	254	443	989	81	254	443	989
Short-Term Income Fund, Class R-5 Shares [Member]	69	218	379	847	69	218	379	847

Expense Example - PFI Prospectus - Short-Term Income Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
Short-Term Income Fund, Class A [Member]	294	441	601	1,064	294	441	601	1,064
Short-Term Income Fund, Class C [Member]	260	496	855	1,867	260	496	855	1,867
Short-Term Income Fund, Class J Shares [Member]	170	221	384	859	170	221	384	859
Short-Term Income Fund, Class P Shares [Member]					53	167	291	653
Short-Term Income Fund, Institutional Class [Member]	44	138	241	542	44	138	241	542
Short-Term Income Fund, Class R-1 Shares [Member]	132	412	713	1,568	132	412	713	1,568
Short-Term Income Fund, Class R-2 Shares [Member]	119	372	644	1,420	119	372	644	1,420
Short-Term Income Fund, Class R-3 Shares [Member]	101	315	547	1,213	101	315	547	1,213
Short-Term Income Fund, Class R-4 Shares [Member]	81	254	443	989	81	254	443	989
Short-Term Income Fund, Class R-5 Shares [Member]	69	218	379	847	69	218	379	847

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - Short-Term Income Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Short-Term Income Fund, Class C [Member]	160	496	855	1,867
Short-Term Income Fund, Class J Shares [Member]	70	221	384	859
Short-Term Income Fund, Class C [Member]	160	496	855	1,867
Short-Term Income Fund, Class J Shares [Member]	70	221	384	859

Expense Example, No Redemption - PFI Prospectus - Short-Term Income Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Short-Term Income Fund, Class C [Member]	160	496	855	1,867
Short-Term Income Fund, Class J Shares [Member]	70	221	384	859
Short-Term Income Fund, Class C [Member]	160	496	855	1,867
Short-Term Income Fund, Class J Shares [Member]	70	221	384	859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of those selecting such investments, are of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index which as of December 31, 2016 was 1.87 years. The Fund's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities (securitized products), and real estate investment trust ("REIT") securities. The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Classes J, R-1, R-2, R-3, R-4, and R-5 shares (July 12, 2010) and Class P shares (September 27, 2010), the performance shown in the table for Classes J, P, R-1, R-2, R-3, R-4, and R-5 shares is based on the performance of the Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of Class A shares. The predecessor fund's Class A shares commenced operations on November 1, 1993.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	3.96%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(1.87)%

Average Annual Total Returns - PFI Prospectus - Short-Term Income Fund [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays Credit 1-3 Year Index [Member]	Bloomberg Barclays Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	2.11%	1.84%	3.25%
Short-Term Income Fund, Class A [Member]	Class A Return Before Taxes	(0.07%)	1.49%	2.68%
Short-Term Income Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(0.78%)	0.86%	1.78%
Short-Term Income Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(0.04%)	0.87%	1.72%
Short-Term Income Fund, Class C [Member]	Class C Return Before Taxes	0.36%	1.08%	2.06%
Short-Term Income Fund, Class J Shares [Member]	Class J Return Before Taxes	1.16%	1.84%	2.75%
Short-Term Income Fund, Class P Shares [Member]	Class P Return Before Taxes	2.43%	2.12%	3.02%
Short-Term Income Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	2.43%	2.21%	3.21%
Short-Term Income Fund, Class R-1 Shares [Member]	Class R-1 Return Before Taxes	1.55%	1.34%	2.37%
Short-Term Income Fund, Class R-2 Shares [Member]	Class R-2 Return Before Taxes	1.77%	1.48%	2.50%
Short-Term Income Fund, Class R-3 Shares [Member]	Class R-3 Return Before Taxes	1.95%	1.67%	2.69%
Short-Term Income Fund, Class R-4 Shares [Member]	Class R-4 Return Before Taxes	2.15%	1.85%	2.86%
Short-Term Income Fund, Class R-5 Shares [Member]	Class R-5 Return Before Taxes	2.18%	1.98%	2.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | SmallCap Fund [Member]
SMALLCAP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - SmallCap Fund [Member]	SmallCap Fund, Class A [Member]	SmallCap Fund, Class C [Member]	SmallCap Fund, Class J [Member]	SmallCap Fund, Class P [Member]	SmallCap Fund, Institutional Class [Member]	SmallCap Fund, Class R-1 [Member]	SmallCap Fund, Class R-2 [Member]	SmallCap Fund, Class R-3 [Member]	SmallCap Fund, Class R-4 [Member]	SmallCap Fund, Class R-5 [Member]	SmallCap Fund, Class R-6 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap Fund [Member]		SmallCap Fund, Class A [Member]		SmallCap Fund, Class C [Member]		SmallCap Fund, Class J [Member]		SmallCap Fund, Class P [Member]	SmallCap Fund, Institutional Class [Member]		SmallCap Fund, Class R-1 [Member]		SmallCap Fund, Class R-2 [Member]		SmallCap Fund, Class R-3 [Member]		SmallCap Fund, Class R-4 [Member]		SmallCap Fund, Class R-5 [Member]		SmallCap Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.75%		0.75%		0.75%			0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none		none
Other Expenses (as a percentage of Assets):		0.24%	[1]	0.34%	[1]	0.12%	[1]		0.07%	[1]	0.54%	[1]	0.46%	[1]	0.33%	[1]	0.29%	[1]	0.27%	[1]	176.26%	[2]
Acquired Fund Fees and Expenses		0.02%		0.02%		0.02%			0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%
Expenses (as a percentage of Assets)		1.26%		2.11%		1.04%			0.84%		1.66%		1.53%		1.35%		1.16%		1.04%		177.03%
Fee Waiver or Reimbursement		none		(0.01%)	[3]	none			(0.02%)	[3]	none		none		none		none		none		(176.24%)	[3]
Net Expenses (as a percentage of Assets)		1.26%		2.10%		1.04%			0.82%		1.66%		1.53%		1.35%		1.16%		1.04%		0.79%
Management Fees (as a percentage of Assets)		0.75%		0.75%		0.75%		0.75%	0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	[4]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[4],[5]	0.24%		0.34%		0.12%		0.36%	0.07%		0.54%		0.46%		0.33%		0.29%		0.27%		176.26%
Acquired Fund Fees and Expenses		0.02%		0.02%		0.02%		0.02%	0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%
Expenses (as a percentage of Assets)		1.26%		2.11%		1.04%		1.13%	0.84%		1.66%		1.53%		1.35%		1.16%		1.04%		177.03%
Fee Waiver or Reimbursement	[6]			(0.01%)				(0.16%)	(0.02%)												(176.11%)
Net Expenses (as a percentage of Assets)		1.26%		2.10%		1.04%		0.97%	0.82%		1.66%		1.53%		1.35%		1.16%		1.04%		0.92%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C and 0.80% for Institutional Class shares. In addition for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Expense information in the table has been restated to reflect current fees.
[5]	Based on estimated amounts for the current fiscal year (Class R-6).
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C, 0.80% for Institutional Class, and 0.90% for R-6 shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - SmallCap Fund [Member]		SmallCap Fund, Class A [Member]		SmallCap Fund, Class C [Member]		SmallCap Fund, Class J [Member]		SmallCap Fund, Class P [Member]	SmallCap Fund, Institutional Class [Member]		SmallCap Fund, Class R-1 [Member]		SmallCap Fund, Class R-2 [Member]		SmallCap Fund, Class R-3 [Member]		SmallCap Fund, Class R-4 [Member]		SmallCap Fund, Class R-5 [Member]		SmallCap Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.75%		0.75%		0.75%			0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none		none
Other Expenses (as a percentage of Assets):		0.24%	[1]	0.34%	[1]	0.12%	[1]		0.07%	[1]	0.54%	[1]	0.46%	[1]	0.33%	[1]	0.29%	[1]	0.27%	[1]	176.26%	[2]
Acquired Fund Fees and Expenses		0.02%		0.02%		0.02%			0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%
Expenses (as a percentage of Assets)		1.26%		2.11%		1.04%			0.84%		1.66%		1.53%		1.35%		1.16%		1.04%		177.03%
Fee Waiver or Reimbursement		none		(0.01%)	[3]	none			(0.02%)	[3]	none		none		none		none		none		(176.24%)	[3]
Net Expenses (as a percentage of Assets)		1.26%		2.10%		1.04%			0.82%		1.66%		1.53%		1.35%		1.16%		1.04%		0.79%
Management Fees (as a percentage of Assets)		0.75%		0.75%		0.75%		0.75%	0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	[4]	0.25%		1.00%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[4],[5]	0.24%		0.34%		0.12%		0.36%	0.07%		0.54%		0.46%		0.33%		0.29%		0.27%		176.26%
Acquired Fund Fees and Expenses		0.02%		0.02%		0.02%		0.02%	0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%
Expenses (as a percentage of Assets)		1.26%		2.11%		1.04%		1.13%	0.84%		1.66%		1.53%		1.35%		1.16%		1.04%		177.03%
Fee Waiver or Reimbursement	[6]			(0.01%)				(0.16%)	(0.02%)												(176.11%)
Net Expenses (as a percentage of Assets)		1.26%		2.10%		1.04%		0.97%	0.82%		1.66%		1.53%		1.35%		1.16%		1.04%		0.92%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C and 0.80% for Institutional Class shares. In addition for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Expense information in the table has been restated to reflect current fees.
[5]	Based on estimated amounts for the current fiscal year (Class R-6).
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C, 0.80% for Institutional Class, and 0.90% for R-6 shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SmallCap Fund, Class A [Member]	671	928	1,204	1,989	671	928	1,204	1,989
SmallCap Fund, Class C [Member]	313	660	1,133	2,441	313	660	1,133	2,441
SmallCap Fund, Class J [Member]	206	331	574	1,271	206	331	574	1,271
SmallCap Fund, Class P [Member]					99	343	607	1,360
SmallCap Fund, Institutional Class [Member]	84	266	464	1,035	84	266	464	1,035
SmallCap Fund, Class R-1 [Member]	169	523	902	1,965	169	523	902	1,965
SmallCap Fund, Class R-2 [Member]	156	483	834	1,824	156	483	834	1,824
SmallCap Fund, Class R-3 [Member]	137	428	739	1,624	137	428	739	1,624
SmallCap Fund, Class R-4 [Member]	118	368	638	1,409	118	368	638	1,409
SmallCap Fund, Class R-5 [Member]	106	331	574	1,271	106	331	574	1,271
SmallCap Fund, Class R-6 [Member]	81	802	1,177	1,659	94	815	1,189	1,670

Expense Example - PFI Prospectus - SmallCap Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SmallCap Fund, Class A [Member]	671	928	1,204	1,989	671	928	1,204	1,989
SmallCap Fund, Class C [Member]	313	660	1,133	2,441	313	660	1,133	2,441
SmallCap Fund, Class J [Member]	206	331	574	1,271	206	331	574	1,271
SmallCap Fund, Class P [Member]					99	343	607	1,360
SmallCap Fund, Institutional Class [Member]	84	266	464	1,035	84	266	464	1,035
SmallCap Fund, Class R-1 [Member]	169	523	902	1,965	169	523	902	1,965
SmallCap Fund, Class R-2 [Member]	156	483	834	1,824	156	483	834	1,824
SmallCap Fund, Class R-3 [Member]	137	428	739	1,624	137	428	739	1,624
SmallCap Fund, Class R-4 [Member]	118	368	638	1,409	118	368	638	1,409
SmallCap Fund, Class R-5 [Member]	106	331	574	1,271	106	331	574	1,271
SmallCap Fund, Class R-6 [Member]	81	802	1,177	1,659	94	815	1,189	1,670

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - SmallCap Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Fund, Class C [Member]	213	660	1,133	2,441
SmallCap Fund, Class J [Member]	106	331	574	1,271
SmallCap Fund, Class C [Member]	213	660	1,133	2,441
SmallCap Fund, Class J [Member]	106	331	574	1,271

Expense Example, No Redemption - PFI Prospectus - SmallCap Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Fund, Class C [Member]	213	660	1,133	2,441
SmallCap Fund, Class J [Member]	106	331	574	1,271
SmallCap Fund, Class C [Member]	213	660	1,133	2,441
SmallCap Fund, Class J [Member]	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of December 31, 2016, this range was between approximately $20.4 million and $10.3 billion).
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a blend of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), Class P shares (June 3, 2014), and Class R-6 shares (November 22, 2016), the performance shown in the table for Classes C, P, and R-6 shares is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '11	17.97%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(26.29)%

Average Annual Total Returns - PFI Prospectus - SmallCap Fund [Member]	Label	1 Year	5 Years	10 Years
Russell 2000 Index [Member]	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	21.31%	14.46%	7.07%
SmallCap Fund, Class A [Member]	Class A Return Before Taxes	10.39%	14.09%	6.02%
SmallCap Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	9.79%	12.70%	5.20%
SmallCap Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	6.38%	11.12%	4.70%
SmallCap Fund, Class C [Member]	Class C Return Before Taxes	14.79%	14.45%	5.83%
SmallCap Fund, Class J [Member]	Class J Return Before Taxes	16.05%	15.53%	6.83%
SmallCap Fund, Class P [Member]	Class P Return Before Taxes	17.14%	15.54%	6.79%
SmallCap Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	17.29%	15.93%	7.26%
SmallCap Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	16.30%	14.96%	6.35%
SmallCap Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	16.48%	15.10%	6.49%
SmallCap Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	16.66%	15.31%	6.68%
SmallCap Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	16.89%	15.54%	6.88%
SmallCap Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	17.02%	15.67%	7.01%
SmallCap Fund, Class R-6 [Member]	Class R-6 Return Before Taxes	16.69%	15.32%	6.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | SmallCap Growth Fund I [Member]
SMALLCAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	SmallCap Growth I Fund, Class J [Member]	SmallCap Growth I Fund, Institutional Class [Member]	SmallCap Growth I Fund, Class R-1 [Member]	SmallCap Growth I Fund, Class R-2 [Member]	SmallCap Growth I Fund, Class R-3 [Member]	SmallCap Growth I Fund, Class R-4 [Member]	SmallCap Growth I Fund, Class R-5 [Member]	SmallCap Growth Fund I, Class R-6 Shares [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | SmallCap Growth Fund I [Member]	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap Growth Fund I [Member]		SmallCap Growth I Fund, Class J [Member]		SmallCap Growth I Fund, Institutional Class [Member]	SmallCap Growth I Fund, Class R-1 [Member]		SmallCap Growth I Fund, Class R-2 [Member]		SmallCap Growth I Fund, Class R-3 [Member]		SmallCap Growth I Fund, Class R-4 [Member]		SmallCap Growth I Fund, Class R-5 [Member]	SmallCap Growth Fund I, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		1.08%		1.08%	1.08%		1.08%		1.08%		1.08%		1.08%	1.08%
Distribution and Service (12b-1) Fees		0.15%	[1]	none	0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.18%		0.02%	0.54%		0.46%		0.33%		0.29%		0.27%	9.51%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		1.42%		1.11%	1.98%		1.85%		1.67%		1.48%		1.36%	10.60%
Fee Waiver or Reimbursement	[2],[3]	(0.07%)		(0.08%)	(0.09%)		(0.09%)		(0.09%)		(0.09%)		(0.09%)	(9.57%)
Net Expenses (as a percentage of Assets)		1.35%		1.03%	1.89%		1.76%		1.58%		1.39%		1.27%	1.03%
Management Fees (as a percentage of Assets)		1.08%		1.08%	1.08%		1.08%		1.08%		1.08%		1.08%	1.08%
Distribution and Service (12b-1) Fees	[4]	0.15%			0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[4]	0.18%		0.02%	0.54%		0.46%		0.33%		0.29%		0.27%	9.51%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		1.42%		1.11%	1.98%		1.85%		1.67%		1.48%		1.36%	10.60%
Fee Waiver or Reimbursement	[5],[6]	(0.07%)		(0.08%)	(0.09%)		(0.09%)		(0.09%)		(0.09%)		(0.09%)	(9.53%)
Net Expenses (as a percentage of Assets)		1.35%		1.03%	1.89%		1.76%		1.58%		1.39%		1.27%	1.07%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.072% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class J, 1.02% for Institutional, 1.88% for Class R-1, 1.75% for Class R-2, 1.57% for Class R-3, 1.38% for Class R-4 and 1.26% for Class R-5 shares. In addition for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Expense information in the table has been restated to reflect current fees.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.072% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class J, 1.02% for Institutional, 1.88% for Class R-1, 1.75% for Class R-2, 1.57% for Class R-3, 1.38% for Class R-4, 1.26% for Class R-5, and 1.06% for Class R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - SmallCap Growth Fund I [Member]		SmallCap Growth I Fund, Class J [Member]		SmallCap Growth I Fund, Institutional Class [Member]	SmallCap Growth I Fund, Class R-1 [Member]		SmallCap Growth I Fund, Class R-2 [Member]		SmallCap Growth I Fund, Class R-3 [Member]		SmallCap Growth I Fund, Class R-4 [Member]		SmallCap Growth I Fund, Class R-5 [Member]	SmallCap Growth Fund I, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		1.08%		1.08%	1.08%		1.08%		1.08%		1.08%		1.08%	1.08%
Distribution and Service (12b-1) Fees		0.15%	[1]	none	0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.18%		0.02%	0.54%		0.46%		0.33%		0.29%		0.27%	9.51%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		1.42%		1.11%	1.98%		1.85%		1.67%		1.48%		1.36%	10.60%
Fee Waiver or Reimbursement	[2],[3]	(0.07%)		(0.08%)	(0.09%)		(0.09%)		(0.09%)		(0.09%)		(0.09%)	(9.57%)
Net Expenses (as a percentage of Assets)		1.35%		1.03%	1.89%		1.76%		1.58%		1.39%		1.27%	1.03%
Management Fees (as a percentage of Assets)		1.08%		1.08%	1.08%		1.08%		1.08%		1.08%		1.08%	1.08%
Distribution and Service (12b-1) Fees	[4]	0.15%			0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[4]	0.18%		0.02%	0.54%		0.46%		0.33%		0.29%		0.27%	9.51%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%		0.01%	0.01%
Expenses (as a percentage of Assets)		1.42%		1.11%	1.98%		1.85%		1.67%		1.48%		1.36%	10.60%
Fee Waiver or Reimbursement	[5],[6]	(0.07%)		(0.08%)	(0.09%)		(0.09%)		(0.09%)		(0.09%)		(0.09%)	(9.53%)
Net Expenses (as a percentage of Assets)		1.35%		1.03%	1.89%		1.76%		1.58%		1.39%		1.27%	1.07%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.072% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class J, 1.02% for Institutional, 1.88% for Class R-1, 1.75% for Class R-2, 1.57% for Class R-3, 1.38% for Class R-4 and 1.26% for Class R-5 shares. In addition for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Expense information in the table has been restated to reflect current fees.
[5]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.072% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class J, 1.02% for Institutional, 1.88% for Class R-1, 1.75% for Class R-2, 1.57% for Class R-3, 1.38% for Class R-4, 1.26% for Class R-5, and 1.06% for Class R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap Growth Fund I [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SmallCap Growth I Fund, Class J [Member]	237	442	770	1,696	237	442	770	1,696
SmallCap Growth I Fund, Institutional Class [Member]	105	345	604	1,345	105	345	604	1,345
SmallCap Growth I Fund, Class R-1 [Member]	192	613	1,059	2,299	192	613	1,059	2,299
SmallCap Growth I Fund, Class R-2 [Member]	179	573	992	2,162	179	573	992	2,162
SmallCap Growth I Fund, Class R-3 [Member]	161	518	899	1,969	161	518	899	1,969
SmallCap Growth I Fund, Class R-4 [Member]	142	459	799	1,761	142	459	799	1,761
SmallCap Growth I Fund, Class R-5 [Member]	129	422	736	1,627	129	422	736	1,627
SmallCap Growth Fund I, Class R-6 Shares [Member]	105	2,188	4,043	7,846	109	2,191	4,046	7,847

Expense Example - PFI Prospectus - SmallCap Growth Fund I [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SmallCap Growth I Fund, Class J [Member]	237	442	770	1,696	237	442	770	1,696
SmallCap Growth I Fund, Institutional Class [Member]	105	345	604	1,345	105	345	604	1,345
SmallCap Growth I Fund, Class R-1 [Member]	192	613	1,059	2,299	192	613	1,059	2,299
SmallCap Growth I Fund, Class R-2 [Member]	179	573	992	2,162	179	573	992	2,162
SmallCap Growth I Fund, Class R-3 [Member]	161	518	899	1,969	161	518	899	1,969
SmallCap Growth I Fund, Class R-4 [Member]	142	459	799	1,761	142	459	799	1,761
SmallCap Growth I Fund, Class R-5 [Member]	129	422	736	1,627	129	422	736	1,627
SmallCap Growth Fund I, Class R-6 Shares [Member]	105	2,188	4,043	7,846	109	2,191	4,046	7,847

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - SmallCap Growth Fund I [Member] - SmallCap Growth I Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	137	442	770	1,696
Total	137	442	770	1,696

Expense Example, No Redemption - PFI Prospectus - SmallCap Growth Fund I [Member] - SmallCap Growth I Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	137	442	770	1,696
Total	137	442	770	1,696

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.1% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of: 1) $6.0 billion or 2) the highest market capitalization of the companies comprising the Russell 2000® Growth Index (as of December 31, 2016, the range was between approximately $20.4 million and $10.3 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Global Investors, LLC invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 2000® Growth Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.78%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(29.22)%

Average Annual Total Returns - PFI Prospectus - SmallCap Growth Fund I [Member]	Label	1 Year	5 Years	10 Years
Russell 2000 Growth Index [Member]	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	11.32%	13.74%	7.76%
SmallCap Growth I Fund, Class J [Member]	Class J Return Before Taxes	7.91%	12.46%	7.75%
SmallCap Growth I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	9.25%	12.97%	8.41%
SmallCap Growth I Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	8.50%	10.59%	7.00%
SmallCap Growth I Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.88%	10.17%	6.71%
SmallCap Growth I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	8.29%	11.99%	7.47%
SmallCap Growth I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	8.42%	12.13%	7.63%
SmallCap Growth I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	8.64%	12.34%	7.82%
SmallCap Growth I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	8.82%	12.56%	8.03%
SmallCap Growth I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	8.98%	12.69%	8.15%
SmallCap Growth Fund I, Class R-6 Shares [Member]	Class R-6 Return Before Taxes	9.17%	12.93%	8.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | SmallCap S&P 600 Index Fund [Member]
SMALLCAP S&P 600 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	SmallCap S&P 600 Index Fund, Class J [Member]	SmallCap S&P 600 Index Fund, Institutional Class [Member]	SmallCap S&P 600 Index Fund, Class R-1 [Member]	SmallCap S&P 600 Index Fund, Class R-2 [Member]	SmallCap S&P 600 Index Fund, Class R-3 [Member]	SmallCap S&P 600 Index Fund, Class R-4 [Member]	SmallCap S&P 600 Index Fund, Class R-5 [Member]	SmallCap S&P 600 Index Fund, Class R-6 [Member]
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | SmallCap S&P 600 Index Fund [Member]	1.00%	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap S&P 600 Index Fund [Member]		SmallCap S&P 600 Index Fund, Class J [Member]		SmallCap S&P 600 Index Fund, Institutional Class [Member]		SmallCap S&P 600 Index Fund, Class R-1 [Member]		SmallCap S&P 600 Index Fund, Class R-2 [Member]		SmallCap S&P 600 Index Fund, Class R-3 [Member]		SmallCap S&P 600 Index Fund, Class R-4 [Member]		SmallCap S&P 600 Index Fund, Class R-5 [Member]	SmallCap S&P 600 Index Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%
Distribution and Service (12b-1) Fees		0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.16%		0.06%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%	[2]
Expenses (as a percentage of Assets)		0.46%		0.21%		1.04%		0.91%		0.73%		0.54%		0.42%	176.41%
Fee Waiver or Reimbursement		none		none	[3]	none		none		none		none		none	(176.24%)	[4]
Net Expenses (as a percentage of Assets)		0.46%		0.21%		1.04%		0.91%		0.73%		0.54%		0.42%	0.17%
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%
Distribution and Service (12b-1) Fees	[5]	0.15%				0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[5],[6]	0.16%		0.06%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%
Expenses (as a percentage of Assets)		0.46%		0.21%		1.04%		0.91%		0.73%		0.54%		0.42%	176.41%
Fee Waiver or Reimbursement	[7]														(176.16%)
Net Expenses (as a percentage of Assets)		0.46%		0.21%		1.04%		0.91%		0.73%		0.54%		0.42%	0.25%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.27% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Expense information in the table has been restated to reflect current fees.
[6]	Based on estimated amounts for the current fiscal year (Class R-6).
[7]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - SmallCap S&P 600 Index Fund [Member]		SmallCap S&P 600 Index Fund, Class J [Member]		SmallCap S&P 600 Index Fund, Institutional Class [Member]		SmallCap S&P 600 Index Fund, Class R-1 [Member]		SmallCap S&P 600 Index Fund, Class R-2 [Member]		SmallCap S&P 600 Index Fund, Class R-3 [Member]		SmallCap S&P 600 Index Fund, Class R-4 [Member]		SmallCap S&P 600 Index Fund, Class R-5 [Member]	SmallCap S&P 600 Index Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%
Distribution and Service (12b-1) Fees		0.15%	[1]	none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	0.16%		0.06%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%	[2]
Expenses (as a percentage of Assets)		0.46%		0.21%		1.04%		0.91%		0.73%		0.54%		0.42%	176.41%
Fee Waiver or Reimbursement		none		none	[3]	none		none		none		none		none	(176.24%)	[4]
Net Expenses (as a percentage of Assets)		0.46%		0.21%		1.04%		0.91%		0.73%		0.54%		0.42%	0.17%
Management Fees (as a percentage of Assets)		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%	0.15%
Distribution and Service (12b-1) Fees	[5]	0.15%				0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[5],[6]	0.16%		0.06%		0.54%		0.46%		0.33%		0.29%		0.27%	176.26%
Expenses (as a percentage of Assets)		0.46%		0.21%		1.04%		0.91%		0.73%		0.54%		0.42%	176.41%
Fee Waiver or Reimbursement	[7]														(176.16%)
Net Expenses (as a percentage of Assets)		0.46%		0.21%		1.04%		0.91%		0.73%		0.54%		0.42%	0.25%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (Class R-6).
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.27% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Expense information in the table has been restated to reflect current fees.
[6]	Based on estimated amounts for the current fiscal year (Class R-6).
[7]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the preceding Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap S&P 600 Index Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SmallCap S&P 600 Index Fund, Class J [Member]	147	148	258	579	147	148	258	579
SmallCap S&P 600 Index Fund, Institutional Class [Member]	22	68	118	268	22	68	118	268
SmallCap S&P 600 Index Fund, Class R-1 [Member]	106	331	574	1,271	106	331	574	1,271
SmallCap S&P 600 Index Fund, Class R-2 [Member]	93	290	504	1,120	93	290	504	1,120
SmallCap S&P 600 Index Fund, Class R-3 [Member]	75	233	406	906	75	233	406	906
SmallCap S&P 600 Index Fund, Class R-4 [Member]	55	173	302	677	55	173	302	677
SmallCap S&P 600 Index Fund, Class R-5 [Member]	43	135	235	530	43	135	235	530
SmallCap S&P 600 Index Fund, Class R-6 [Member]	17	773	1,159	1,634	26	781	1,166	1,641

Expense Example - PFI Prospectus - SmallCap S&P 600 Index Fund [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SmallCap S&P 600 Index Fund, Class J [Member]	147	148	258	579	147	148	258	579
SmallCap S&P 600 Index Fund, Institutional Class [Member]	22	68	118	268	22	68	118	268
SmallCap S&P 600 Index Fund, Class R-1 [Member]	106	331	574	1,271	106	331	574	1,271
SmallCap S&P 600 Index Fund, Class R-2 [Member]	93	290	504	1,120	93	290	504	1,120
SmallCap S&P 600 Index Fund, Class R-3 [Member]	75	233	406	906	75	233	406	906
SmallCap S&P 600 Index Fund, Class R-4 [Member]	55	173	302	677	55	173	302	677
SmallCap S&P 600 Index Fund, Class R-5 [Member]	43	135	235	530	43	135	235	530
SmallCap S&P 600 Index Fund, Class R-6 [Member]	17	773	1,159	1,634	26	781	1,166	1,641

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - SmallCap S&P 600 Index Fund [Member] - SmallCap S&P 600 Index Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	47	148	258	579
Total	47	148	258	579

Expense Example, No Redemption - PFI Prospectus - SmallCap S&P 600 Index Fund [Member] - SmallCap S&P 600 Index Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	47	148	258	579
Total	47	148	258	579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index (the "Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe, which include growth and value stocks. As of December 31, 2016, the market capitalization range of the companies comprising the Index was between approximately $51.6 million and $4.5 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund utilizes derivative strategies and exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(25.21)%

Average Annual Total Returns - PFI Prospectus - SmallCap S&P 600 Index Fund [Member]	Label	1 Year	5 Years	10 Years
S&P Smallcap 600 Index [Member]	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	26.56%	16.62%	9.03%
SmallCap S&P 600 Index Fund, Class J [Member]	Class J Return Before Taxes	24.88%	15.92%	8.27%
SmallCap S&P 600 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	26.18%	16.32%	8.80%
SmallCap S&P 600 Index Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	24.21%	14.76%	7.68%
SmallCap S&P 600 Index Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.32%	12.92%	6.94%
SmallCap S&P 600 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	25.14%	15.36%	7.89%
SmallCap S&P 600 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	25.32%	15.51%	8.03%
SmallCap S&P 600 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	25.56%	15.72%	8.22%
SmallCap S&P 600 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	25.78%	15.94%	8.43%
SmallCap S&P 600 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	25.94%	16.09%	8.56%
SmallCap S&P 600 Index Fund, Class R-6 [Member]	Class R-6 Return Before Taxes	25.60%	15.73%	8.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | SmallCap Value Fund II [Member]
SMALLCAP VALUE FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - SmallCap Value Fund II [Member]	SmallCap Value Fund II, Class A [Member]	SmallCap Value II Fund, Class J [Member]	SmallCap Value Fund II, Class P [Member]	SmallCap Value II Fund, Institutional Class [Member]	SmallCap Value II Fund, Class R-1 [Member]	SmallCap Value II Fund, Class R-2 [Member]	SmallCap Value II Fund, Class R-3 [Member]	SmallCap Value II Fund, Class R-4 [Member]	SmallCap Value II Fund, Class R-5 [Member]	SmallCap Value Fund II, Class R-6 Shares [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none	none

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap Value Fund II [Member]		SmallCap Value Fund II, Class A [Member]		SmallCap Value II Fund, Class J [Member]		SmallCap Value Fund II, Class P [Member]	SmallCap Value II Fund, Institutional Class [Member]		SmallCap Value II Fund, Class R-1 [Member]		SmallCap Value II Fund, Class R-2 [Member]		SmallCap Value II Fund, Class R-3 [Member]		SmallCap Value II Fund, Class R-4 [Member]		SmallCap Value II Fund, Class R-5 [Member]	SmallCap Value Fund II, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.98%		0.98%			0.98%		0.98%		0.98%		0.98%		0.98%		0.98%	0.98%
Distribution and Service (12b-1) Fees		0.25%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	1.22%		0.29%			0.03%		0.54%		0.46%		0.33%		0.29%		0.27%	2.07%
Acquired Fund Fees and Expenses		0.06%		0.06%			0.06%		0.06%		0.06%		0.06%		0.06%		0.06%	0.06%
Expenses (as a percentage of Assets)		2.51%		1.48%			1.07%		1.93%		1.80%		1.62%		1.43%		1.31%	3.11%
Fee Waiver or Reimbursement	[2]	(1.00%)	[3]	(0.02%)			(0.02%)	[4]	(0.02%)		(0.02%)		(0.02%)		(0.02%)		(0.02%)	(2.07%)	[3]
Net Expenses (as a percentage of Assets)		1.51%		1.46%			1.05%		1.91%		1.78%		1.60%		1.41%		1.29%	1.04%
Management Fees (as a percentage of Assets)		0.98%		0.98%		0.98%	0.98%		0.98%		0.98%		0.98%		0.98%		0.98%	0.98%
Distribution and Service (12b-1) Fees	[5]	0.25%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[5]	1.22%		0.29%		0.75%	0.03%		0.54%		0.46%		0.33%		0.29%		0.27%	2.07%
Acquired Fund Fees and Expenses		0.06%		0.06%		0.06%	0.06%		0.06%		0.06%		0.06%		0.06%		0.06%	0.06%
Expenses (as a percentage of Assets)		2.51%		1.48%		1.79%	1.07%		1.93%		1.80%		1.62%		1.43%		1.31%	3.11%
Fee Waiver or Reimbursement	[6],[7]	(1.00%)		(0.02%)		(0.57%)	(0.02%)		(0.02%)		(0.02%)		(0.02%)		(0.02%)		(0.02%)	(2.04%)
Net Expenses (as a percentage of Assets)		1.51%		1.46%		1.22%	1.05%		1.91%		1.78%		1.60%		1.41%		1.29%	1.07%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.01% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Expense information in the table has been restated to reflect current fees.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[7]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, and 1.01% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Annual Fund Operating Expenses - PFI Prospectus - SmallCap Value Fund II [Member]		SmallCap Value Fund II, Class A [Member]		SmallCap Value II Fund, Class J [Member]		SmallCap Value Fund II, Class P [Member]	SmallCap Value II Fund, Institutional Class [Member]		SmallCap Value II Fund, Class R-1 [Member]		SmallCap Value II Fund, Class R-2 [Member]		SmallCap Value II Fund, Class R-3 [Member]		SmallCap Value II Fund, Class R-4 [Member]		SmallCap Value II Fund, Class R-5 [Member]	SmallCap Value Fund II, Class R-6 Shares [Member]
Management Fees (as a percentage of Assets)		0.98%		0.98%			0.98%		0.98%		0.98%		0.98%		0.98%		0.98%	0.98%
Distribution and Service (12b-1) Fees		0.25%	[1]	0.15%	[1]		none		0.35%	[1]	0.30%	[1]	0.25%	[1]	0.10%	[1]	none	none
Other Expenses (as a percentage of Assets):	[1]	1.22%		0.29%			0.03%		0.54%		0.46%		0.33%		0.29%		0.27%	2.07%
Acquired Fund Fees and Expenses		0.06%		0.06%			0.06%		0.06%		0.06%		0.06%		0.06%		0.06%	0.06%
Expenses (as a percentage of Assets)		2.51%		1.48%			1.07%		1.93%		1.80%		1.62%		1.43%		1.31%	3.11%
Fee Waiver or Reimbursement	[2]	(1.00%)	[3]	(0.02%)			(0.02%)	[4]	(0.02%)		(0.02%)		(0.02%)		(0.02%)		(0.02%)	(2.07%)	[3]
Net Expenses (as a percentage of Assets)		1.51%		1.46%			1.05%		1.91%		1.78%		1.60%		1.41%		1.29%	1.04%
Management Fees (as a percentage of Assets)		0.98%		0.98%		0.98%	0.98%		0.98%		0.98%		0.98%		0.98%		0.98%	0.98%
Distribution and Service (12b-1) Fees	[5]	0.25%		0.15%					0.35%		0.30%		0.25%		0.10%
Other Expenses (as a percentage of Assets):	[5]	1.22%		0.29%		0.75%	0.03%		0.54%		0.46%		0.33%		0.29%		0.27%	2.07%
Acquired Fund Fees and Expenses		0.06%		0.06%		0.06%	0.06%		0.06%		0.06%		0.06%		0.06%		0.06%	0.06%
Expenses (as a percentage of Assets)		2.51%		1.48%		1.79%	1.07%		1.93%		1.80%		1.62%		1.43%		1.31%	3.11%
Fee Waiver or Reimbursement	[6],[7]	(1.00%)		(0.02%)		(0.57%)	(0.02%)		(0.02%)		(0.02%)		(0.02%)		(0.02%)		(0.02%)	(2.04%)
Net Expenses (as a percentage of Assets)		1.51%		1.46%		1.22%	1.05%		1.91%		1.78%		1.60%		1.41%		1.29%	1.07%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.01% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[5]	Expense information in the table has been restated to reflect current fees.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[7]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, and 1.01% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example	Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap Value Fund II [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SmallCap Value Fund II, Class A [Member]	695	1,198	1,727	3,168	695	1,198	1,727	3,168
SmallCap Value II Fund, Class J [Member]	249	466	806	1,767	249	466	806	1,767
SmallCap Value Fund II, Class P [Member]					124	508	916	2,058
SmallCap Value II Fund, Institutional Class [Member]	107	338	588	1,304	107	338	588	1,304
SmallCap Value II Fund, Class R-1 [Member]	194	604	1,040	2,252	194	604	1,040	2,252
SmallCap Value II Fund, Class R-2 [Member]	181	564	973	2,114	181	564	973	2,114
SmallCap Value II Fund, Class R-3 [Member]	163	509	879	1,920	163	509	879	1,920
SmallCap Value II Fund, Class R-4 [Member]	144	450	780	1,711	144	450	780	1,711
SmallCap Value II Fund, Class R-5 [Member]	131	413	716	1,577	131	413	716	1,577
SmallCap Value Fund II, Class R-6 Shares [Member]	106	765	1,449	3,276	109	768	1,452	3,278

Expense Example - PFI Prospectus - SmallCap Value Fund II [Member] - USD ($)	May 02, 2017 Expense Example, with Redemption, 1 Year	May 02, 2017 Expense Example, with Redemption, 3 Years	May 02, 2017 Expense Example, with Redemption, 5 Years	May 02, 2017 Expense Example, with Redemption, 10 Years	Mar. 01, 2017 Expense Example, with Redemption, 1 Year	Mar. 01, 2017 Expense Example, with Redemption, 3 Years	Mar. 01, 2017 Expense Example, with Redemption, 5 Years	Mar. 01, 2017 Expense Example, with Redemption, 10 Years
SmallCap Value Fund II, Class A [Member]	695	1,198	1,727	3,168	695	1,198	1,727	3,168
SmallCap Value II Fund, Class J [Member]	249	466	806	1,767	249	466	806	1,767
SmallCap Value Fund II, Class P [Member]					124	508	916	2,058
SmallCap Value II Fund, Institutional Class [Member]	107	338	588	1,304	107	338	588	1,304
SmallCap Value II Fund, Class R-1 [Member]	194	604	1,040	2,252	194	604	1,040	2,252
SmallCap Value II Fund, Class R-2 [Member]	181	564	973	2,114	181	564	973	2,114
SmallCap Value II Fund, Class R-3 [Member]	163	509	879	1,920	163	509	879	1,920
SmallCap Value II Fund, Class R-4 [Member]	144	450	780	1,711	144	450	780	1,711
SmallCap Value II Fund, Class R-5 [Member]	131	413	716	1,577	131	413	716	1,577
SmallCap Value Fund II, Class R-6 Shares [Member]	106	765	1,449	3,276	109	768	1,452	3,278

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - SmallCap Value Fund II [Member] - SmallCap Value II Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	149	466	806	1,767
Total	149	466	806	1,767

Expense Example, No Redemption - PFI Prospectus - SmallCap Value Fund II [Member] - SmallCap Value II Fund, Class J [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Total	149	466	806	1,767
Total	149	466	806	1,767

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index (as of December 31, 2016, this range was between approximately $36.1 million and $10.3 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts ("REITs").
Principal Global Investors, LLC invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 2000® Value Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 2, 2009), Classes A and P shares (June 3, 2014) and Class R-6 shares (November 25, 2014), the performance shown in the bar chart for Class A shares and the table for Classes A, P, J, and R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on June 1, 2004.
During 2016, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are less than those that would have been experienced without the withdrawal.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	23.75%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(27.14)%

Average Annual Total Returns - PFI Prospectus - SmallCap Value Fund II [Member]	Label	1 Year		5 Years		10 Years
Russell 2000 Value Index [Member]	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	31.74%		15.07%		6.26%
SmallCap Value Fund II, Class A [Member]	Class A Return Before Taxes	17.97%		14.05%		5.57%
SmallCap Value Fund II, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	16.44%		11.66%		3.98%
SmallCap Value Fund II, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	11.46%		10.52%		3.97%
SmallCap Value II Fund, Class J [Member]	Class J Return Before Taxes	23.79%		15.25%		5.92%
SmallCap Value Fund II, Class P [Member]	Class P Return Before Taxes	23.89%	[1]	15.47%	[1]	6.38%	[1]
SmallCap Value II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	25.28%		15.89%		6.65%
SmallCap Value II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	24.27%		14.88%		5.72%
SmallCap Value II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	24.37%		15.03%		5.86%
SmallCap Value II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	24.63%		15.23%		6.05%
SmallCap Value II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	24.88%		15.45%		6.25%
SmallCap Value II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	25.02%		15.59%		6.38%
SmallCap Value Fund II, Class R-6 Shares [Member]	Class R-6 Return Before Taxes	25.30%		15.77%		6.53%
[1]	During 2016, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are less than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Tax-Exempt Bond Fund [Member]
TAX-EXEMPT BOND FUND
Objective:
The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - PFI Prospectus - Tax-Exempt Bond Fund [Member]	Tax-Exempt Bond Fund, Class A [Member]	Tax-Exempt Bond Fund, Class C [Member]	Tax-Exempt Bond Fund, Class P [Member]	Tax-Exempt Bond Fund, Institutional [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - PFI Prospectus - Tax-Exempt Bond Fund [Member]		Tax-Exempt Bond Fund, Class A [Member]	Tax-Exempt Bond Fund, Class C [Member]	Tax-Exempt Bond Fund, Class P [Member]	Tax-Exempt Bond Fund, Institutional [Member]
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Component1 Other Expenses		0.03%	0.03%	0.03%	0.03%
Component2 Other Expenses		0.08%	0.21%	0.24%	0.85%
Other Expenses (as a percentage of Assets):		0.11%	0.24%	0.27%	0.88%
Expenses (as a percentage of Assets)		0.81%	1.69%	0.72%	1.33%
Fee Waiver or Reimbursement	[1]		(0.06%)	(0.17%)	(0.78%)
Net Expenses (as a percentage of Assets)		0.81%	1.63%	0.55%	0.55%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class C, 0.52% for Class P and 0.52% for Institutional Class shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFI Prospectus - Tax-Exempt Bond Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Tax-Exempt Bond Fund, Class A [Member]	455	624	808	1,339
Tax-Exempt Bond Fund, Class C [Member]	266	527	912	1,993
Tax-Exempt Bond Fund, Class P [Member]	56	213	384	879
Tax-Exempt Bond Fund, Institutional [Member]	56	344	654	1,533

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class C [Member] | USD ($)	166	527	912	1,993

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Many of these are from California, Illinois, and New York. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations and may involve leverage. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays Municipal Bond Index, which as of December 31, 2016 was 6.24 years. The Fund is not managed to a particular maturity.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

15.64% in securities rated Aaa	15.71% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
31.21% in securities rated Aa	4.34% in securities rated Ba	0.00% in securities rated Ca	7.52% in securities not rated
20.37% in securities rated A	5.21% in securities rated B	0.00% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (a particular state, such as California, Illinois, or New York, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance

The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of the Institutional Class shares (May 18, 2015) and Class P shares (August 24, 2015), the performance shown in the bar chart and table for Institutional Class and Class P shares is based on the performance of the Fund's Class A shares, adjusted to reflect the fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund, which commenced operations on January 3, 1977.

Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	10.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(5.96)%

Average Annual Total Returns - PFI Prospectus - Tax-Exempt Bond Fund [Member]	Label	1 Year	5 Years	10 Years
Bloomberg Barclays Municipal Bond Index [Member]	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	0.25%	3.28%	4.25%
Tax-Exempt Bond Fund, Class A [Member]	Class A Return Before Taxes	(4.55%)	2.91%	3.28%
Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(4.55%)	2.91%	3.28%
Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.99%)	3.18%	3.49%
Tax-Exempt Bond Fund, Class C [Member]	Class C Return Before Taxes	(2.59%)	2.84%	2.84%
Tax-Exempt Bond Fund, Class P [Member]	Class P Return Before Taxes	(0.42%)	3.77%	3.72%
Tax-Exempt Bond Fund, Institutional [Member]	Institutional Class Return Before Taxes	(0.65%)	3.76%	3.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other classes.